                          As filed with the Securities

                   and Exchange Commission on January 28, 1998


                                              1933 Act Registration No. 33-59984
                                                      1940 Act File No. 811-7588

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]



         Pre-Effective Amendment No.                                        [ ]


         Post-Effective Amendment No. 10                                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No. 11                                                   [X]




                               THE CARDINAL GROUP
               (Exact Name of Registrant as Specified in Charter)

                   155 East Broad Street, Columbus, Ohio 43215
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 614/464-5511

          Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

                         Copy to: Charles H. Hire, Esq.
                             Baker & Hostetler LLP
                              65 East State Street
                              Columbus, Ohio 43215

                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

        X   on January 30, 1998 pursuant to paragraph (b)
      ----

            60 days after filing pursuant to paragraph (a)(1)
      ----
            on (date) pursuant to paragraph (a)(1)
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on (date) pursuant to paragraph (a)(2) of Rule 485
      ----


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.



Title of Securities Being Registered: Shares of beneficial interest, without par value.

               CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
                    CARDINAL TAX EXEMPT MONEY MARKET FUND

                                 Two Funds of
                              The Cardinal Group

                      Cross Reference Sheet Required By
                 Rule 481(a) under the Securities Act of 1933

      Part A of Form N-1A Item No.                    Caption(s) in Prospectus
      ----------------------------                    ------------------------

1.(a)(i) .............................                Cover Page
    (ii) .............................                Cover Page
   (iii) .............................                Cover Page
    (iv) .............................                Cover Page
     (v) .............................                Cover Page
    (vi) .............................                *
    (vii).............................                *
  (b) ................................                *
2.(a)(i) .............................                "Fee Table"
    (ii) .............................                *
  (b) ................................                "Prospectus Highlights"
  (c) ................................                "Prospectus Highlights"
3.(a) ................................                "Financial Highlights"
  (b) ................................                *
  (c) ................................                "Performance Information"
  (d) ................................                "Performance Information"
4.(a)(i)(A) ..........................                "What Are The Funds?"
     (i)(B) ..........................                "What Are The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(A) ..........................                *
    (ii)(B)(1) .......................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(B)(2) .......................                *
    (ii)(C) ..........................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(D) ..........................                "What Are The Investment
                                                      Objectives And Polices Of
                                                      The Funds?"
  (b)(i) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
  (c) ................................                "What Are The Investment
                                                      Objectives and Policies
                                                      Of The Funds?"
5.(a) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(i) .............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(ii) ............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(iii) ...........................                "Who Manages My
                                                      Investment In The Funds?"
  (c) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (d) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (g)(i)(A) ..........................                *
  (g)(i)(B) ..........................                *
  (g)(i)(C) ..........................                *
  (g)(ii) ............................                *
5A.(a) ...............................                *
  (b) ................................                *
  (c) ................................                *
6.(a) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (b) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (c) ................................                *
  (d) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (e) ................................                "What Are My Rights As A
                                                      Shareholder?"; "Who
                                                      Provides Shareholder
                                                      Reports?"
  (f) ................................                "What Distributions Will
                                                      I Receive?"
  (g) ................................                "Do The Funds Pay Federal
                                                      Income Tax?"; "What About
                                                      My Taxes?"
  (h) ................................                Cover Page; "What Are My
                                                      Rights As a Shareholder?"
7.(a) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (b) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"; "How Is Net
                                                      Asset Value Calculated?"
  (c) ................................                "How May I Qualify For
                                                      Quantity Discounts?"
  (d) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
8.(a) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (b) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (c) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (d) ................................                "How May I Redeem My
                                                      Investor Shares?"
9.  ..................................                *







----------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS----------------------------------------------------------------------

                                 CARDINAL LOGO

                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
                     CARDINAL TAX EXEMPT MONEY MARKET FUND

Cardinal Government Securities Money Market Fund (the "Government Securities Fund") and Cardinal Tax Exempt Money Market Fund (the "Tax Exempt Fund") (together called the "Funds" or individually a "Fund") are two separate diversified investment funds of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").

The Government Securities Fund's investment objectives are maximizing current income while preserving capital and maintaining liquidity. The Government Securities Fund seeks to attain its objectives by investing as fully as possible, but in no event less than 80% of its total assets, in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

The Tax Exempt Fund's investment objectives are maximizing current income exempt from federal income tax while preserving capital and maintaining liquidity. The Tax Exempt Fund seeks to attain its objectives through professional management of a high-grade portfolio of short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes.

All obligations purchased by each of the Funds will mature, or be deemed to mature, in 397 calendar days or less. There can be no assurance that any Fund's investment objectives will be achieved.

THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. EACH FUND INTENDS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.
--------------------------------------------------------------------------------

         FOR FURTHER INFORMATION REGARDING THE FUNDS OR FOR ASSISTANCE
IN OPENING AN ACCOUNT OR REDEEMING SHARES, PLEASE CALL (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                     TO THE GROUP AT ITS PRINCIPAL OFFICE:

                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------


The Prospectus relates only to the Government Securities Fund and the Tax Exempt Fund, currently two of six funds of the Group. Interested persons who wish to obtain prospectuses of Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, The Cardinal Fund or Cardinal Government Obligations Fund should contact The Ohio Company. Additional information about the Funds, contained in a Statement Of Additional Information dated January 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Group at the above address or by calling the phone number provided above.


This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing in either of the Funds. This Prospectus should be retained for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                The Ohio Company


                The date of this Prospectus is January 30, 1998.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES..........  The GOVERNMENT SECURITIES FUND seeks to maximize current income while preserving capital and maintaining
                                 liquidity. (See page 6.)
                                 The TAX EXEMPT FUND seeks to maximize current income, ex-
                                 empt from federal income tax, while preserving capital
                                 and maintaining liquidity. (See page 6.)

INVESTMENT POLICIES............  The GOVERNMENT SECURITIES FUND invests as fully as possible, but in no event less than 80% of its total
                                 assets, in short-term obligations issued or guaranteed by
                                 the U.S. Government and its agencies and
                                 instrumentalities, and repurchase agreements secured by
                                 such obligations. (See pages 6 and 7.)
                                 The TAX EXEMPT FUND invests in short-term tax exempt
                                 securities including, but not limited to, bond
                                 anticipation notes, construction loan notes, project
                                 notes, revenue anticipation notes and tax anticipation
                                 notes as well as municipal bonds. (See pages 7 and 8.)

CURRENT INCOME.................  Dividends are generally credited daily and paid monthly.
                                 Such distributions are automatically reinvested in
                                 additional Shares of the applicable Fund without charge.
                                 Dividends may also be received in cash. (See page 13.)

LIQUIDITY......................  Through the free check writing privilege or telephone transfer, Shares may be redeemed on any Business Day at
                                 the net asset value without charge. (See page 15.)

PURCHASES......................  There is a minimum initial investment of $1,000 with subsequent minimums of $100. Such minimums may be waived
                                 under certain circumstances. (See page 11.)

INVESTMENT ADVISER.............  Cardinal Management Corp. (the "Adviser"), a wholly-owned subsidiary of The Ohio Company, is the Funds' investment
                                 adviser. The Adviser also serves as investment adviser
                                 for The Cardinal Fund, Cardinal Government Obligations
                                 Fund, Cardinal Balanced Fund and Cardinal Aggressive
                                 Growth Fund (collectively, with the Funds, the "Cardinal
                                 Funds"), each a separate diversified investment fund of
                                 the Group. (See page 19.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------


                                                                GOVERNMENT
                                                                SECURITIES            TAX EXEMPT
                                                                   FUND                  FUND
                                                             -----------------     -----------------
     SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Load Imposed on Purchases
                 (as a percentage of offering price).....              0%                    0%

     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
               Management Fees...........................            .50%                  .50%
               12b-1 Fees................................           None                  None
               Other Expenses............................            .38                   .30
                                                                --------              --------
               Total Fund Operating Expenses.............            .88%                  .80%
                                                             =================     =================


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                              1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                            ----------     ----------     ----------     ----------
Government Securities Fund..............        $9            $ 28           $ 49           $108
Tax Exempt Fund.........................        $8            $ 26           $ 44           $ 99


The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in that Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUNDS?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights with respect to each of the years in the ten year period ended September 30, 1997, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, insofar as it relates to each of the years in the five-year period ended September 30, 1997, is contained in the Funds' Statement of Additional Information and which may be obtained by shareholders and prospective investors.


The following Financial Highlights for the Funds reflect the operations of Cardinal Government Securities Trust ("CGST") and Cardinal Tax Exempt Money Trust ("CTEMT"), the Government Securities Fund's and Tax Exempt Fund's predecessors, respectively, through April 30, 1996. On May 1, 1996, the Government Securities Fund and the Tax Exempt Fund acquired all of the assets and liabilities of CGST and CTEMT, respectively, and are deemed to have succeeded to the financial and performance history of CGST and CTEMT, respectively.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND


                                                                              YEARS ENDED SEPTEMBER 30,
                                                           ----------------------------------------------------------------
                                                             1997          1996          1995          1994          1993
                                                           --------      --------      --------      --------      --------
Net Asset Value, Beginning..............................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Investment Activities:
  Net investment income.................................        .05           .05           .05           .03           .02
  Net gains or losses on securities (both realized and
    unrealized).........................................         --            --            --            --            --
                                                           --------      --------      --------      --------      --------
  Total from Investment Activities......................        .05           .05           .05           .03           .02
                                                           --------      --------      --------      --------      --------
Distributions:
  From net investment income............................       (.05)         (.05)         (.05)         (.03)         (.02)
  From capital gains....................................         --            --            --            --            --
  Returns of capital....................................         --            --            --            --            --
                                                           --------      --------      --------      --------      --------
  Total Distributions...................................       (.05)         (.05)         (.05)         (.03)         (.02)
Net Asset Value, Ending.................................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           =========     =========     =========     =========     =========
Ratios/Supplemental Data:
Total Return............................................       4.67%         4.70%         4.98%         2.84%(1)      2.41%
Net assets at end of period (000).......................   $504,264      $477,875      $445,374      $367,516      $402,758
  Ratio of expenses to average net assets...............       0.88%         0.81%         0.81%         0.85%         0.79%
  Ratio of net investment income to average net
    assets..............................................       4.57%         4.74%         4.92%         2.94%         2.38%



                                                                              YEARS ENDED SEPTEMBER 30,
                                                           ----------------------------------------------------------------
                                                             1992          1991          1990          1989          1988
                                                           --------      --------      --------      --------      --------
Net Asset Value, Beginning..............................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Investment Activities:
  Net investment income.................................        .04           .06           .08           .09           .07
  Net gains or losses on securities (both realized and
    unrealized).........................................         --            --            --            --            --
                                                           --------      --------      --------      --------      --------
  Total from Investment Activities......................        .04           .06           .08           .09           .07
                                                           --------      --------      --------      --------      --------
Distributions:
  From net investment income............................       (.04)         (.06)         (.08)         (.09)         (.07)
  From capital gains....................................         --            --            --            --            --
  Returns of capital....................................         --            --            --            --            --
                                                           --------      --------      --------      --------      --------
  Total Distributions...................................       (.04)         (.06)         (.08)         (.09)         (.07)
Net Asset Value, Ending.................................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           =========     =========     =========     =========     =========
Ratios/Supplemental Data:
Total Return............................................       3.58%         6.20%         7.97%         8.88%         6.81%
Net assets at end of period (000).......................   $472,521      $567,841      $592,343      $533,266      $411,887
  Ratio of expenses to average net assets...............       0.76%         0.72%         0.73%         0.72%         0.73%
  Ratio of net investment income to average net
    assets..............................................       3.52%         6.03%         7.69%         8.54%         6.61%


---------------

(1) During the year ended September 30, 1994, the Adviser contributed $1,151,186 to CGST, the Fund's predecessor, to offset losses incurred by the predecessor. Without the capital contribution, the 1994 total return would have been 2.55%.

                     CARDINAL TAX EXEMPT MONEY MARKET FUND


                                                                                 YEARS ENDED SEPTEMBER 30,
                                                                -----------------------------------------------------------
                                                                 1997         1996         1995         1994         1993
                                                                -------      -------      -------      -------      -------
Net Asset Value, Beginning...................................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Investment Activities:
  Net investment income......................................       .03          .03          .03          .02          .02
  Net gains or losses on securities (both realized
    and unrealized)..........................................        --           --           --           --           --
                                                                -------      -------      -------      -------      -------
  Total from Investment Activities...........................       .03          .03          .03          .02          .02
                                                                -------      -------      -------      -------      -------
Distributions:
  From net investment income.................................      (.03)        (.03)        (.03)        (.02)        (.02)
  From capital gains.........................................        --           --           --           --           --
  Returns of capital.........................................        --           --           --           --           --
                                                                -------      -------      -------      -------      -------
  Total Distributions........................................      (.03)        (.03)        (.03)        (.02)        (.02)
Net Asset Value, Ending......................................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                =======      =======      =======      =======      =======
Total Return.................................................      2.72%        2.67%        3.02%        1.78%        1.81%
Ratios/Supplemental Data:
Net assets at end of period (000)............................   $60,284      $59,915      $64,780      $80,531      $91,159
  Ratio of expenses to average net assets....................      0.80%        0.89%        0.81%        0.76%        0.77%
  Ratio of net investment income to average net assets.......      2.79%        2.66%        2.99%        1.78%        1.80%



                                                                                 YEARS ENDED SEPTEMBER 30,
                                                                -----------------------------------------------------------
                                                                 1992         1991         1990         1989         1988
                                                                -------      -------      -------      -------      -------
Net Asset Value, Beginning...................................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Investment Activities:
  Net investment income......................................       .03          .04          .05          .06          .04
  Net gains or losses on securities (both realized
    and unrealized)..........................................        --           --           --           --           --
                                                                -------      -------      -------      -------      -------
  Total from Investment Activities...........................       .03          .04          .05          .06          .04
                                                                -------      -------      -------      -------      -------
Distributions:
  From net investment income.................................      (.03)        (.04)        (.05)        (.06)        (.04)
  From capital gains.........................................        --           --           --           --           --
  Returns of capital.........................................        --           --           --           --           --
                                                                -------      -------      -------      -------      -------
  Total Distributions........................................      (.03)        (.04)        (.05)        (.06)        (.04)
Net Asset Value, Ending......................................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                =======      =======      =======      =======      =======
Total Return.................................................      2.62%        4.40%        5.41%        5.95%        4.53%
Ratios/Supplemental Data:
Net assets at end of period (000)............................   $70,054      $85,488      $82,988      $82,031      $61,771
  Ratio of expenses to average net assets....................      0.76%        0.72%        0.76%        0.72%        0.75%
  Ratio of net investment income to average net
    assets...................................................      2.59%        4.31%        5.26%        5.79%        4.44%


See notes to financial statements appearing in the Funds' Statement of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time each of the Funds may advertise its "yield" or "annualized yield" and its "effective yield." In addition, the Tax Exempt Fund may advertise its "tax equivalent yield" and its "tax equivalent effective yield." ALL YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" or "annualized yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" or "annualized yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of the Tax Exempt Fund. The "tax-equivalent effective yield" is calculated similarly to the "tax-equivalent yield" but, when annualized, the income earned by an investment in the Tax Exempt Fund is assumed to be reinvested. The "tax-equivalent effective yield" will be slightly higher than the "tax-equivalent yield" because of the compounding effect of this assumed reinvestment.

Investors may also judge the performance of a Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Morningstar, Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, Consumer Reports and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

--------------------------------------------------------------------------------
WHAT ARE THE FUNDS?
--------------------------------------------------------------------------------

Each Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Government Securities Fund and the Tax Exempt Fund were organized for the purposes of acquiring all of the assets and liabilities of CGST and CTEMT, respectively, to effect a reorganization of CGST and CTEMT from separate stand alone investment companies to separate series of the Group (the "Reorganization").

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?
--------------------------------------------------------------------------------

IN GENERAL

The investment objectives of the Government Securities Fund are to maximize current income while preserving capital and maintaining liquidity. The investment objectives of the Tax Exempt Fund are to maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. The investment objectives with respect to each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). There can be no assurance that the objectives of any Fund will be achieved.


Each of the Funds, as a money market fund subject to Rule 2a-7 of the 1940 Act, must invest exclusively in United States dollar-denominated instruments which the Trustees of the Group and the Adviser determine present minimal credit risks and which at the time of acquisition are rated by one or more appropriate nationally recognized statistical rating organizations ("NRSROs") (e.g. Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. In addition, the dollar-weighted average maturity of the obligations in a Fund may not exceed 90 days.


THE GOVERNMENT SECURITIES FUND

The Government Securities Fund seeks to attain its investment objectives by investing as fully as possible, but in no event less than 80% of its total assets, in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Government Securities Fund will purchase only obligations which have, or are deemed to have, maturities, from the date of purchase, of 397 calendar days or less. Current income earned on such securities may not be as great as current income that could be earned on lower quality securities that have less liquidity and/or a greater risk of non-payment or securities that have a longer term.

Subject to the foregoing limitations and in order to achieve its investment objectives, the Government Securities Fund expects to invest in the following types of securities.

Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance: Treasury bills have original maturities of one year or less; Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.


Examples of obligations issued by agencies or instrumentalities of the U.S. Government include, among others, securities issued by the General Services Administration, Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, Central Bank for Cooperatives, Maritime Administration, The Tennessee Valley Authority, Washington, D.C. Armory Board, Export-Import Bank of the United States, Federal National Mortgage Association and Student Loan Marketing Association.


Certain of such U.S. Government obligations may have variable or floating rates of interest. The Government Securities Fund intends to invest in variable and floating rate instruments whose market value, upon reset of the interest rate, will approximate amortized cost because their interest rates will be tied to short-term market rates. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by U.S. Treasury guarantees; and others, such as those issued by Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury. In addition, some obligations of U.S. Government agencies or instrumentalities, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, and others, such as those issued by the Student Loan Marketing Association, are supported solely by the credit of the issuing agency or instrumentality itself. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Government Securities Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

THE TAX EXEMPT FUND


As a matter of policy, under normal market conditions, the Tax Exempt Fund will invest at least 80% of its net assets in a diversified portfolio of Municipal Securities (as defined below), the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax. Subject to the foregoing limitations and in order to achieve its investment objectives, the Tax Exempt Fund expects to invest in the following types of securities (collectively, "Municipal Securities"): bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes which, in each case (1) are backed by the full faith and credit of the United States, (2) are rated in one of the two highest rating categories by an appropriate NRSRO for short-term tax-exempt securities (e.g., MIG-1 or MIG-2 by Moody's Investors Service, Inc.) or (3) if the notes are not rated, are, as determined by the Adviser in accordance with guidelines established by the Group's Board of Trustees, of a quality equivalent to securities so rated. The Tax Exempt Fund may also invest in municipal bonds and participation interests therein, including industrial development revenue bonds and pollution control revenue bonds, which have, or are deemed to have, remaining maturities of 397 calendar days or less and (1) are rated in one of the two highest rating categories by an appropriate NRSRO for short-term tax-exempt securities, or (2) if not rated, are, as determined by the Adviser in accordance with guidelines established by the Group's Board of Trustees, of a quality equivalent to securities so rated. In addition, the Tax Exempt Fund may purchase other types of tax-exempt Municipal Securities such as short-term discount notes. These investments must (1) be rated in one of the two highest rating categories by an appropriate NRSRO for short-term tax exempt securities, or (2) if not rated, possess equivalent characteristics and quality to securities so rated in the opinion of the Adviser as determined in accordance with guidelines established by the Board of Trustees. For further information regarding the rating categories of the NRSROs, please see the Appendix to the Funds' Statement of Additional Information.

Current income earned on such Municipal Securities may not be as great as current income that could be earned on lower quality securities that have less liquidity and/or a greater risk of nonpayment or securities that have a longer term.

RISK FACTORS AND INVESTMENT TECHNIQUES

VARIABLE RATE SECURITIES. The Tax Exempt Fund has and intends to continue to invest more than 25% of its assets in certain variable or floating rate demand Municipal Securities, including participation interests therein. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent the Tax Exempt Fund is invested in such securities, the degree of fluctuation in the value of portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed income securities. The Tax Exempt Fund's portfolio may contain variable or floating rate demand securities on which stated minimum or maximum rates set by state law limit the degree to which interest on such securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable or floating rate demand securities is made in relation to movements of the applicable indexes (e.g., the prime rate), such securities are not comparable to longer-term fixed rate securities. Accordingly, interest rates on such securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities. The Tax Exempt Fund, however, will only acquire variable or floating rate securities the interest rates on which are determined by reference to other short-term market rates of interest. The Tax Exempt Fund will attempt to achieve a balance of variable or floating and fixed rate securities such that under normal circumstances the net asset value of the Tax Exempt Fund can be maintained at $1.00 per share while the highest possible yield can be returned to investors. To the extent the Tax Exempt Fund's portfolio is invested in variable or floating rate securities, yield can be expected to decline in periods of falling interest rates more rapidly than if the Tax Exempt Fund's portfolio is invested solely in longer-term fixed rate securities. Conversely, yield, under the same circumstances, can be expected to increase more rapidly in periods of rising interest rates. Such instruments may be considered to be derivatives. A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. As stated above, the Tax Exempt Fund has no limit as to the percentage of its total assets that may be invested in such variable or floating rate securities.

Variable rate demand Municipal Securities in which the Tax Exempt Fund invests may be supported by bank letters of credit or comparable guarantees of financial institutions. To the extent that 25% or more of the Tax Exempt Fund's assets are invested in variable rate demand Municipal Securities supported by such letters of credit or guarantees, the Tax Exempt Fund may be deemed to be concentrated in the banking industry. (See "Certain Factors" below.)

REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. The Funds will only enter into a repurchase agreement where
(i) the underlying securities are of the type which that Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Funds' custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements. Use of repurchase agreements may cause the Tax Exempt Fund to earn income which would be taxable to its shareholders.

INVESTMENT COMPANY SECURITIES. Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Funds intend to invest in the securities of other money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Funds' investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Funds' Statement of Additional Information.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may also purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received, although the payment obligation and the coupon rate have been established before the time the Fund enters into the commitment. When a Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Each Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, such Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.


TAXABLE MONEY MARKET SECURITIES. Under normal market conditions, the assets of the Tax Exempt Fund will be managed with a view towards producing only income that is exempt from federal income taxation and that is not treated as a preference item for purposes of the federal alternative minimum tax. However, the Tax Exempt Fund may invest up to 20% of its assets in "temporary investments," that is, money market instruments consisting of marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, deposit obligations of banks and savings and loans which are members of the Federal Deposit Insurance Corporation, bankers' acceptances, high-grade commercial paper guaranteed or issued by domestic corporations and repurchase agreements secured by such obligations.


CERTAIN FACTORS. Naturally, there can be no assurance that any Fund will achieve its investment objectives or be able continuously to maintain a net asset value per share of $1.00. Specifically, with respect to the Tax Exempt Fund, the characteristics of short-term Municipal Securities are such that the price stability and liquidity of the Tax Exempt Fund may not be equal to that of a money market fund which exclusively invests in short-term taxable money market securities.


In addition, the Tax Exempt Fund expects that substantially all the demand rights of the Tax Exempt Fund with respect to variable rate demand Municipal Securities will be supported by letters of credit of major commercial banks. Fund investors should be aware that banks are subject to extensive governmental regulation which may limit both the amount and type of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

INVESTMENT RESTRICTIONS

Each of the Funds is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

The Government Securities Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
        (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Make loans, other than by entering into repurchase agreements to the extent allowed herein and through the purchase of other obligations in accordance with its investment objectives and policies.

The Tax Exempt Fund will not:

     1. Purchase securities, if as a result of such purchase more than 5% of its total assets would be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which securities include project notes for purposes of this restriction), except that up to 25% of the value of such Fund's assets may be invested without regard to this 5% limitation (for purposes of this test, the non-governmental user of facilities financed by industrial development or pollution control revenue bonds and a bank issuing a letter of credit or comparable guarantee supporting a variable rate demand municipal security is considered to be the issuer).

     2. Purchase the securities of issuers conducting their principal business activity in the same industry if as a result of such purchase more than 25% of its total assets would be invested in the securities of issuers in that industry; provided that such limitation shall not apply to the purchase of Municipal Securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities issued by domestic branches of domestic banks (the only securities issued by domestic branches of domestic banks that such Fund contemplates investing in are variable rate demand Municipal Securities supported by letters of credit or guarantees issued by domestic branches of domestic banks).

     3. Make loans, other than by entering into repurchase agreements and through the purchase of participations in privately negotiated loans and portions of publicly issued debt obligations that are in accordance with its investment objectives and policies; provided, however, that such Fund may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days.

In addition, each of the Funds may not borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of such Fund's total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. Each Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of a Fund.

Each Fund may not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 10% of the Fund's net assets would be invested in securities that are illiquid.

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HOW DO I PURCHASE SHARES OF THE FUNDS?
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GENERAL

Shares of the Funds are sold on a continuing basis without a sales charge at the net asset value next determined after an order is received by The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, the Funds' principal underwriter, and federal funds (monies credited to a member bank's account in a Federal Reserve Bank) are received by The Ohio Company as hereinafter provided. The minimum initial investment for individuals is $1,000 and subsequent investments must be in amounts of at least $100. The Group may, at its discretion, waive the subsequent investment minimum for purchases effected through the automatic reinvestment of distributions from unit investment trusts sponsored by The Ohio Company, and may waive both the initial and subsequent investment minimums for purchases effected with cash balances in brokerage accounts of customers of The Ohio Company. Institutions may place orders for any number of individual accounts with a minimum initial purchase of $1,000 for each individual account. Subsequent purchases may be made in minimum amounts of $100 for each individual account. Shares of the Funds may be purchased through a securities dealer, investment adviser, agent or other fiduciary which may charge a fee for its services in connection with the purchase. No sales charge is imposed by the Group or by The Ohio Company.

Subsequent purchases of Shares of the Funds may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Shares may also be purchased by wiring funds to the Funds as described below under "Purchase by Federal Funds Wire."


All Shares purchased will be credited to shareholder accounts after receipt of an order and federal funds by The Ohio Company, at the net asset value next determined. Each Fund currently determines net asset value and enters purchases and redemptions of its Shares as of 12:00 noon, Eastern Time, on each day that the New York Stock Exchange is open for business and on such other days on which there is a sufficient degree of trading in that Fund's portfolio securities that such Fund's net asset value might be materially affected by changes in the value of the portfolio securities ("Business Day"). If a properly completed order and federal funds (or other immediately available funds) are received at or prior to 12:00 noon, Eastern Time, on a Business Day, then the purchase will be entered as of 12:00 noon, Eastern Time, on that day and dividends will commence on that day. If either federal funds (or other immediately available funds) or the completed purchase order are received after 12:00 noon, Eastern Time, Shares will be credited to the shareholder's account as of 12:00 noon, Eastern Time, on the next Business Day and will begin earning dividends on such day.


The Group reserves the right to reject any order for the purchase of Shares in whole or in part. You will receive a confirmation of each transaction in your account, which will also show the total number of Shares being held in safekeeping by Cardinal Management Corp., the Funds' transfer agent (the "Transfer Agent"), for your account. Certificates representing Shares will not be issued.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Funds or their shareholders.

PURCHASE BY FEDERAL FUNDS WIRE

Investments in Shares of the Funds may be made by wire transfer of federal funds, avoiding delays of the mail and the normal check clearance process described below. An investor may telephone the Group at (800) 282-9446, toll free, prior to wire transfer of his or her investment to advise the Group of the investment and, if a new investor, to obtain an account number. If an investor does not telephone the Group for wire instructions and the investor's wire transfer does not include sufficient information, such purchase will be delayed until the proper information is received. An investor must instruct its bank to "wire transfer" the investment immediately to:


       The Fifth Third Bank


       Account Number 728-76677


       Routing Number 042000314


       38 Fountain Square Plaza


       Cincinnati, Ohio 45263

       Attn: [Name of Applicable Fund]
       [Include Fund Account Number and Name of Account Holder]


Funds transmitted by wire will be invested in Shares of the appropriate Fund at the net asset value next computed after receipt thereof as described above under "General." A bank may charge for its services in effecting wire transfers of funds. If you have questions regarding the status of a wire transfer of funds, please call The Fifth Third Bank at (513) 579-5385.


PURCHASE BY MAIL

Investment in Shares of the Funds may be made by mail by sending a check payable to the order of the appropriate Fund together with, in the case of an initial purchase, an Application Form to:

       The Cardinal Group c/o [Name of Applicable Fund]
       155 East Broad Street
       Columbus, Ohio 43215

Money transmitted by check drawn on a member of the Federal Reserve System will normally be converted to federal funds and invested in Shares of the applicable Fund within one Business Day following receipt by The Ohio Company. Checks drawn on non-member banks may take considerably longer. THE GROUP STRONGLY RECOMMENDS THAT INVESTORS OF SUBSTANTIAL AMOUNTS USE FEDERAL FUNDS TO PURCHASE SHARES.

AUTOMATIC INVESTMENT PLAN

The Group has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of a Fund on the periodic basis you select. Confirmation of your purchase of Fund Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

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WHAT DISTRIBUTIONS WILL I RECEIVE?
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Each Fund's net income is declared as a dividend and accrued on each Business Day immediately prior to the determination of such Fund's net asset value at 12:00 noon, Eastern Time. Net investment income (from the time of the immediately preceding declaration) consists of interest accrued on the portfolio of the Fund (including accretion of discount and amortization of premium), plus realized net short-term capital gains (losses) due to portfolio transactions (if any), less the accrued expenses of that Fund applicable to that dividend period. The Funds do not expect to realize any long-term capital gains due to their policy of investing in securities maturing in 397 calendar days or less.


All dividends of net income are credited to each shareholder's account daily and automatically reinvested in additional Shares of the applicable Fund at the net asset value on the last Business Day of each month. Shareholders, however, may elect to receive monthly dividends of $10 or more declared on their Shares in cash by checking the appropriate box on the Account Information Form or by otherwise notifying the Transfer Agent. In addition, investors may obtain cash at any time without charge by redeeming Shares at net asset value. If the entire account of a shareholder is withdrawn, all dividends accrued to the time of withdrawal will be paid at that time.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

Should a Fund incur or anticipate any extraordinary expense, loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then-prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or expected to be reduced, below $1.00, the Trustees might suspend further dividend declarations until the net asset value returned to $1.00. Thus, extraordinary expenses, losses or depreciation may result in no dividends being declared for the period during which an investor holds Shares as well as a redemption price lower than the purchase price for such Shares.

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HOW MAY I REDEEM MY SHARES?
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Investors may redeem Shares of a Fund on any Business Day at the net asset value per share next determined following receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of a written or telephonic notice to redeem, or by check, each as more fully described below. See "HOW IS NET ASSET VALUE CALCULATED?" below for a description of when net asset value is determined.



As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his or her Shares and may charge a fee for such services.



Proceeds of redemption requests received by the Transfer Agent in proper form before 12:00 noon, Eastern Time, on a Business Day will be sent by mail on that Business Day or, if the expedited redemption option is available, by federal funds wire on that Business Day for use on that day.


The Group reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Shares by wire transfer of federal funds would avoid any such delay.


The Group may suspend the right of redemption or may delay payment during any period in which the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Group reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions have reduced a shareholder's total investment in a Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his or her investment in that Fund to at least $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.



REDEMPTION BY MAIL


Shareholders may redeem Shares of a Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.


REDEMPTION BY TELEPHONE


Shareholders may redeem Shares of a Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Funds or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Shares by mail as described above.

EXPEDITED REDEMPTION

Any investor may elect to use the expedited redemption procedure by designating on the Account Information Form submitted at the time of initial investment the name of a commercial bank and account number to receive proceeds of redemption. If this election is made, requests for redemption may be made by mail or by telephone as described above.

An investor may elect to have redemption proceeds sent by federal funds wire to the designated U.S. bank account if the proceeds are $1,000 or more. Otherwise, proceeds will be sent by mail. No signature guarantee will be required of investors electing this procedure. Requests to change bank or account designations may only be made in writing to the Group with the type of signature guarantee and other documentation specified under "Redemption by Mail" above. To participate in this procedure, an investor must complete the expedited redemption portion of the Account Information Form or notify the Group at any time after making an initial investment.

An investor may also elect to have redemption proceeds sent by federal funds wire to The Ohio Company, the Funds' distributor, if the proceeds are $500 or more. If the investor elects to have federal funds so wired, the investor may pick up a check at The Ohio Company's main office at 155 East Broad Street, Columbus, Ohio or The Ohio Company will mail a check to the investor's address of record. The Group may, at its discretion, waive the minimum redemption requirement for redemptions effected to cover debit balances in brokerage accounts of customers of The Ohio Company.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

As a shareholder, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Group's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

CHECK-WRITING REDEMPTION PROCEDURE

The Transfer Agent will provide any shareholder who so requests with a supply of checks, imprinted with the shareholder's name, which may be drawn against the appropriate Fund's account maintained by The Fifth Third Bank (the "Bank"), for redemption of Fund Shares. These checks may be made payable to the order of any person in any amount. To participate in this procedure, an investor must complete the Check-Writing Redemption Form available from the Transfer Agent. When a check is presented to the Bank for payment, the Transfer Agent (as your agent) will cause such Fund to redeem sufficient Shares in your account to cover the amount of the check. Shares continue earning daily dividends until the day on which the check is presented to the Bank for payment. Cancelled checks will be returned to you. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept for payment checks presented through normal bank clearing channels. Shareholders should not attempt to withdraw the full amount of an account or to close out an account by using this procedure.

No charge will be made to a shareholder for participation in the check-writing redemption procedure or for the clearance of any checks. However, charges for copies ($5 each), returned checks ($15 each) and returned items of deposit ($15 each) will be deducted from a shareholder's account.

In order to stop payment on a check, the shareholder must notify the Group in writing before the check has been presented to the Bank for payment. A charge of $15 will be deducted from the shareholder's account for each stop payment order.

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WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
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ACH PROCESSING

The Funds offer ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Fund Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Shareholders of a Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of a Fund for Shares of the other Fund (without payment of any sales charge) or for Investor shares (upon the payment of the applicable sales charge) or Institutional shares (if the investor is otherwise eligible to acquire Institutional shares) of:

     Cardinal Aggressive Growth Fund,
     an equity fund seeking appreciation of
     capital;

     Cardinal Balanced Fund,
     a fund seeking current income and long-term growth of both capital and income;

     The Cardinal Fund,
     an equity fund seeking long-term growth
     of capital and income; or

     Cardinal Government Obligations Fund,
     a fund investing in securities issued
     or guaranteed by the U.S. Government.

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, exchanges of Fund Shares for Investor shares of The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Balanced Fund or Cardinal Aggressive Growth Fund (individually, a "Cardinal Load Fund") generally may be completed upon the payment of a sales charge equal to the sales charge payable upon purchase of Investor shares of that Cardinal Load Fund. If, however, the Shares of a Fund to be exchanged were acquired as a result of an exchange of shares of a Cardinal Load Fund, the sales charge to be paid on the present exchange may be reduced by the sales charge previously paid.

The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of a Fund by telephone. Neither the Group, the Funds nor any of their service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase.

The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Funds 60 days' advance written notice of any such modification or termination.

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HOW IS NET ASSET VALUE CALCULATED?
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The Funds' net asset value per share is currently determined as of 12:00 noon Eastern Time on each Business Day. Net asset value per share is computed by dividing the total value of the assets of a Fund, less its liabilities, by the total number of Shares outstanding. Expenses and fees of the Funds, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value.


The Board of Trustees has adopted a policy requiring each Fund to use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. Each Fund values its portfolio securities by the amortized cost method which involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. A Fund will normally include any accrued discount or premium in its daily dividend and will thereby keep constant the value of the Fund's assets and, consequently, its net asset value per share. This method does not take into account unrealized capital gains or losses or the effect of fluctuating interest rates.

--------------------------------------------------------------------------------
DO THE FUNDS PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------


Each of the funds of the Group, including the Funds, is treated as a separate entity for federal income tax purposes and each intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of that Fund's investment company taxable income (before deduction of dividends paid).


A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

THE GOVERNMENT SECURITIES FUND


It is expected that the Government Securities Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Government Securities Fund and not in cash. Since all of the Government Securities Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations. The Government Securities Fund does not expect to realize any mid-term or long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. However, if the Government Securities Fund were to realize any mid-term or long-term capital gains, distribution by such Fund of the excess of any such net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.


Even though a substantial portion of distributions of net income will be attributable to interest on U.S. Government obligations, which may be exempt from state or local tax if received directly by a shareholder, shareholders of the Government Securities Fund may be subject to state and local taxes with respect to their ownership of that Fund's Shares or distributions from the Government Securities Fund.

THE TAX EXEMPT FUND

FEDERAL TAXES. The Tax Exempt Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on Municipal Securities the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted Municipal Securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Tax Exempt Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Tax Exempt Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Tax Exempt Fund are attributable to interest earned by the Tax Exempt Fund on such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Tax Exempt Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional Shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Tax Exempt Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

STATE AND LOCAL TAXES. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Tax Exempt Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on Municipal Securities held by the Tax Exempt Fund during the preceding year.

GENERAL

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in a Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUNDS?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Trustees are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise it in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group from the Funds.

INVESTMENT ADVISER AND MANAGER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of each of the Funds. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as principal underwriter for each of the Cardinal Funds.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Funds' investment objectives and policies, manages each Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. John R. Carle has been primarily responsible for the day-to-day management of the portfolio of the Government Securities Fund since the date of the Reorganization. Prior to the Reorganization and since December 22, 1995, Mr. Carle was primarily responsible for the day-to-day management of the portfolio of CGST, the Government Securities Fund's predecessor. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971 and has more than 28 years of management experience.

David C. Will has been primarily responsible for the day-to-day management of the portfolio of the Tax Exempt Fund since the date of the Reorganization. Prior to the Reorganization and since December 22, 1995, Mr. Will was primarily responsible for the day-to-day management of the portfolio of CTEMT, the Tax Exempt Fund's predecessor. Mr. Will has been a Vice President of the Adviser and The Ohio Company since 1990 and has more than 25 years of investment management experience.


In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of the Funds' administration and operation.



For the services provided and expenses assumed pursuant to its Investment Advisory and Management Agreement with the Group with respect to the Funds, the Adviser receives a fee from each Fund, computed daily and paid monthly at the annual rate of .50% of average net daily assets of that Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distributions as dividends. The waiver of such fee will cause the yield of such Fund to be higher than it would otherwise be in the absence of such waiver.



On December 22, 1997, The Ohio Company, Fifth Third Bankcorp., and its wholly owned subsidiary, Fifth Third M Corp., entered into an Agreement and Plan of Merger pursuant to which The Ohio Company will be acquired by Fifth Third M Corp. The acquisition is subject to a number of conditions, including the approval by Trustees and shareholders of the Group of a "new" investment advisory and management agreement with Adviser, identical in all material respects to the Group's current Investment Advisory and Management Agreement with Adviser, to become effective on the effective date of The Ohio Company's acquisition. On such effective date, it is also expected that the Group will have entered into an underwriting agreement with a new principal underwriter. In addition, it is expected that Fountain Square Funds, a regulated investment company with net assets of approximately $3.1 billion as of December 31, 1997, advised by Fifth Third Bank, a subsidiary of Fifth Third Bankcorp., will propose the combination of the Group and Fountain Square Funds in a transaction which, if approved by the Group's Trustees, would be submitted to the Group's shareholders for consideration and approval.



On January 16, 1998, the Board of Trustees of the Group approved such a new investment advisory and management agreement and have called a Special Meeting of Shareholders to be held in March, 1998 to vote on such agreement.

DIVIDEND AND TRANSFER AGENT

The Group has entered into a Transfer Agency Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Funds' transfer agent and dividend disbursing agent. In consideration of such services, each Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $21 per shareholder account plus out-of-pocket expenses.


DISTRIBUTOR


The Group has entered into a Distribution Agreement with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Funds will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.


EXPENSES

The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.


CUSTODIAN AND FUND ACCOUNTANT



The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Funds' custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Funds. In addition, Fifth Third, pursuant to a Fund Accounting and Services Agreement, has agreed with the Group to provide certain fund accounting services to each of the Funds.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The other funds of the Group are The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The shares of each fund of the Group, other than the Funds, are currently offered in two separate classes: Investor A shares, otherwise referred to as Investor Shares, and Investor Y shares, otherwise referred to as Institutional Shares. The Funds each have only one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of the Government Securities Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Government Securities Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to the Government Securities Fund or any of the Government Securities Fund's fundamental policies.

Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUNDS?" Individual Trustees are elected by the shareholders of the Group, although Trustees may under certain circumstances fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See

"ADDITIONAL INFORMATION -- Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling
(800) 282-9446.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Funds and annual financial reports audited by independent auditors.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler LLP
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

----------------------------------------------------------

---------------------------------------------------------
                               TABLE OF CONTENTS


                                             PAGE
                                            ------
PROSPECTUS HIGHLIGHTS.......................     2
FEE TABLE...................................     3
FINANCIAL HIGHLIGHTS........................     4
PERFORMANCE INFORMATION.....................     5
WHAT ARE THE FUNDS?.........................     6
WHAT ARE THE INVESTMENT OBJECTIVES AND
  POLICIES OF THE FUNDS?....................     6
HOW DO I PURCHASE SHARES OF THE FUNDS?......    11
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    13
HOW MAY I REDEEM MY SHARES?.................    13
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    15
HOW IS NET ASSET VALUE CALCULATED?..........    16
DO THE FUNDS PAY FEDERAL INCOME TAX?........    17
WHAT ABOUT MY TAXES?........................    17
WHO MANAGES MY INVESTMENT IN THE FUNDS?.....    18
WHAT ARE MY RIGHTS AS A SHAREHOLDER?........    20


                            ------------------------

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, THE ADVISER, OR THE OHIO COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE OHIO COMPANY TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.
---------------------------------------------------------
==========================================================

---------------------------------------------------------

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                                January 30, 1998


                                The Ohio Company
                                    CARDINAL
                                   GOVERNMENT
                                   SECURITIES
                                  MONEY MARKET
                                      FUND

                                    CARDINAL
                                   TAX EXEMPT
                                  MONEY MARKET
                                      FUND

                                 CARDINAL LOGO
                                 CARDINAL GROUP

---------------------------------------------------------
----------------------------------------------------------

                                THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND
                                 INVESTOR SHARES

                                 Three Funds of
                               The Cardinal Group

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

      Part A of Form N-1A Item No.                    Caption(s) in Prospectus
      ----------------------------                    ------------------------

1.(a)(i) .............................                Cover Page
    (ii) .............................                Cover Page
   (iii) .............................                Cover Page
    (iv) .............................                Cover Page
     (v) .............................                Cover Page
    (vi) .............................                *
    (vii).............................                *
  (b) ................................                *
2.(a)(i) .............................                "Fee Table"
    (ii) .............................                *
  (b) ................................                "Prospectus Highlights"
  (c) ................................                "Prospectus Highlights"
3.(a) ................................                "Financial Highlights"
  (b) ................................                *
  (c) ................................                "Performance Information"
  (d) ................................                "Performance Information"
4.(a)(i)(A) ..........................                "What Are The Funds?"
     (i)(B) ..........................                "What Are The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(A) ..........................                *
    (ii)(B)(1) .......................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(B)(2) .......................                *
    (ii)(C) ..........................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(D) ..........................                "What Are The Investment
                                                      Objectives And Polices Of
                                                      The Funds?"
  (b)(i) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
  (c) ................................                "What Are The Investment
                                                      Objectives and Policies
                                                      Of The Funds?"
5.(a) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(i) .............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(ii) ............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(iii) ...........................                "Who Manages My
                                                      Investment In The Funds?"
  (c) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (d) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (g)(i)(A) ..........................                *
  (g)(i)(B) ..........................                *
  (g)(i)(C) ..........................                *
  (g)(ii) ............................                *
5A.(a) ...............................                *
  (b) ................................                *
  (c) ................................                *
6.(a) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (b) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (c) ................................                *
  (d) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (e) ................................                "What Are My Rights As A
                                                      Shareholder?"; "Who
                                                      Provides Shareholder
                                                      Reports?"
  (f) ................................                "What Distributions Will
                                                      I Receive?"
  (g) ................................                "Do The Funds Pay Federal
                                                      Income Tax?"; "What About
                                                      My Taxes?"
  (h) ................................                Cover Page; "What Are My
                                                      Rights As a Shareholder?"
7.(a) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (b) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"; "How Is Net
                                                      Asset Value Calculated?"
  (c) ................................                "How May I Qualify For
                                                      Quantity Discounts?"
  (d) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
8.(a) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (b) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (c) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (d) ................................                "How May I Redeem My
                                                      Investor Shares?"
9.  ..................................                *







----------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS

                                      LOGO
                               THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND

                                INVESTOR SHARES

The Cardinal Fund, Cardinal Balanced Fund (the "Balanced Fund") and Cardinal Aggressive Growth Fund (the "Aggressive Growth Fund") (together called the "Funds" or individually a "Fund") are three separate diversified investment funds of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares.

The Cardinal Fund's investment objectives are long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries. The policy of The Cardinal Fund is generally to invest in equity securities.

The Balanced Fund's investment objectives are current income and long-term growth of both capital and income.

The Aggressive Growth Fund's investment objective is appreciation of capital. The Aggressive Growth Fund intends to invest primarily in common stocks and securities convertible into common stocks.

There can be no assurance that any of the Funds' investment objectives will be achieved.

THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

         FOR FURTHER INFORMATION REGARDING THE FUNDS OR FOR ASSISTANCE
IN OPENING AN ACCOUNT OR REDEEMING SHARES, PLEASE CALL (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                     TO THE GROUP AT ITS PRINCIPAL OFFICE:

                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------


This Prospectus relates only to one class of Shares of The Cardinal Fund, the Balanced Fund and the Aggressive Growth Fund -- Investor Shares. Investor Shares of each of the Funds are offered to the public. Each Fund also offers Institutional Shares to certain qualified institutions. Interested persons who wish to obtain prospectuses of Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Institutional Shares of the Funds should contact The Ohio Company. Additional information about the Funds, contained in a Statement of Additional Information dated January 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Group at the above address or by calling the phone number provided above.



This Prospectus sets forth concisely the information about the Investor Shares of the Funds that a prospective investor ought to know before investing in any of the Funds. This Prospectus should be retained for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                The Ohio Company


                The date of this Prospectus is January 30, 1998.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES..........  THE CARDINAL FUND seeks long-term growth of capital and income. Current income is a secondary objective. (See
                                 page 9.)
                                 THE BALANCED FUND seeks current income and long-term
                                 growth of both capital and income. (See page 10.)
                                 THE AGGRESSIVE GROWTH FUND seeks appreciation of capital.
                                 (See page 10.)
INVESTMENT POLICIES............  THE CARDINAL FUND generally invests in equity securities which are growth oriented. (See page 10.)
                                 Under normal market conditions, the BALANCED FUND will
                                 invest in common stocks, preferred stocks, fixed income
                                 securities and securities convertible into common stocks.
                                 At least 25% of the value of the Balanced Fund's assets
                                 will be invested in fixed income senior securities. (See
                                 pages 10 through 13.)
                                 The AGGRESSIVE GROWTH FUND will invest primarily in
                                 common stocks and securities convertible into common
                                 stocks of growth-oriented companies. (See page 13.)
DIVIDENDS......................  Dividends and capital gains distributions are made with such frequency as the Group shall determine. Generally,
                                 dividends are declared quarterly and long-term capital
                                 gains, if any, are declared annually. Such dividends and
                                 distributions may be invested in additional Shares of
                                 such Fund at no charge. (See page 21.)
RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as any of the Funds involves a certain amount of risk and may not be suitable
                                 for all investors. Some investment policies of the Funds
                                 may entail certain risks. (See "WHAT ARE THE INVESTMENT
                                 OBJECTIVES AND POLICIES OF THE FUNDS? -- Risk Factors and
                                 Investment Techniques" on pages 13 through 17.)

PURCHASES......................  There is a minimum initial investment of $1,000 with subsequent minimums of $50. (See page 18.) Purchases are
                                 made at the public offering price which is equal to net
                                 asset value per share plus a sales charge. This charge is
                                 equal to 4.50% of the public offering price (4.71% of net
                                 amount invested) reduced on investments of $100,000 or
                                 more (See pages 18 and 19).
REDEMPTIONS....................  Shares can be redeemed at net asset value per share without charge if redeemed through the Funds'
                                 distributor, The Ohio Company. (See page 21.)
INVESTMENT ADVISER AND
  MANAGER......................  Cardinal Management Corp. (the "Adviser"), a wholly-owned subsidiary of The Ohio Company, is the Funds' investment
                                 adviser. The Adviser also serves as investment adviser
                                 for Cardinal Government Obligations Fund, Cardinal
                                 Government Securities Money Market Fund and Cardinal Tax
                                 Exempt Money Market Fund (collectively, with the Funds,
                                 the "Cardinal Funds"), each a separate diversified
                                 investment fund of the Group. (See page 26.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------


                                                                            INVESTOR SHARES OF
                                                                    -----------------------------------
                                                                      THE                    AGGRESSIVE
                                                                    CARDINAL    BALANCED       GROWTH
                                                                      FUND        FUND          FUND
                                                                    --------   -----------   ----------
     SHAREHOLDER TRANSACTION EXPENSES
       Maximum Sales Load Imposed on Purchases (as a percentage of
          offering price)(1)......................................    4.50%        4.50%        4.50%
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
       Management Fees............................................     .60%         .75%         .75%
       12b-1 Fees.................................................     .25          .25          .25
       Other Expenses.............................................     .21          .44          .86
                                                                      ----         ----         ----
               Total Fund Operating Expenses......................    1.06%        1.44%        1.86%
                                                                      ====         ====         ====


EXAMPLE

You would pay the following expenses on a $1,000 investment in Investor Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                              1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                            ----------     ----------     ----------     ----------
The Cardinal Fund.......................       $ 55           $ 77           $101           $169
Balanced Fund...........................       $ 59           $ 89           $120           $210
Aggressive Growth Fund..................       $ 63           $101           $141           $253


(1) The sales charge may be eliminated or reduced under certain circumstances. See "HOW DO I PURCHASE INVESTOR SHARES OF THE FUNDS?" below.

The information set forth in the foregoing Fee Table and Example relates only to Investor Shares of the Funds. Each of the Funds also offers another class of Shares known as Institutional Shares. The two classes of Shares of the Funds are subject to the same expenses except that Institutional Shares are not subject to a Rule 12b-1 fee and are not sold with a sales charge but are subject to an administrative services fee.

The purpose of the above table is to assist a potential purchaser of a Fund's Investor Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUNDS?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Funds. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights with respect to each of the years in the ten year period ended September 30, 1997, with respect to The Cardinal Fund, and each of the years in the four year period ended September 30, 1997, and the period from June 24, 1993, through September 30, 1993, with respect to the Balanced Fund and the Aggressive Growth Fund, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, insofar as it relates to each of the years and/or periods in the five year period ended September 30, 1997, is contained in the Funds' Statement of Additional Information and may be obtained by shareholders and prospective investors.


The following Financial Highlights for The Cardinal Fund reflect the operations of The Cardinal Fund Inc. ("TCFI"), The Cardinal Fund's predecessor, through April 30, 1996. On May 1, 1996, The Cardinal Fund acquired all of the assets and liabilities of TCFI and is deemed to have succeeded to the financial and performance history of TCFI.


Effective January 2, 1997, the Board of Trustees of the Group reclassified each Fund's outstanding Shares into Investor Shares. The financial information provided below and in the Statement of Additional Information includes periods prior to such reclassification.



FINANCIAL HIGHLIGHTS FOR EACH INVESTOR SHARE OF BENEFICIAL INTEREST

OUTSTANDING THROUGHOUT EACH PERIOD
                               THE CARDINAL FUND


                                                                      YEARS ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           1997       1996       1995       1994       1993
                                                         --------   --------   --------   --------   --------
Net Asset Value, beginning.............................  $  13.13   $  13.23   $  12.73   $  12.91   $  12.95
Investment Activities:
  Net investment income................................       .14        .25        .36        .31        .32
  Net gains or losses on securities
    (both realized and unrealized).....................      4.64       1.95       1.32        .12        .55
                                                         --------   --------   --------   --------   --------
  Total from Investment Activities.....................      4.78       2.20       1.68        .43        .87
                                                         --------   --------   --------   --------   --------
Distributions:
  From net investment income...........................     (0.13)      (.26)      (.35)      (.33)      (.29)
  From net realized gains..............................     (1.13)     (2.04)      (.83)      (.28)      (.62)
  Returns of capital...................................        --         --         --         --         --
                                                         --------   --------   --------   --------   --------
  Total Distributions..................................     (1.26)     (2.30)     (1.18)      (.61)      (.91)
Net Asset Value, ending................................  $  16.65   $  13.13   $  13.23   $  12.73   $  12.91
                                                         ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Total Return (without sales load)......................     39.17%     17.96%     14.84%      3.38%      6.98%
  Net assets at end of period (000)....................  $267,908   $229,042   $226,181   $246,581   $282,125
  Ratio of expenses to average net assets..............      1.06%      0.75%      0.70%      0.72%      0.68%
  Ratio of net investment income after expenses to
    average net assets.................................      0.97%      1.90%      2.89%      2.40%      2.46%
  Ratio of incurred expenses to average net
    assets(a)..........................................      1.12%      0.85%      0.70%      0.72%      0.68%
  Ratio of net investment income after incurred
    expenses to average net assets(a)..................      0.91%      1.80%      2.89%      2.40%      2.46%
  Portfolio turnover rate..............................     12.73%     57.93%     19.78%     23.20%     11.11%
  Average commission rate paid(b)......................  $   0.08   $   0.08   $   0.08   $   0.08   $   0.08

                                                                      YEARS ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           1992       1991      1990*       1989       1988
                                                         --------   --------   --------   --------   --------
Net Asset Value, beginning.............................  $  11.88   $   9.28   $  11.75   $  10.38   $  11.73
Investment Activities:
  Net investment income................................       .35        .35        .42        .41        .37
  Net gains or losses on securities (both realized and
    unrealized)........................................      1.37       2.70      (1.87)      1.73       (.82)
                                                         --------   --------   --------   --------   --------
  Total from Investment Activities.....................      1.72       3.05      (1.45)      2.14       (.45)
                                                         --------   --------   --------   --------   --------
Distributions:
  From net investment income...........................      (.36)      (.38)      (.53)      (.39)      (.47)
  From net realized gains..............................      (.29)      (.07)      (.49)      (.38)      (.43)
  Returns of capital...................................        --         --         --         --         --
                                                         --------   --------   --------   --------   --------
  Total Distributions..................................      (.65)      (.45)     (1.02)      (.77)      (.90)
Net Asset Value, ending................................  $  12.95   $  11.88   $   9.28   $  11.75   $  10.38
                                                         ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Total Return (without sales load)......................     15.05%     33.54%    (13.42)%    22.04%     (3.46)%
  Net assets at end of period (000)....................  $261,392   $221,428   $168,184   $174,156   $130,978
  Ratio of expenses to average net assets..............      0.67%      0.67%      0.74%      0.70%      0.73%
  Ratio of net investment income after expenses to
    average net assets.................................      2.83%      3.15%      3.98%      3.93%      3.77%
  Ratio of incurred expenses to average net
    assets(a)..........................................      0.67%      0.67%      0.74%      0.70%      0.73%
  Ratio of net investment income after incurred
    expenses to average net assets(a)..................      2.83%      3.15%      3.98%      3.93%      3.77%
  Portfolio turnover rate..............................      6.22%     33.27%     27.10%     23.20%      12.3%
  Average commission rate paid(b)......................  $   0.08        N/A        N/A        N/A        N/A


---------------


* The Information included in the Financial Highlights for the Cardinal Fund has been restated to reflect a three-for-two stock split made on January 11, 1990.



(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.


(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

N/A -- Not available

                               THE BALANCED FUND


                                                                                               PERIOD FROM
                                                                                              JUNE 24, 1993
                                                                                          (DATE OF COMMENCEMENT
                                                  YEARS ENDED SEPTEMBER 30,                  OF OPERATIONS)
                                      -------------------------------------------------          THROUGH
                                       1997          1996          1995          1994      SEPTEMBER 30, 1993*
                                      -------       -------       -------       -------   ---------------------
Net Asset Value, beginning........... $ 11.86       $ 11.52       $  9.90       $ 10.13          $ 10.00
                                      -------       -------       -------       -------          -------
Investment Activities:
  Net investment income..............    0.27          0.41          0.34          0.23             0.02
  Net realized and unrealized gain
    (loss) on investments............    2.40          0.73          1.67         (0.20)            0.12
                                      -------       -------       -------       -------          -------
  Total from Investment Activities...    2.67          1.14          2.01          0.03             0.14
                                      -------       -------       -------       -------          -------
Distributions:
  From net investment income.........   (0.24)        (0.41)        (0.35)        (0.23)           (0.01)
  From net realized gains............   (1.06)        (0.39)        (0.04)        (0.03)              --
  Returns of capital.................      --            --            --            --               --
                                      -------       -------       -------       -------          -------
  Total Distributions................   (1.30)        (0.80)        (0.39)        (0.26)           (0.01)
                                      -------       -------       -------       -------          -------
Net Asset Value, ending.............. $ 13.23       $ 11.86       $ 11.52       $  9.90          $ 10.13
                                      =======       =======       =======       =======          =======
Ratios/Supplemental Data:
Total Return (without sales load)....   24.71%        10.26%        20.76%         0.37%            1.40%**
  Net assets at end of period
    (000)............................ $15,616       $14,345       $14,535       $13,973          $10,811
  Ratio of expenses to average net
    assets...........................    1.44%         1.64%         1.94%         2.07%            0.70%
  Ratio of net investment income
    after expenses to average net
    assets...........................    2.23%         3.54%         3.24%         2.44%            0.35%
  Ratio of incurred expenses to
    average net assets(a)............    1.50%         1.86%         1.95%         2.07%            0.70%
  Ratio of net investment income
    after incurred expenses to
    average net assets(a)............    2.17%         3.32%         3.23%         2.44%            0.35%
  Portfolio turnover rate............   61.23%        18.34%        37.62%        59.09%           60.67%
  Average commission rate paid(b).... $  0.09       $  0.09       $  0.09       $  0.10          $  0.10


---------------

  * Commencement of operations.

 ** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

                           THE AGGRESSIVE GROWTH FUND


                                                                                               PERIOD FROM
                                                                                              JUNE 24, 1993
                                                                                          (DATE OF COMMENCEMENT
                                                   YEARS ENDED SEPTEMBER 30,                 OF OPERATIONS)
                                          -------------------------------------------            THROUGH
                                           1997        1996        1995        1994        SEPTEMBER 30, 1993*
                                          -------     -------     -------     -------     ---------------------
Net Asset Value, beginning............... $ 11.31     $ 12.37     $  9.94     $ 10.47            $ 10.00
                                          -------     -------     -------     -------            -------
Investment Activities:
  Net investment loss....................   (0.20)      (0.17)      (0.10)      (0.13)             (0.03)
  Net realized and unrealized gain (loss)
    on investments.......................    3.86       (0.01)       2.53       (0.36)              0.50
                                          -------     -------     -------     -------            -------
  Total from Investment Activities.......    3.66       (0.16)       2.43       (0.49)              0.47
                                          -------     -------     -------     -------            -------
Distributions:
  From net investment income.............      --          --          --          --                 --
  From net realized gains................   (0.27)      (0.90)         --       (0.04)                --
  Returns of capital.....................      --          --          --          --                 --
                                          -------     -------     -------     -------            -------
  Total Distributions....................   (0.27)      (0.90)          0       (0.04)                 0
                                          -------     -------     -------     -------            -------
Net Asset Value, ending.................. $ 14.70     $ 11.31     $ 12.37     $  9.94            $ 10.47
                                          =======     =======     =======     =======            =======
Ratios/Supplemental Data:
Total Return (without sales load)........   32.95%      (1.13%)     24.35%      (4.74%)             4.70%**
  Net assets at end of period (000)...... $ 9,792     $ 9,669     $10,434     $ 9,460            $ 6,320
  Ratio of expenses to average net
    assets...............................    1.86%       1.95%       2.24%       2.51%             0 .91%
  Ratio of net investment loss after
    expenses to average net assets.......   (1.50%)     (1.52%)     (0.92%)     (1.50%)            (0.53%)
  Ratio of incurred expenses to average
    net assets(a)........................    1.93%       2.17%       2.25%       2.51%              0.91%
  Ratio of net investment loss after
    incurred expenses to average net
    assets(a)............................   (1.57%)     (1.75%)     (0.93%)     (1.50%)            (0.53%)
  Portfolio turnover rate................   34.43%      48.60%      80.35%      95.70%             31.15%
  Average commission rate paid(b)........ $  0.07     $  0.07     $  0.07     $  0.09            $  0.08


---------------

 * Commencement of operations.

** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

 (a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements appearing in the Funds' Statement of Additional Information.
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time each Fund may advertise its average annual total return, cumulative total return and/or yield. SUCH TOTAL RETURN FIGURES AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by a Fund refers to the return generated by an investment in that Fund over certain specified periods since the establishment of such Fund (including any predecessor thereof). The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge, if any, is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative total return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by such Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge were not deducted, the average annual total return, cumulative total return and yield advertised would be higher.

In addition, from time to time the Balanced Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for such Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Balanced Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Balanced Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

Investors may also judge the performance of a Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc. and Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of each Fund is contained in that Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Institutional and Investor Shares, the net yield and total return on each class can be expected, at any given time, to differ from the net yield and total return of the other class.

--------------------------------------------------------------------------------
WHAT ARE THE FUNDS?
--------------------------------------------------------------------------------

Each Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Cardinal Fund was organized for the purposes of acquiring all of the assets and liabilities of TCFI to effect a reorganization of TCFI from a stand alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?
--------------------------------------------------------------------------------

IN GENERAL

The investment objectives of The Cardinal Fund are to achieve long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries.

The investment objectives of the Balanced Fund are to seek current income and long-term growth of both capital and income. The Balanced Fund intends to invest based on combined considerations of risk, income and capital enhancement.

The investment objective of the Aggressive Growth Fund is to seek appreciation of capital. The Aggressive Growth Fund will invest primarily in common stocks and securities convertible into common stocks of growth oriented companies.

The investment objectives of each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). No Fund is intended to provide a complete and balanced investment program for an investor. There can be no assurance that the investment objectives of any Fund will be achieved.

THE CARDINAL FUND

The policy of The Cardinal Fund is generally to invest in equity securities of companies which, in the opinion of the Adviser, are growth oriented. The securities purchased by The Cardinal Fund are traded in either established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million. This policy of normally investing in equity securities believed to have a potential for long-term capital appreciation means that the assets of The Cardinal Fund will generally be subject to greater risk than may be involved in securities which do not have such growth characteristics. It is recognized, however, that there may be times when, as a temporary, defensive measure, The Cardinal Fund's equity position should be reduced. At such times, and otherwise for cash management purposes, The Cardinal Fund may hold its assets in cash or invest its assets in investment grade debt securities, U.S. Government securities, securities of other investment companies, repurchase agreements and preferred stock.

THE BALANCED FUND


Under normal market conditions the Balanced Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). At least 25% of the value of the Balanced Fund's assets will be invested in fixed income senior securities. For purposes of compliance with such 25% limitation, only that portion of the value of any convertible senior security attributable to its fixed income characteristics will be used. By investing primarily in common stocks the Balanced Fund will pursue its objectives of long-term growth of both capital and income. However, the Balanced Fund, through its fixed-income and convertible securities as well as the dividend attributes of certain of its common and preferred stock holdings, will place considerable emphasis on generating current income.


The common and preferred stocks and securities convertible into common stocks will be selected if the Adviser believes that such securities can contribute to the Balanced Fund's objectives of providing current income and growth in income and/or long-term growth of capital. The Balanced Fund will invest in the common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $10 million and which are generally traded either in established over-the-counter markets or on national exchanges. As described below, however, the Balanced Fund may invest in privately placed or restricted securities.


The Adviser will select convertible securities based primarily upon its determination that the underlying common stocks meet the criteria for selection of common stocks as described above. The Balanced Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than "B" by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities have less liquidity and experience more price fluctuation than higher quality securities.


Convertible debt securities which are rated "B" by Moody's Investor Services ("Moody's") generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated "B" by Standard & Poor's Corporation ("S&P") is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Balanced Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.


The Balanced Fund's fixed income senior securities consist of bonds, debentures, notes, zero-coupon securities, mortgage-related securities, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper and bankers' acceptances. The Balanced Fund may also invest in repurchase agreements.

The Balanced Fund expects to invest in a variety of bills, notes and bonds issued by the U.S. Treasury, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Certain of such U.S. Government obligations may have variable or floating rates of interest, whose value on the adjustment of its interest rate can reasonably be expected to approximate its par value. However, in the event the interest rate of such security is tied to an index or interest rate that may from time to time lag behind other market interest rates, there is the risk that such security's market value, upon adjustment of its interest rate, will not approximate its par value. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Balanced Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

The Balanced Fund also expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations may be secured or unsecured promises to pay and will in most cases differ in their interest rates, maturities and times of issuance.

The Balanced Fund will invest only in corporate fixed income senior securities which are rated at the time of purchase within the four highest rating groups assigned by an appropriate NRSRO (which are considered to be investment grade) or, if unrated, which the Adviser deems to be of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "Risk Factors and Investment Techniques -- General" below.

Under normal market conditions, the Balanced Fund may hold up to 10% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of domestic commercial paper, bankers' acceptances, certificates of deposit and time deposits of U.S. banks and repurchase agreements. The Balanced Fund may also invest in securities of other investment companies, as further described below, and in income participation loans.

The Balanced Fund may invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international securities for which the primary trading market is in the United States ("Yankee Securities"), or for which the primary trading market is abroad ("Eurodollar Securities"), and in Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the European Economic Community, by two or more sovereign governments ("Supranational Agency Bonds").

The Balanced Fund may also invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the four highest bond rating categories assigned by an appropriate NRSRO, or, if unrated, which the Adviser deems to be of comparable quality. Under normal market conditions, the Balanced Fund's investment in mortgage-related securities will not exceed 25% of the value of its total assets. Such mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-throughs purchased at a discount. The Balanced Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

Also included among the mortgage-related securities that the Balanced Fund may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, and their income streams. Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Balanced Fund if (1) the issuer has obtained an exemptive order from the Securities and Exchange Commission regarding purchases by investment companies of equity interests of other investment companies or (2) such purchase is within the limitations imposed by Section 12 of the 1940 Act.

The Balanced Fund may also invest in asset-backed securities such as Certificates of Automobile Receivables ("CARS") and Certificates of Amortized Revolving Debts ("CARDS"), each of which must be rated at the time of purchase within the four highest rating groups assigned by Moody's or S&P. For a description of the fourth highest rating group, see "Risk Factors and Investment Techniques" below.

The amount invested in stocks, bonds and short-term obligations may be varied from time to time, depending upon the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the stock market and the bond market. The Balanced Fund reserves the right to hold short-term securities in whatever proportion deemed desirable for temporary defensive periods during adverse market conditions as determined by the Adviser. However, to the extent that the Balanced Fund is so invested, its investment objectives may not be achieved during that time.

THE AGGRESSIVE GROWTH FUND

In determining the securities to be purchased by the Aggressive Growth Fund, emphasis will be placed on securities of companies which, in the opinion of the Adviser, are growth oriented and exhibit the potential for above-average growth in earnings. The securities to be purchased by the Aggressive Growth Fund are traded either in established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million.

The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Aggressive Growth Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. The characteristics and risks associated with such high risk securities are discussed more fully above under "The Balanced Fund." In the event that a convertible debt security's rating falls below a "B" by an NRSRO, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Aggressive Growth Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

The Aggressive Growth Fund will, under normal market conditions, be invested fully in common stocks and securities convertible into common stocks and may engage in the investment techniques more fully described below. However, for cash management purposes the Adviser may invest a portion of the Aggressive Growth Fund's assets in short-term fixed income securities, consisting of commercial paper, bankers' acceptances, certificates of deposit, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, demand and time deposits of domestic banks, repurchase agreements and securities of other investment companies, as described below. During temporary defensive periods, as determined by the Adviser, the Aggressive Growth Fund may hold up to 100% of its total assets in such short-term, fixed income securities. However, to the extent that the Aggressive Growth Fund is so invested, the Aggressive Growth Fund is not pursuing and may not achieve its investment objective.

RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL. Like any investment program, an investment in any of the Funds entails certain risks. As funds investing primarily in common stocks, each Fund is subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods.


Since the Funds, to different degrees, also invest or may invest in bonds, investors in a Fund, to the extent so invested, are also exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise. While bonds normally fluctuate less in price than stock, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and that have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short-or intermediate-term securities (which tend to be less volatile in price) into longer-term securities (which tend to be more volatile in price).

Current income by its nature always contributes positively to total return. Therefore, the current income expected to be generated from an investment in the Balanced Fund will counterbalance to some degree any adverse price fluctuations of the securities held by the Balanced Fund. The effective result should therefore be lower total return volatility for the Balanced Fund than a fund which does not provide such current income.


The Aggressive Growth Fund is intended for investors who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Aggressive Growth Fund does not anticipate any significant distributions to shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Aggressive Growth Fund. The securities of less seasoned companies may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.


The Balanced Fund may invest in certain variable or floating rate government securities and, as described below, each Fund may invest in put and call options and futures. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. No Fund will invest more than 10% of its total assets in any such derivatives at any one time.



REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, a Fund would acquire securities from a financial institution, such as a well-established securities dealer or a bank which is a member of the Federal Reserve System, which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from that Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which such Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of such Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.



WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Balanced Fund may also purchase securities on a when-issued or delayed-delivery basis. The Balanced Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than the yield available in the market when delivery takes place. The Balanced Fund will not pay for such securities or start earning interest on them until they are received. When the Balanced Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Balanced Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Balanced Fund to miss a price or yield considered to be advantageous.


The Balanced Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Balanced Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.

MEDIUM-GRADE SECURITIES. As described above, the Balanced Fund and the Aggressive Growth Fund may each invest in securities within the fourth highest rating group assigned by an NRSRO (e.g., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's to have speculative characteristics and to be more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.


Should subsequent events cause the rating of a security purchased by the Balanced Fund or the Aggressive Growth Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether that Fund should continue to hold that security. In no event, however, would such Funds be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

FOREIGN SECURITIES. Each Fund may also invest up to 25% of its net assets in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Institutions issuing ADRs may not be sponsored by the issuer. Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs since a non-sponsored institution is not required to provide the same shareholder information that a sponsored institution is required to provide under its contractual arrangements with the issuer. Investment in foreign securities, including ADRs, is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest income, possible seizure, nationalization, or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign issuers may be subject to different accounting, auditing, reporting, and recordkeeping standards than those applicable to U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. A Fund will acquire securities issued by foreign issuers only when the Adviser believes that the risks associated with such investments are minimal.

RESTRICTED SECURITIES. Securities in which the Balanced Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), including securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Balanced Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who assist in the placement of such Section 4(2) securities, thus providing some liquidity.

Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Balanced Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Balanced Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REITS. Each of the Funds may also invest in securities of equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investment in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the property they own. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code and to maintain their exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, each Fund may purchase exchange-traded put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. A Fund will purchase put and call options only on securities in which the Fund may otherwise invest. Each Fund may also engage in selling (writing) exchange-traded options from time to time as the Adviser deems appropriate for purposes of gaining additional income in the form of premiums paid by the purchaser of the option and/or for hedging purposes. Each Fund will write only covered call options (options on securities owned by that Fund). In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously had written. When a portfolio security subject to a call option is sold, such Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Each Fund, as part of its option transactions, also may purchase exchange-traded index put and call options and write exchange-traded index options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities and/or cash subject to such options written by a Fund (including any assets segregated in connection therewith), when added to the greater of the market value or the cost of any options purchased by that Fund, will exceed 10% of the net assets of that Fund at any one time.

FUTURES CONTRACTS. Each Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Each Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for such Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting such Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

INVESTMENT COMPANY SECURITIES. Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. Each Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist such Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on each Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Group's Statement of Additional Information.

INVESTMENT RESTRICTIONS

Each Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

Each Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
        (c)
        utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

     4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of a Fund.

Each Fund will not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

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HOW DO I PURCHASE INVESTOR SHARES OF THE FUNDS?
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GENERAL

Each Fund's Investor Shares may be purchased at the public offering price, as described below under "Public Offering Price," through The Ohio Company, principal underwriter of the Funds' Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Investor Shares of a Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Investor Shares may also be purchased by wiring funds to the Funds' custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested properly, you must call The Ohio Company to obtain the necessary instructions and information.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan, as described below, must be at least $50. Subsequent investments must be in amounts of at least $50.

The Group reserves the right to reject any order for the purchase of Investor Shares in whole or in part. You will receive a confirmation of each new transaction in your account, which will also show the total number of Investor Shares owned by you and the number of Investor Shares being held in safekeeping by Cardinal Management Corp., as the Funds' transfer agent (the "Transfer Agent"), for your account. Certificates representing Investor Shares will not be issued.

PUBLIC OFFERING PRICE

The public offering price of Investor Shares of each Fund is the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company, its agents or broker-dealers with whom it has an agreement, of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%            4.50%         4.00%
   $100,000 but less than $250,000....................         3.63             3.50          3.00
   $250,000 but less than $500,000....................         2.56             2.50          2.00
   $500,000 but less than $1,000,000..................         1.52             1.50          1.00
   $1,000,000 or more.................................         0.50             0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)


The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his or her spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.



No sales charge is imposed on purchases of Shares by (1) officers, trustees, and employees of the Group, (2) full-time employees of The Ohio Company or the Adviser who have been such for at least 90 days or by qualified retirement plans for such persons, or (3) accounts with respect to which The Ohio Company serves either as a trustee or as investment adviser. The Ohio Company may change or eliminate the foregoing waivers at any time. The Ohio Company may also periodically waive all or a portion of the sales charge for all investors with respect to a Fund.


From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by any Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Funds have made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Investor Shares of the Fund specified by you on the periodic basis you select. Confirmation of your purchase of such Fund's Investor Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

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HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
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LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Investor Shares of a Fund and of Investor Shares of any other Cardinal Fund sold with a sales charge (a "Cardinal Load Fund") during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of Investor Shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Investor Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the Investor Shares actually purchased. If the full amount indicated is not purchased, such escrowed Investor Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Investor Shares, whether paid in cash or reinvested in additional Investor Shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed Investor Shares will not be available for disposal by you until all purchases pursuant to the Letter of Intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional Investor Shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Investor Shares of a Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Investor Shares of the Balanced Fund at the total public offering price of $50,000 and Investor Shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge paid by you would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of Investor Shares of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Investor Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Investor Shares where the total public offering price of Investor Shares then being purchased plus the then aggregate current net asset value of Investor Shares of such Fund and of Investor Shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) the then current net asset value of Investor Shares of such Fund and of Investor Shares of any other Cardinal Load Fund held in your account.

For purposes of determining the aggregate current net asset value of Investor Shares held in your account, you may include Investor Shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

Dividends and distributions shall be made with such frequency (long term capital gains normally will be distributed only once annually) and in such amounts as the Group from time to time shall determine and shall be paid from net income and net realized capital gains of the Funds. It is the policy of each Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise in writing to the Transfer Agent, dividends and distributions will be made only in additional full and fractional Investor Shares of a Fund and not in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Investor Shares in a Fund.

Each Fund's net investment income available for distribution to the holders of Investor Shares will be reduced by the amount of Rule 12b-1 fees paid out under the Plan described below.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY INVESTOR SHARES?
--------------------------------------------------------------------------------

Investors may redeem Investor Shares of a Fund on any Business Day at the net asset value per Investor Share next determined following receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Investor Shares and may charge a fee for such services.

The Group will make payment for redeemed Investor Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Investor Shares where such Investor Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the applicable Fund). The purchase of Investor Shares by wire transfer of federal funds would avoid any such delay.

The Group intends to pay cash for all Investor Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?."



Due to the high cost of maintaining accounts, the Group reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in a Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in such Fund to at least $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.



REDEMPTION BY MAIL


Shareholders may redeem Investor Shares of a Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.


REDEMPTION BY TELEPHONE


Shareholders may redeem Investor Shares of a Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Funds or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Investor Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Investor Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Investor Shares of a Fund having a total value of $10,000 or more at the current net asset value, you may elect to redeem your Investor Shares monthly or quarterly in amounts of $50 or more, pursuant to the Group's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form. Purchase of additional Investor Shares, using the Automatic Investment Plan described above, concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities and sales charges.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Group offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Holders of Investor Shares of a Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange at respective net asset values, Investor Shares of any Fund for Investor Shares of another Fund (upon the payment of the appropriate sales charge) or for:

    Investor Shares of
     Cardinal Government Obligations Fund,
     a fund investing in securities issued
     or guaranteed by the U.S. Government
     (upon the payment of the appropriate
     sales charge);

    Shares of Cardinal Government Securities Money Market Fund, a U.S. Government securities money market fund
     (without payment of any sales charge); or

    Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund
     (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by holders of Investor Shares, for whom the sales charge has been waived, for Investor Shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Investor Shares by all other shareholders for Investor Shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Investor Shares of such Cardinal Load Fund and the sales charge previously paid on the Investor Shares to be exchanged.

The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange requested is within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of a Fund by telephone. Neither the Group, the Funds nor any of their service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Investor Shares of a Fund for purposes of calculating the gain or loss realized upon an exchange of those Investor Shares within 90 days of their purchase.

The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Funds 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------


The net asset value of each Fund is determined once daily as of 4:00 P.M., Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of such Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of shares of a Fund is computed by dividing the sum of the value of that Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class of such Fund then outstanding.


The net asset value per share will fluctuate as the value of the investment portfolio of a Fund changes.

Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotation System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Group uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DO THE FUNDS PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------


Each of the funds of the Group, including the Funds, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of such Fund's investment company taxable income (before deduction of dividends paid).


A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year(regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by a Fund bear to its gross income.


Distribution by a Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.


If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of each Fund's total assets at the end of its fiscal year are expected to be invested in securities of foreign corporations, no Fund will be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by such Fund. These taxes will be taken as a deduction by that Fund.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in the Funds are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUNDS?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Trustees are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group but, with respect to Investor Shares only, may retain all or a portion of the sales charge and receives fees under the Distribution Plan discussed below.

INVESTMENT ADVISER AND MANAGER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of each of the Funds. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as the principal underwriter for each of the Cardinal Funds.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Funds' investment objectives and policies, manages each Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the Reorganization with respect to The Cardinal Fund and since December 22, 1995, with respect to TCFI, The Cardinal Fund's predecessor, John Bevilacqua has been primarily responsible for the day-to-day management of the portfolio of such Funds. Mr. Bevilacqua has been a Vice President and Portfolio Manager for The Ohio Company since October, 1994. Prior thereto, and since February, 1984, Mr. Bevilacqua served as Second Vice President -- Investments for Midland Mutual Life Insurance Company, Columbus, Ohio. Since October 1, 1996, David C. Will and Joseph A. Miner have been responsible jointly for the day-to-day management of the Balanced Fund's portfolio. Mr. Will has been a Vice President of the Adviser and The Ohio Company since 1990 and has more than 25 years of investment management experience. Mr. Miner has been a Vice President and Senior Portfolio Manager of the Adviser and/or The Ohio Company since August, 1995. Prior thereto and since 1992, Mr. Miner was a Vice President and Portfolio Manager with Key Trust Company of Ohio. From 1987 to 1992, Mr. Miner was an investment strategist and an Assistant Vice President of Citizens Fidelity Capital Management Company, Louisville, Kentucky. Since August 12, 1996, Mr. Harold C. Elliott has been primarily responsible for the day-to-day management of the Aggressive Growth Fund's portfolio. Mr. Elliott has been a Vice President and Chief Investment Officer of The Ohio Company since March 1996. Prior thereto, from May, 1993 to March 1996, Mr. Elliott was Vice President and Chief Investment Officer of The Bank of Tokyo Trust Company (New York City), a wholly-owned subsidiary of The Bank of Tokyo Limited, Tokyo, Japan. Prior thereto, from December, 1994 to May, 1993, Mr. Elliott was employed by First Fidelity Bank, Philadelphia, Pennsylvania.


In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of each Fund's administration and operation.



For the services provided and expenses assumed pursuant to its Investment Advisory and Management Agreement with the Group with respect to the Funds, the Adviser receives a fee from the Funds, computed daily and paid monthly at the following annual rates: with respect to The Cardinal Fund, 0.60% of such Fund's average daily net assets; and with respect to both the Balanced Fund and the Aggressive Growth Fund, 0.75% of such Funds' average daily net assets. While in the opinion of the staff of the Commission such fees with respect to the Balanced Fund and the Aggressive Growth Fund are higher than the advisory fee paid by most mutual funds, the Group's Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies.


The Adviser may periodically waive all or a portion of its advisory fee with respect to a Fund to increase the net income of such Fund available for distribution as dividends. The waiver of such fee will cause the return and/or yield of such Fund to be higher than it would otherwise be in the absence of such a waiver.


On December 22, 1997, The Ohio Company, Fifth Third Bankcorp., and its wholly owned subsidiary, Fifth Third M Corp., entered into an Agreement and Plan of Merger pursuant to which The Ohio Company will be acquired by Fifth Third M Corp. The acquisition is subject to a number of conditions, including the approval by Trustees and shareholders of the Group of a "new" investment advisory and management agreement with the Adviser, identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser, to become effective on the effective date of The Ohio

Company's acquisition. On such effective date, it is also expected that the Group will have entered into an underwriting agreement with a new principal underwriter. In addition, it is expected that Fountain Square Funds, a regulated investment company with net assets of approximately $3.1 billion as of December 31, 1997, advised by Fifth Third Bank, a subsidiary of Fifth Third Bankcorp., will propose the combination of the Group and Fountain Square Funds in a transaction which, if approved by the Group's Trustees, would be submitted to the Group's shareholders for consideration and approval.



On January 16, 1998, the Board of Trustees of the Group approved such a new investment advisory and management agreement and have called a Special Meeting of Shareholders to be held in March, 1998 to vote on such agreement.



DIVIDEND AND TRANSFER AGENT



The Group has entered into a Transfer Agency Agreement with the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Funds' transfer agent and dividend disbursing agent. In consideration of such services, each Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses.


DISTRIBUTOR


The Group has entered into a Distribution Agreement with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Funds will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.


EXPENSES


The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager and transfer agent other than the cost of securities (including brokerage commissions, if any) purchased for the Funds. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Investor Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.


DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan with respect to its Investor Shares (the "Plan"), under which each Fund is authorized to pay The Ohio Company, as such Fund's principal underwriter, a periodic amount calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of the Investor Shares of that Fund. Such amount may be used by The Ohio Company to pay broker-dealers (including The Ohio Company), banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between The Ohio Company and the Participating Organization or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Under the Plan, a Participating Organization may include The Ohio Company, its subsidiaries, and its affiliates. The Ohio

Company may from time to time waive all or a portion of the fees payable to it pursuant to the Plan. Any such waiver will cause the total return and yield of the Investor Shares of a Fund to be higher than they would otherwise be absent such a waiver.

As authorized by the Plan, The Ohio Company has entered into a Rule 12b-1 Agreement with the Group pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Investor Shares of the Funds purchased and held by The Ohio Company for the accounts of its customers and Investor Shares of the Funds purchased and held by customers of The Ohio Company directly, including, but not limited to, answering shareholder questions concerning the Funds, providing information to shareholders on their investments in Investor Shares of a Fund and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Investor Shares held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. Such fees paid by the Group will be borne solely by the Investor Shares of the applicable Fund. Such fee may exceed the actual costs incurred by The Ohio Company in providing such services.

In addition, The Ohio Company may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services such as those described above.


CUSTODIAN AND FUND ACCOUNTANT



The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Funds' custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Funds. In addition, Fifth Third, pursuant to a Fund Accounting and Services Agreement, has agreed with the Group to provide certain fund accounting services to each of the Funds.


--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each only have one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.


Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series or class except as otherwise expressly required by law. For example, shareholders of The Cardinal Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of The Cardinal Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to The Cardinal Fund or any of The Cardinal Fund's fundamental policies.



Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUNDS?" Individual Trustees are elected by the shareholders of the Group, although Trustees may under certain circumstances fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and

Ohio law. See "ADDITIONAL INFORMATION -- Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling
(800) 282-9446.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Funds and annual financial reports audited by independent auditors.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler LLP
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

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                               TABLE OF CONTENTS


                                             PAGE
                                            ------
PROSPECTUS HIGHLIGHTS.......................     2
FEE TABLE...................................     4
FINANCIAL HIGHLIGHTS........................     5
PERFORMANCE INFORMATION.....................     8
WHAT ARE THE FUNDS?.........................     9
WHAT ARE THE INVESTMENT OBJECTIVES AND
  POLICIES OF THE FUNDS?....................     9
HOW DO I PURCHASE INVESTOR SHARES OF THE
  FUNDS?....................................    18
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?...    20
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    21
HOW MAY I REDEEM MY INVESTOR SHARES?........    21
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    23
HOW IS NET ASSET VALUE CALCULATED?..........    24
DO THE FUNDS PAY FEDERAL INCOME TAX?........    24
WHAT ABOUT MY TAXES?........................    24
WHO MANAGES MY INVESTMENT IN THE FUNDS?.....    25
WHAT ARE MY RIGHTS AS A SHAREHOLDER?........    28


                            ------------------------

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, THE ADVISER, OR THE OHIO COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS OR BY THE OHIO COMPANY TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.
---------------------------------------------------------
==========================================================

---------------------------------------------------------

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                                January 30, 1998


                                The Ohio Company
                                      THE
                                    CARDINAL
                                      FUND

                                    CARDINAL
                                    BALANCED
                                      FUND

                                    CARDINAL
                                   AGGRESSIVE
                                  GROWTH FUND

                                INVESTOR SHARES

                                 CARDINAL LOGO
                                 CARDINAL GROUP

---------------------------------------------------------
----------------------------------------------------------

                                THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND
                              INSTITUTIONAL SHARES

                                 Three Funds of
                               The Cardinal Group

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

      Part A of Form N-1A Item No.                    Caption(s) in Prospectus
      ----------------------------                    ------------------------

1.(a)(i) .............................                Cover Page
    (ii) .............................                Cover Page
   (iii) .............................                Cover Page
    (iv) .............................                Cover Page
     (v) .............................                Cover Page
    (vi) .............................                *
    (vii).............................                *
  (b) ................................                *
2.(a)(i) .............................                "Fee Table"
    (ii) .............................                *
  (b) ................................                "Prospectus Highlights"
  (c) ................................                "Prospectus Highlights"
3.(a) ................................                "Financial Highlights"
  (b) ................................                *
  (c) ................................                "Performance Information"
  (d) ................................                "Performance Information"
4.(a)(i)(A) ..........................                "What Are The Funds?"
     (i)(B) ..........................                "What Are The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(A) ..........................                *
    (ii)(B)(1) .......................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(B)(2) .......................                *
    (ii)(C) ..........................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(D) ..........................                "What Are The Investment
                                                      Objectives And Polices Of
                                                      The Funds?"
  (b)(i) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
  (c) ................................                "What Are The Investment
                                                      Objectives and Policies
                                                      Of The Funds?"
5.(a) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(i) .............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(ii) ............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(iii) ...........................                "Who Manages My
                                                      Investment In The Funds?"
  (c) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (d) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (g)(i)(A) ..........................                *
  (g)(i)(B) ..........................                *
  (g)(i)(C) ..........................                *
  (g)(ii) ............................                *
5A.(a) ...............................                *
  (b) ................................                *
  (c) ................................                *
6.(a) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (b) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (c) ................................                *
  (d) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (e) ................................                "What Are My Rights As A
                                                      Shareholder?"; "Who
                                                      Provides Shareholder
                                                      Reports?"
  (f) ................................                "What Distributions Will
                                                      I Receive?"
  (g) ................................                "Do The Funds Pay Federal
                                                      Income Tax?"; "What About
                                                      My Taxes?"
  (h) ................................                Cover Page; "What Are My
                                                      Rights As a Shareholder?"
7.(a) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (b) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"; "How Is Net
                                                      Asset Value Calculated?"
  (c) ................................                "How May I Qualify For
                                                      Quantity Discounts?"
  (d) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
8.(a) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (b) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (c) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (d) ................................                "How May I Redeem My
                                                      Investor Shares?"
9.  ..................................                *







----------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS
                                THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                         CARDINAL AGGRESSIVE GROWTH FUND

                              INSTITUTIONAL SHARES

         The Cardinal Fund, Cardinal Balanced Fund (the "Balanced Fund") and Cardinal Aggressive Growth Fund (the "Aggressive Growth Fund") (together called the "Funds" or individually a "Fund") are three separate diversified investment funds of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares.


         This Prospectus relates only to one class of Shares of The Cardinal Fund, the Balanced Fund and the Aggressive Growth Fund - Institutional Shares. Institutional Shares of each Fund are offered to banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions acting in a fiduciary capacity on behalf of their customers or beneficiaries. Each Fund also offers Investor Shares to the public. Interested persons who wish to obtain prospectuses of Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Investor Shares of the Funds, should contact The Ohio Company. Additional information about the Funds, contained in a Statement Of Additional Information dated January 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Group at the address below or by calling the phone number provided below.


         This Prospectus sets forth concisely the information about the Institutional Shares of the Funds that a prospective investor ought to know before investing in any of the Funds. This Prospectus should be retained for future reference.

         THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                The Ohio Company

                The date of this Prospectus is January 30, 1998.


                                                    (Continued on the next page)

         The Cardinal Fund's investment objectives are long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries. The policy of The Cardinal Fund is generally to invest in equity securities.

         The Balanced Fund's investment objectives are current income and long-term growth of both capital and income.

         The Aggressive Growth Fund's investment objective is appreciation of capital. The Aggressive Growth Fund intends to invest primarily in common stocks and securities convertible into common stocks.

         There can be no assurance that any of the Funds' investment objectives will be achieved.



--------------------------------------------------------------------------------

                 For further information regarding the Funds or
                for assistance in opening an account or redeeming
                  Shares, please call (800) 282-9446 toll free.

                  Inquiries may also be made by mail addressed
                      to the Group at its principal office:

                              155 East Broad Street
                              Columbus, Ohio 43215

--------------------------------------------------------------------------------

                              PROSPECTUS HIGHLIGHTS

INVESTMENT OBJECTIVES..........     THE CARDINAL FUND seeks long-term growth of
                                    capital and income. Current income is a
                                    secondary objective. (See page 13.)

                                    THE BALANCED FUND seeks current income and long-term growth of both capital and income. (See page 13.)

                                    THE AGGRESSIVE GROWTH FUND seeks
                                    appreciation of capital. (See page 13.)

INVESTMENT POLICIES............     THE CARDINAL FUND generally invests in
                                    equity securities which are growth oriented.
                                    (See page 13.)

                                    Under normal market conditions, the BALANCED
                                    FUND will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks. At least 25% of the value of the Balanced Fund's assets will be invested in fixed income senior securities. (See pages 13 through 16.)

                                    The AGGRESSIVE GROWTH FUND will invest
                                    primarily in common stocks and securities convertible into common stocks of growth-oriented companies. (See page 16.)

DIVIDENDS......................     Dividends and capital gains distributions
                                    are made with such frequency as the Group shall determine. Generally, dividends are declared quarterly and long-term capital gains, if any, are declared annually. Such dividends and distributions may be invested in additional Institutional Shares of such Fund at no charge. (See page 22.)

RISK FACTORS AND SPECIAL
         CONSIDERATIONS........     An investment in a mutual fund such as any
                                    of the Funds involves a certain amount of risk and may not be suitable for all investors. Some investment policies of the Funds may entail certain risks. (See "WHAT
                                    ARE THE INVESTMENT OBJECTIVES AND POLICIES
                                    OF THE FUNDS? -- Risk Factors and Investment
                                    Techniques" on pages 17 through 20.)


PURCHASES......................     Purchases are made at the public offering
                                    price which is equal to net asset value per share. (See pages 21 and 22.)


REDEMPTIONS....................     Shares can be redeemed at net asset value
                                    per share without charge if redeemed through the Funds' distributor, The Ohio Company.
                                    (See page 23.)

INVESTMENT ADVISER AND
         MANAGER...............     Cardinal Management Corp. (the "Adviser"), a
                                    wholly-owned subsidiary of The Ohio Company, is the Funds' investment adviser. The
                                    Adviser also serves as investment adviser for Cardinal Government Obligations Fund,
                                    Cardinal Government Securities Money Market
                                    Fund and Cardinal Tax Exempt Money Market
                                    Fund (collectively, with the Funds, the
                                    "Cardinal Funds"), each a separate
                                    diversified investment fund of the Group.
                                    (See pages 27 and 28.)

FEE TABLE



                                                                                      Institutional Shares of

                                                                           The                                      Aggressive
                                                                         Cardinal            Balanced                 Growth
                                                                          Fund                 Fund                    Fund
                                                                          ----                 ----                    ----

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed
         on Purchases (as a percentage of offering
         price)                                                             0%                   0%                       0%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees                                                           .60%                 .75%                     .75%

12b-1 Fees                                                                None                 None                    None

Other Expenses                                                            .40%                 .66%                    1.01%
                                                                         ----                 ----                     ----

          Total Fund Operating Expenses                                  1.00%                1.41%                    1.76%
                                                                         ====                 ====                     ====






EXAMPLE

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:



                                1 Year      3 Years      5 Years      10 Years
                                ------      -------      -------      --------

The Cardinal Fund               $10         $32          $55          $122

Balanced Fund                   $14         $45          $77          $169

Aggressive Growth Fund          $18         $55          $95          $207




         The information set forth in the foregoing Fee Table and Example relates only to Institutional Shares of the Funds. Each of the Funds also offers another class of Shares known as Investor Shares. The two classes of Shares of the Funds are subject to the same expenses except that the Investor Shares are not subject to an administrative services fee but are subject to a Rule 12b-1 fee and are generally sold with a front-end sales charge.

         The purpose of the above table is to assist a potential purchaser of a Fund's Institutional Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUNDS?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Funds. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

         The following Financial Highlights have been audited by KPMG Peat Marwick LLP, independent auditors, for the following periods: (1) from January 2, 1997 through September 30, 1997, with respect to the Institutional Shares of The Cardinal Fund, the Balanced Fund, and the Aggressive Growth Fund, (2) each of the years in the ten year period ended September 30, 1997, with respect to the Investor Shares of The Cardinal Fund, and (3) each of the years in the four year period ended September 30, 1997 and the period from June 24, 1993 through September 30, 1993, with respect to the Investor Shares of the Balanced Fund and the Aggressive Growth Fund. The report of KPMG Peat Marwick LLP on these Financial Highlights, insofar as it relates to each of the years and/or periods in the five year period ended September 30, 1997, is contained in the Funds' Statement of Additional Information, which may be obtained by shareholders and prospective investors.

         The following Financial Highlights for The Cardinal Fund reflect the operations of The Cardinal Fund Inc. ("TCFI"), The Cardinal Fund's predecessor, through April 30, 1996. On May 1, 1996, The Cardinal Fund acquired all of the assets and liabilities of TCFI and is deemed to have succeeded to the financial and performance history of TCFI.

Financial Highlights for Each Share of Beneficial Interest
Outstanding Throughout Each Period
----------------------------------



                                                         THE CARDINAL FUND
                                 (Institutional
                                    Shares)
                                  For the period                        Years Ended September 30,
                                   From January 2,
                                   1997 through
                                   September 30,
                                     1997(a)        1997(a)        1996        1995        1994         1993        1992
                                     -------        -------        ----        ----        ----         ----        ----

NET ASSET VALUE, BEGINNING           $12.92         $13.13        $13.23      $12.73      $12.91       $12.95       $11.88

Investment Activities:

  Net investment income                 .12            .14           .25         .36         .31          .32          .35

  Net realized and
    unrealized gain (loss)
    on investments                     3.70           4.64          1.95        1.32         .12          .55         1.37
                                                  --------      --------    --------    --------     --------     --------

Total from Investment
Activities                             3.82           4.78          2.20        1.68         .43          .87         1.72
                                    -------       --------      --------    --------    --------     --------     --------

Distributions:

    From net investment
    income                             (.10)          (.13)         (.26)       (.35)       (.33)        (.29)        (.36)

    From net realized gains              --          (1.13)        (2.04)       (.83)       (.28)        (.62)        (.29)

    Returns of capital                   --             --            --          --          --           --           --
                                    -------       --------      --------    --------    --------     --------     --------

    Total Distributions                (.10)         (1.26)        (2.30)      (1.18)       (.61)        (.91)        (.65)
                                    -------       --------      --------    --------    --------     --------     --------

NET ASSET VALUE ENDING               $16.64         $16.65        $13.13      $13.23      $12.73       $12.91       $12.95
                                    =======       ========      ========    ========    ========     ========     ========

RATIOS/SUPPLEMENTAL DATA:

Total Return (without
  sales load)                         29.77%         39.17%        17.96%      14.84%       3.38%        6.98%       15.05%

Net assets at end
  of period (000)                   $26,881       $267,908      $229,042    $226,181    $246,581     $282,125     $261,392

Ratio of expenses to average
net assets                             1.00%          1.06%         0.75%       0.70%       0.72%        0.68%        0.67%

Ratio of net investment
  income after expenses
  to average net assets                1.04%           .97%         1.90%       2.89%       2.40%        2.46%        2.83%

Ratio of incurred expenses
  to average net assets (b)            1.00%          1.12%         0.85%       0.70%       0.72%        0.68%        0.67%

Ratio of net investment
  income after incurred
  expenses to average net
  assets (b)                           1.04%           .91%         1.80%       2.89%       2.40%        2.46%        2.83%

Portfolio turnover rate               12.73%         12.73%        57.93%      19.78%      23.20%       11.11%        6.22%

Average commission rate
  paid (c)                            $0.08          $0.08         $0.08       $0.08       $0.08        $0.08        $0.08




                                                                   Years Ended September 30,

                                             1991             1990             1989             1988
                                             ----             ----             ----             ----

NET ASSET VALUE, BEGINNING                   $9.28           $11.75           $10.38           $11.73

Investment Activities:

  Net investment income                        .35              .42              .41              .37

  Net realized and
    unrealized gain (loss)
    on investments                            2.70            (1.87)            1.73             (.82)
                                       -----------      -----------      -----------      -----------

Total from Investment Activities              3.05            (1.45)            2.14             (.45)
                                       -----------      -----------      -----------      -----------

Distributions:

    From net investment income                (.38)            (.53)            (.39)            (.47)

    From net realized gains                   (.07)            (.49)            (.38)            (.43)

    Returns of capital                          --               --               --               --
                                       -----------      -----------      -----------      -----------

    Total Distributions                       (.45)           (1.02)            (.77)            (.90)
                                       -----------      -----------      -----------      -----------

NET ASSET VALUE ENDING                      $11.88            $9.28           $11.75           $10.38
                                       ===========      ===========      ===========      ===========

RATIOS/SUPPLEMENTAL DATA:

Total Return (without
  sales load)                                33.54%          (13.42)%          22.04%           (3.46)%

Net assets at end
  of period (000)                         $221,428         $168,184         $174,156         $130,978

Ratio of expenses to
  average net assets                          0.67%            0.74%            0.70%            0.73%

Ratio of net investment
  income after expenses to
  average net assets                          3.15%            3.98%            3.93%            3.77%

Ratio of incurred expenses
  to average net assets (b)                   0.67%            0.74%            0.70%            0.73%

Ratio of net investment
  income after incurred
  expenses to average net
  assets (b)                                  3.15%            3.98%            3.93%            3.77%

Portfolio turnover rate                      33.27%           27.10%           23.20%           12.3%

Average commission rate
  paid (c)                                     N/A              N/A              N/A              N/A


* The Information included in the Financial Highlights for The Cardinal Fund has been restated to reflect a three-for-two stock split made on January 11, 1990.

(a) Effective January 2, 1997, the Board of Trustees of the Group reclassified each Fund's outstanding Shares into Investor A Shares (also known as Investor Shares) and authorized the issuance of Investor Y Shares (also known as Institutional Shares). The Financial Highlights presented for each of the periods prior to January 2, 1997 and for the one-year period ended September 30, 1997 represent the financial highlights of what are now known as the Investor Shares.

(b) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(c) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

N/A Not available.




                                THE BALANCED FUND


                                                                                                      Period from
                                                                                                     June 24, 1993
                                             (Institutional                                            (date of
                                               Shares)                                               commencement
                                            For the period                                          of operations)
                                            from January 2,       Years Ended September 30,             through
                                             1997 through
                                           September 30,                                              September 30,
                                               1997(a)      1997(a)    1996        1995       1994        1993*
                                              -------       -------    ----        ----       ----        -----

NET ASSET VALUE, BEGINNING                      $11.16      $11.86     $11.52      $9.90     $10.13      $10.00

Investment Activities:

  Net investment income                           0.16        0.27       0.41       0.34       0.23        0.02

  Net realized and unrealized
    gain (loss) on investments                    2.08        2.40       0.73       1.67      (0.20)       0.12
                                                  ----        ----       ----       ----      ------       ----

Total from Investment Activities                  2.24        2.67       1.14       2.01       0.03        0.14
                                                  ----        ----       ----       ----       ----        ----

Distributions:

    From net investment income                    (.17)      (0.24)     (0.41)     (0.35)     (0.23)      (0.01)

    From net realized gains                         --       (1.06)     (0.39)     (0.04)     (0.03)         --

    Returns of capital                              --         --        --         --          --           --
                                                 ------     ------    -------    -------     ------        -----

    Total Distributions                          (0.17)      (1.30)     (0.80)     (0.39)     (0.26)      (0.01)
                                                 ------     ------    -------    -------     ------        -----

NET ASSET VALUE ENDING                          $13.23      $13.23     $11.86     $11.52      $9.90      $10.13
                                                =======     =======    =======    =======    ======     =======

RATIOS/SUPPLEMENTAL DATA:

Total Return (without sales load)                20.17%      24.71%     10.26%     20.76%      0.37%       1.40%**

Net assets at end of period (000)               $1,708     $15,616    $14,345    $14,535    $13,973     $10,811

Ratio of expenses to average net
assets                                            1.51%       1.44%      1.64%      1.94%      2.07%       0.70%

Ratio of net investment income after
  expenses to average net assets                  1.99%       2.23%      3.54%      3.24%      2.44%       0.35%

Ratio of incurred expenses to
average net assets (b)                            1.51%       1.50%      1.86%      1.95%      2.07%       0.70%

Ratio of net investment income after
  incurred expenses to average net
  assets (b)                                      1.99%       2.17%      3.32%      3.23%      2.44%       0.35%

Portfolio turnover rate                          61.23%      61.23%     18.34%     37.62%     59.09%      60.67%

Average commission rate paid (c)                 $0.09       $0.09      $0.09      $0.09      $0.10       $0.10


*        Commencement of operations.

** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

(a) Effective January 2, 1997, the Board of Trustees of the Group reclassified each Fund's outstanding Shares into Investor A Shares (also known as Investor Shares) and authorized the issuance of Investor Y Shares (also known as Institutional Shares). The Financial Highlights presented for each of the periods prior to January 2, 1997 and for the one-year period ended September 30, 1997 represent the financial highlights of what are now known as the Investor Shares.

(b) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(c) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

                                            THE AGGRESSIVE GROWTH FUND



                                                                                                         Period from
                                     (Institutional                                                     June 24, 1993
                                        Shares)                                                           (date of
                                     For the period                                                     commencement
                                      from January                                                     of operations)
                                        2,1997                  Years Ended September 30,                  through
                                        through
                                     September 30,                                                      September 30,
                                        1997(a)       1997(a)      1996         1995         1994           1993*
                                        -------       -------      ----         ----         ----           -----

NET ASSET VALUE, BEGINNING                 $11.62     $11.31      $12.37         $9.94      $10.47           $10.00

Investment Activities:

  Net investment loss                       (0.15)     (0.20)      (0.17)        (0.10)      (0.13)           (0.03)

  Net realized and unrealized
    gain (loss) on investments               3.24       3.86        0.01          2.53       (0.36)            0.50
                                             ----       ----        ----          ----       ------            ----

Total from Investment Activities             3.09       3.66       (0.16)         2.43       (0.49)            0.47
                                             ----       ----       ------         ----       ------            ----

Distributions:

  From net investment income                   --         --          --            --          --               --

  From net realized gains                    0.00       0.27       (0.90)           --       (0.04)              --

  Returns of capital                           --        --         --             --          --                --
                                                         ------     -------     ------      ------            -----

  Total Distributions                        0.00      (0.27)      (0.90)         0.00       (0.04)            0.00
                                             ----      ------      ------         ----       ------            ----

NET ASSET VALUE ENDING                     $14.71     $14.70      $11.31        $12.37       $9.94           $10.47
                                           ======     ======      ======        ======       =====           ======

RATIOS/SUPPLEMENTAL DATA:

Total Return (without sales load)           26.59%     32.95%      (1.13%)       24.35%      (4.74%)           4.70%**

Net assets at end of period (000)          $4,062     $9,792      $9,669       $10,434      $9,460           $6,320

Ratio of expenses to average net
assets                                       2.11%      1.86%       1.95%         2.24%       2.51%            0.91%

Ratio of net investment income
after expenses to average net
assets                                      (1.71%)    (1.50%)     (1.52%)       (0.92%)     (1.50%)          (0.53%)

Ratio of incurred expenses to
  average net assets (b)                     2.11%      1.93%       2.17%         2.25%       2.51%            0.91%

Ratio of net investment income
after incurred expenses to
average net assets (b)                      (1.71%)    (1.57%)     (1.75)%       (0.93)%     (1.50%)          (0.53%)

Portfolio turnover rate                     34.43%     34.43%      48.60%        80.35%      95.70%           31.15%

Average commission rate paid (c)            $0.07      $0.07       $0.07         $0.07       $0.09            $0.08


*   Commencement of operations.

** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

(a) Effective January 2, 1997, the Board of Trustees of the Group reclassified each Fund's outstanding Shares into Investor A Shares (also known as Investor Shares) and authorized the issuance of Investor Y Shares

    (also known as Institutional Shares). The Financial Highlights presented for each of the periods prior to January 2, 1997 and for the one-year period ended September 30, 1997 represent the financial highlights of what are now known as the Investor Shares.

(b) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(c) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

    See notes to financial statements appearing in the Funds' Statement of Additional Information.

                             PERFORMANCE INFORMATION

         From time to time each Fund may advertise its average annual total return, cumulative total return and/or yield. SUCH TOTAL RETURN FIGURES AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by a Fund refers to the return generated by an investment in that Fund over certain specified periods since the establishment of such Fund (including any predecessor thereof). The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge, if any, is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative total return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by such Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         In addition, from time to time the Balanced Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for such Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Balanced Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Balanced Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

         Investors may also judge the performance of a Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.


         Further information about the performance of each Fund is contained in the Funds' Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations are computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Investor and Institutional Shares, the net yield and total return on each such class can be expected, at any given time, to differ from the net yield and total return of such other class.


                               WHAT ARE THE FUNDS?

         Each Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Cardinal Fund was organized for the purposes of acquiring all of the assets and liabilities of TCFI to effect a reorganization of TCFI from a stand alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

                       WHAT ARE THE INVESTMENT OBJECTIVES
                           AND POLICIES OF THE FUNDS?

IN GENERAL

         The investment objectives of The Cardinal Fund are to achieve long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries.

         The investment objectives of the Balanced Fund are to seek current income and long-term growth of both capital and income. The Balanced Fund intends to invest based on combined considerations of risk, income and capital enhancement.

         The investment objective of the Aggressive Growth Fund is to seek appreciation of capital. The Aggressive Growth Fund will invest primarily in common stocks and securities convertible into common stocks of growth oriented companies.

         The investment objectives of each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). No Fund is intended to provide a complete and balanced investment program for an investor. There can be no assurance that the investment objectives of any Fund will be achieved.

THE CARDINAL FUND

         The policy of The Cardinal Fund is generally to invest in equity securities of companies which, in the opinion of the Adviser, are growth oriented. The securities purchased by The Cardinal Fund are traded in either established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million. This policy of normally investing in equity securities believed to have a potential for long-term capital appreciation means that the assets of The Cardinal Fund will generally be subject to greater risk than may be involved in securities which do not have such growth characteristics. It is recognized, however, that there may be times when, as a temporary, defensive measure, The Cardinal Fund's equity position should be reduced. At such times, and otherwise for cash management purposes, The Cardinal Fund may hold its assets in cash or invest its assets in investment grade debt securities, U.S. Government securities, securities of other investment companies, repurchase agreements and preferred stock.

THE BALANCED FUND

         Under normal market conditions the Balanced Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). At least 25% of the value of the Balanced Fund's assets will be invested in fixed income senior securities. For purposes of compliance with such 25% limitation, only that portion of the value of any convertible senior security attributable to its fixed income characteristics will be used. By investing primarily in common stocks the Balanced Fund will pursue its objectives of long-term growth of both capital and income. However, the Balanced Fund, through its fixed-income and convertible securities as well as the dividend attributes of certain of its common and preferred stock holdings, will place considerable emphasis on generating current income.

         The common and preferred stocks and securities convertible into common stocks will be selected if the Adviser believes that such securities can contribute to the Balanced Fund's objectives of providing current income and growth in income and/or long-term growth of capital. The Balanced Fund will invest in the common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $10 million and which generally are traded either in established over-the-counter markets or on national exchanges. As described below, however, the Balanced Fund may invest in privately placed or restricted securities.


         The Adviser will select convertible securities based primarily upon its determination that the underlying common stocks meet the criteria for selection of common stocks as described above. The Balanced Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities have less liquidity and experience more price fluctuation than higher quality securities.

         Convertible debt securities which are rated B by Moody's Investor Services ("Moody's") generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation ("S&P") is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Balanced Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.


         The Balanced Fund's fixed income senior securities consist of bonds, debentures, notes, zero-coupon securities, mortgage-related securities, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper and bankers' acceptances.
The Balanced Fund may also invest in repurchase agreements.

         The Balanced Fund expects to invest in a variety of bills, notes and bonds issued by the U.S. Treasury, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Certain of such U.S. Government obligations may have variable or floating rates of interest, whose value on the adjustment of its interest rate can reasonably be expected to approximate its par value. However, in the event the interest rate of such security is tied to an index or interest rate that may from time to time lag behind other market interest rates, there is the risk that such security's market value, upon adjustment of its interest rate, will not approximate its par value. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Balanced Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         The Balanced Fund also expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations may be secured or unsecured promises to pay and will in most cases differ in their interest rates, maturities and times of issuance.

         The Balanced Fund will invest only in corporate fixed income senior securities which are rated at the time of purchase within the four highest rating groups assigned by an appropriate NRSRO (which are considered to be investment grade) or, if unrated, which the Adviser deems to be of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "Risk Factors and Investment Techniques -- General" below.

         Under normal market conditions, the Balanced Fund may hold up to 10% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of domestic commercial paper, bankers' acceptances, certificates of deposit and time deposits of U.S. banks and repurchase agreements. The Balanced Fund may also invest in securities of other investment companies, as further described below, and in income participation loans.

         The Balanced Fund may invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international securities for which the primary trading market is in the United States ("Yankee Securities"), or for which the primary trading market is abroad ("Eurodollar Securities"), and in Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the European Economic Community, by two or more sovereign governments ("Supranational Agency Bonds").

         The Balanced Fund may also invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the four highest bond rating categories assigned by an appropriate NRSRO, or, if unrated, which the Adviser deems to be of comparable quality. Under normal market conditions, the Balanced Fund's investment in mortgage-related securities will not exceed 25% of the value of its total assets. Such mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-throughs purchased at a discount. The Balanced Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

         Also included among the mortgage-related securities that the Balanced Fund may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, and their income streams. Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Balanced Fund if (1) the issuer has obtained an exemptive order from the Securities and Exchange Commission regarding purchases by investment companies of equity interests of other investment companies or (2) such purchase is within the limitations imposed by Section 12 of the 1940 Act.

         The Balanced Fund may also invest in asset-backed securities such as Certificates of Automobile Receivables ("CARS") and Certificates of Amortized Revolving Debts ("CARDS"), each of which must be rated at the time of purchase within the four highest rating groups assigned by Moody's or S&P. For a description of the fourth highest rating group, see "Risk Factors and Investment Techniques" below.

         The amount invested in stocks, bonds and short-term obligations may be varied from time to time, depending upon the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the stock market and the bond market. The Balanced Fund reserves the right to hold short-term securities in whatever proportion deemed desirable for temporary defensive periods during adverse market conditions as determined by the Adviser. However, to the extent that the Balanced Fund is so invested, its investment objectives may not be achieved during that time.

THE AGGRESSIVE GROWTH FUND

         In determining the securities to be purchased by the Aggressive Growth Fund, emphasis will be placed on securities of companies which, in the opinion of the Adviser, are growth oriented and exhibit the potential for above-average growth in earnings. The securities to be purchased by the Aggressive Growth Fund are traded either in established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million.

         The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Aggressive Growth Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. The characteristics and risks associated with such high risk securities are discussed more fully above under "The Balanced Fund." In the event that a convertible debt security's rating falls below a "B" by an NRSRO, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Aggressive Growth Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

         The Aggressive Growth Fund will, under normal market conditions, be invested fully in common stocks and securities convertible into common stocks and may engage in the investment techniques more fully described below. However, for cash management purposes the Adviser may invest a portion of the Aggressive Growth Fund's assets in short-term fixed income securities, consisting of commercial paper, bankers' acceptances, certificates of deposit, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, demand and time deposits of domestic banks, repurchase agreements and securities of other investment companies, as described below. During temporary defensive periods, as determined by the Adviser, the Aggressive Growth Fund may hold up to 100% of its total assets in such short-term, fixed income securities. However, to the extent that the Aggressive Growth Fund is so invested, the Aggressive Growth Fund is not pursuing and may not achieve its investment objective.

RISK FACTORS AND INVESTMENT TECHNIQUES

         GENERAL. Like any investment program, an investment in any of the Funds entails certain risks. As funds investing primarily in common stocks, each Fund is subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods.


         Since the Funds, to different degrees, also invest or may invest in bonds, investors in a Fund, to the extent so invested, are also exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise. While bonds normally fluctuate less in price than stock, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and that have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer-term securities (which tend to be more volatile in price).

         Current income by its nature always contributes positively to total return. Therefore, the current income expected to be generated from an investment in the Balanced Fund will counterbalance to some degree any adverse price fluctuations of the securities held by the Balanced Fund. The effective result should therefore be lower total return volatility for the Balanced Fund than a fund which does not provide such current income.


         The Aggressive Growth Fund is intended for investors who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Aggressive Growth Fund does not anticipate any significant distributions to shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Aggressive Growth Fund. The securities of less seasoned companies may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.

         The Balanced Fund may invest in certain variable or floating rate government securities and, as described below, each Fund may invest in put and call options and futures. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. No Fund will invest more than 10% of its total assets in any such derivatives at any one time.


         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, a Fund would acquire securities from a financial institution, such as a well-established securities dealer or a bank which is a member of the Federal Reserve System, which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from that Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which such Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of such Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.


         WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Balanced Fund may also purchase securities on a when-issued or delayed-delivery basis. The Balanced Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than the yield available in the market when delivery takes place. The Balanced Fund will not pay for such securities or start earning interest on them until they are received. When the Balanced Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Balanced Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Balanced Fund to miss a price or yield considered to be advantageous.


         The Balanced Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Balanced Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.


         MEDIUM-GRADE SECURITIES. As described above, the Balanced Fund and the Aggressive Growth Fund may each invest in securities within the fourth highest rating group assigned by an NRSRO (e.g., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's to have speculative characteristics and to be more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.


         Should subsequent events cause the rating of a debt security purchased by the Balanced Fund or the Aggressive Growth Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether that Fund should continue to hold that security. In no event, however, would such Funds be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

         FOREIGN SECURITIES. Each Fund may also invest up to 25% of its net assets in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Institutions issuing ADRs may not be sponsored by the issuer. Unsponsored ADRs may be less liquid than sponsored ADRS, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs since a non-sponsored institution is not required to provide the same shareholder information that a sponsored institution is required to provide under its contractual arrangements with the issuer.


         Investment in foreign securities, including ADRs, is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes or interest income, possible seizure, nationalization, or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign issuers may be subject to different accounting, auditing, reporting, and recordkeeping standards than those applicable to U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. A Fund will acquire securities issued by foreign issuers only when the Adviser believes that the risks associated with such investments are minimal.


         RESTRICTED SECURITIES. Securities in which the Balanced Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), including securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section

4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Balanced Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who assist in the placement of such Section 4(2) securities, thus providing some liquidity.

         Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Balanced Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Balanced Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


         REITS. Each of the Funds may also invest in securities of equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investment in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the property they own. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code and to maintain their exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


         PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, each Fund may purchase exchange-traded put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. A Fund will purchase put and call options only on securities in which the Fund may otherwise invest. Each Fund may also engage in selling (writing) exchange-traded options from time to time as the Adviser deems appropriate for purposes of gaining additional income in the form of premiums paid by the purchaser of the option and/or for hedging purposes. Each Fund will write only covered call options (options on securities owned by that Fund). In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously had written. When a portfolio security subject to a call option is sold, such Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         Each Fund, as part of its option transactions, also may purchase exchange-traded index put and call options and write exchange-traded index options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities and/or cash subject to such options written by a Fund (including any assets segregated in connection therewith), when added to the greater of the market value or the cost of any options purchased by that Fund, will exceed 10% of the net assets of that Fund at any one time.

         FUTURES CONTRACTS. Each Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         Each Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for such Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting such Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         INVESTMENT COMPANY SECURITIES. Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. Each Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist such Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on each Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Group's Statement of Additional Information.

INVESTMENT RESTRICTIONS

         Each Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

         Each Fund will not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S.
         Government or its agencies or instrumentalities.

                  2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

                  4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

         The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of a Fund.

         Each Fund will not:

                  1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

              HOW DO I PURCHASE INSTITUTIONAL SHARES OF THE FUNDS?

GENERAL

         Each Fund's Institutional Shares are continuously offered and may be purchased through procedures established by The Ohio Company, principal underwriter of the Funds' Shares, in connection with accounts for which banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions"). Normally, Financial Institutions will hold Institutional Shares of record for their customers or beneficiaries. With respect to Institutional Shares so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to The Ohio Company and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of Institutional Shares of the Funds may be recorded by the Financial Institutions and reflected in the account statements provided to their customers or beneficiaries.

         The Group reserves the right to reject any order for the purchase of Institutional Shares in whole or in part. The applicable Financial Institution will receive a confirmation of each new transaction in its account. Certificates representing Institutional Shares will not be issued.

         Institutional Shares are purchased at the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company or its agents of an order and payment. There is no sales charge imposed in connection with the purchase of Institutional Shares of any Fund. Depending upon the terms of a particular account, a Financial Institution may charge customer account fees for services provided in connection with an investment in a Fund. Information concerning these services and any charges may be obtained from such Financial Institution. This Prospectus should be read in conjunction with any such information so received.

         From time to time, The Ohio Company, from its own resources, may provide compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by any Fund or its shareholders.

                       WHAT DISTRIBUTIONS WILL I RECEIVE?

         Dividends and distributions shall be made with such frequency (long term capital gains normally will be distributed only once annually) and in such amounts as the Group from time to time shall determine and shall be paid from net income and net realized capital gains of the Funds. It is the policy of each Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise in writing to Cardinal Management Corp., the Funds' transfer agent (the "Transfer Agent"), dividends and distributions will be made only in additional full and fractional Institutional Shares of a Fund and not in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Institutional Shares in a Fund.

         Each Fund's net investment income available for distribution to the holders of Institutional Shares will be reduced by the amount of administrative services fees paid under the Services Plan described below.

                    HOW MAY I REDEEM MY INSTITUTIONAL SHARES?

         Investors may redeem Institutional Shares of a Fund on any Business Day at the net asset value per Institutional Share next determined following receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.


         As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Institutional Shares and may charge a fee for such services.


         The Group will make payment for redeemed Institutional Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Institutional Shares where such Institutional Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the applicable Fund). The purchase of Institutional Shares by wire transfer of federal funds would avoid any such delay.

         The Group intends to pay cash for all Institutional Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


         The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?."



         Due to the high cost of maintaining accounts, the Group reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in a Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in such Fund to at least $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL


         Shareholders may redeem Institutional Shares of a Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or
(2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE


         Shareholders may redeem Institutional Shares of a Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

         Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Funds or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Institutional Shares by mail as described above.

                  WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?

ACH PROCESSING

         The Group offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

         Holders of Institutional Shares of a Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange, at respective net asset values, Institutional Shares of any Fund for Institutional Shares of another Fund or for:

         Institutional Shares of Cardinal
         Government Obligations Fund, a fund
         investing in securities issued or
         guaranteed by the U.S. Government;

         Shares of Cardinal Government Securities
         Money Market Fund, a U.S. Government securities money market fund; or

         Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund.

         The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange requested is within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of a Fund by telephone. Neither the Group, the Funds nor any of their service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

         For tax purposes, an exchange is treated as a redemption and a new purchase.

         The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Funds 60 days' advance written notice of any such modification or termination.

                       HOW IS NET ASSET VALUE CALCULATED?

         The net asset value of each Fund is determined once daily as of 4:00 P.M., Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of such Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of shares of a Fund is computed by dividing the sum of the value of that Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class of such Fund then outstanding.

         The net asset value per share will fluctuate as the value of the investment portfolio of a Fund changes.

         Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotation System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Group uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

         Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by a Fund or valuation of net assets of a Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

                      DO THE FUNDS PAY FEDERAL INCOME TAX?

         Each of the funds of the Group, including the Funds, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of such Fund's investment company taxable income (before deduction of dividends paid).

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

                              WHAT ABOUT MY TAXES?

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by a Fund bear to its gross income.


         Distribution by a Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.


         If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

         Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of each Fund's total assets at the end of its fiscal year are expected to be invested in securities of foreign corporations, no Fund will be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by such Fund. These taxes will be taken as a deduction by that Fund.

         The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in the Funds are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

         The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

                     WHO MANAGES MY INVESTMENT IN THE FUNDS?

         Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Trustees are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


        The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group with respect to Institutional Shares of the Funds, but may receive fees under the Administrative Services Plan discussed below.


INVESTMENT ADVISER AND MANAGER

         Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of each of the Funds. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

         The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H. P. and R. F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as the principal underwriter for each of the Cardinal Funds.

         In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Funds' investment objectives and policies, manages each Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the Reorganization with respect to The Cardinal Fund and since December 22, 1995, with respect to TCFI, The Cardinal Fund's predecessor, John Bevilacqua has been primarily responsible for the day-to-day management of the portfolio of such Funds. Mr. Bevilacqua has been a Vice President and Portfolio Manager for The Ohio Company since October, 1994. Prior thereto, and since February, 1984, Mr. Bevilacqua served as Second Vice President/Investments for Midland Mutual Life Insurance Company, Columbus, Ohio. Since October 1, 1996, David C. Will and Joseph A. Miner have been responsible jointly for the day-to-day management of the Balanced Fund's portfolio. Mr. Will has been a Vice President of the Adviser and The Ohio Company since 1990 and has more than 25 years of investment management experience. Mr. Miner has been a Vice President and Senior Portfolio Manager of the Adviser and/or The Ohio Company since August, 1995. Prior thereto and since 1992, Mr. Miner was a Vice President and Portfolio Manager with Key Trust Company of Ohio. From 1987 to 1992, Mr. Miner was an investment strategist and an Assistant Vice President of Citizens Fidelity Capital Management Company, Louisville, Kentucky. Since August 12, 1996, Mr. Harold C. Elliott has been primarily responsible for the day-to-day management of the Aggressive Growth Fund's portfolio. Mr. Elliott has been a Vice President and Chief Investment Officer of The Ohio Company since March, 1996. Prior thereto, from May, 1993 to March, 1996, Mr. Elliott was Vice President and Chief Investment Officer of The Bank of Tokyo Trust Company (New York City), a wholly-owned subsidiary of The Bank of Tokyo Limited, Tokyo, Japan. Prior thereto, from December, 1984 to May, 1993, Mr. Elliott was employed by First Fidelity Bank, Philadelphia, Pennsylvania.


         In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of each Fund's administration and operation.

         For the services provided and expenses assumed pursuant to its Investment Advisory and Management Agreement with the Group with respect to the Funds, the Adviser receives a fee from the Funds, computed daily and paid monthly at the following annual rates: with respect to The Cardinal Fund, 0.60% of such Fund's average daily net assets; and with respect to both the Balanced Fund and the Aggressive Growth Fund, 0.75% of such

Funds' average daily net assets. While in the opinion of the staff of the Commission such fees with respect to the Balanced Fund and the Aggressive Growth Fund are higher than the advisory fee paid by most mutual funds, the Group's Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies.

         The Adviser may periodically waive all or a portion of its advisory fee with respect to a Fund to increase the net income of such Fund available for distribution as dividends. The waiver of such fee will cause the return and/or yield of such Fund to be higher than it would otherwise be in the absence of such a waiver.


         On December 22, 1997, The Ohio Company, Fifth Third Bankcorp., and its wholly owned subsidiary, Fifth Third M Corp., entered into an Agreement and Plan of Merger pursuant to which The Ohio Company will be acquired by Fifth Third M Corp. The acquisition is subject to a number of conditions, including the approval by Trustees and shareholders of the Group of a "new" investment advisory and management agreement with the Adviser, identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser, to become effective on the effective date of The Ohio Company's acquisition. On such effective date, it is also expected that the Group will have entered into an underwriting agreement with a new principal underwriter. In addition, it is expected that Fountain Square Funds, a regulated investment company with net assets of approximately $3.1 billion as of December 31, 1997, advised by Fifth Third Bank, a subsidiary of Fifth Third Bankcorp., will propose the combination of the Group and Fountain Square Funds in a transaction which, if approved by the Group's Trustees, would be submitted to the Group's shareholders for consideration and approval.



         On January 16, 1998 the Board of Trustees of the Group approved such a new investment advisory and management agreement and have called a Special Meeting of Shareholders to be held in March, 1998 to vote on such agreement.



DIVIDEND AND TRANSFER AGENT

         The Group has entered into a Transfer Agency Agreement with the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Funds' transfer agent and dividend disbursing agent. In consideration of such services, each Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses.


DISTRIBUTOR

         The Group has entered into a Distribution Agreement with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Funds will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank
W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company. The Ohio Company receives no compensation under the Distribution Agreement with respect to distribution of the Institutional Shares of the Funds.

EXPENSES

         The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager and transfer agent other than the cost of securities (including brokerage commissions, if any) purchased for the Funds. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Institutional Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.

ADMINISTRATIVE SERVICES PLAN

         The Group has adopted an Administrative Services Plan with respect to each Fund's Institutional Shares (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to Financial Institutions, which may include The Ohio Company, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers, account holders or beneficiaries (collectively, "customers") who are the beneficial or record owner of Institutional Shares of a Fund. In consideration for such services, a Financial Institution receives a fee from such Fund, computed daily and paid monthly, at an annual rate of up to .15% of the average daily net asset value of Institutional Shares of that Fund owned beneficially or of record by such Financial Institution's customers for whom the Financial Institution provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Financial Institutions receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Institutional Shares of the Funds, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Institutional Shares of that Fund, providing sub-accounting with respect to Institutional Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Institutional Shares of a Fund pursuant to specific or preauthorized instructions.

         As authorized by the Services Plan, the Group has entered into a Servicing Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain administrative support services in connection with Institutional Shares of the Funds owned of record or beneficially by its customers for whom The Ohio Company provides fiduciary or trust services. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from the Funds on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Institutional Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by The Ohio Company; (v) providing sub-accounting with respect to the Institutional Shares beneficially owned by The Ohio Company's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Institutional Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of each Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .15% of the average aggregate net asset value of Institutional Shares of that Fund held during the period by customers for whom The Ohio Company has provided services under the Servicing Agreement. Any fees paid by a Fund to Financial Institutions under the Services Plan will be borne solely by the Institutional Shares of that Fund.


CUSTODIAN AND FUND ACCOUNTANT

         The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Funds' custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Funds. In addition, Fifth Third, pursuant to a Fund Accounting and Services Agreement, has agreed with the Group to provide certain fund accounting services to each of the Funds.


                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

         The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund

("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each only have one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.


         In the event the status of a shareholder or the capacity in which a shareholder holds Institutional Shares changes such that the shareholder is no longer eligible to purchase or hold Institutional Shares of a Fund, then such Institutional Shares will be automatically converted into Investor Shares of such Fund at respective net asset values. Such conversion of Institutional Shares into Investor Shares will not result in gain or loss to the shareholder for federal income tax purposes, and the basis and holding period of the Shares so converted will not be affected.


         Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series or class except as otherwise expressly required by law. For example, shareholders of The Cardinal Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of The Cardinal Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to The Cardinal Fund or any of The Cardinal Fund's fundamental policies.

         Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUNDS?" Individual Trustees are elected by the shareholders of the Group, although Trustees may under certain circumstances fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

         An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

         The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

         Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling (800) 282-9446.

         Shareholders will receive unaudited semi-annual reports describing the investment operations of the Funds and annual financial reports audited by independent auditors.

                         Investment Adviser and Manager
                              Cardinal Management Corp.
                              155 East Broad Street
                              Columbus, Ohio 43215

                         Distributor
                              The Ohio Company
                              155 East Broad Street
                              Columbus, Ohio 43215

                         Transfer Agent and Dividend Paying Agent
                              Cardinal Management Corp.
                              215 East Capital Street
                              Columbus, Ohio 43215

                         Custodian
                              The Fifth Third Bank
                              38 Fountain Square Plaza
                              Cincinnati, Ohio 45263

                         Legal Counsel
                              Baker & Hostetler LLP
                              65 East State Street
                              Columbus, Ohio 43215

                         Independent Auditors
                              KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                                                 TABLE OF CONTENTS

                                                                     Page
                                                                     ----


PROSPECTUS HIGHLIGHTS...............................................  1
FEE TABLE...........................................................  3
FINANCIAL HIGHLIGHTS................................................  4
PERFORMANCE INFORMATION............................................. 12
WHAT ARE THE FUNDS?................................................. 12
WHAT ARE THE INVESTMENT OBJECTIVES
         AND POLICIES OF THE FUNDS?................................. 13
HOW DO I PURCHASE INSTITUTIONAL SHARES OF THE
         FUNDS?..................................................... 21
WHAT DISTRIBUTIONS WILL I RECEIVE?.................................. 22
HOW MAY I REDEEM MY INSTITUTIONAL SHARES?........................... 23
WHAT OTHER SHAREHOLDER PROGRAMS ARE
         PROVIDED?.................................................. 24
HOW IS NET ASSET VALUE CALCULATED?.................................. 25
DO THE FUNDS PAY FEDERAL INCOME TAX?................................ 25
WHAT ABOUT MY TAXES?................................................ 26
WHO MANAGES MY INVESTMENT IN THE FUNDS?............................. 26
WHAT ARE MY RIGHTS AS A SHAREHOLDER?................................ 29


                                   ----------

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, the Adviser, or The Ohio Company. This Prospectus does not constitute an offer by the Funds or by The Ohio Company to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.




                                   PROSPECTUS







                                January 30, 1998



                                The Ohio Company



                                THE CARDINAL FUND



                                    CARDINAL
                                  BALANCED FUND



                                    CARDINAL
                                   AGGRESSIVE
                                   GROWTH FUND



                                  INSTITUTIONAL
                                     SHARES




                               THE CARDINAL GROUP

                     CARDINAL GOVERNMENT OBLIGATIONS FUND
                               INVESTOR SHARES

                                  One Fund of
                              The Cardinal Group

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

      Part A of Form N-1A Item No.                    Caption(s) in Prospectus
      ----------------------------                    ------------------------

1.(a)(i) .............................                Cover Page
    (ii) .............................                Cover Page
   (iii) .............................                Cover Page
    (iv) .............................                Cover Page
     (v) .............................                Cover Page
    (vi) .............................                *
    (vii).............................                *
  (b) ................................                *
2.(a)(i) .............................                "Fee Table"
    (ii) .............................                *
  (b) ................................                "Prospectus Highlights"
  (c) ................................                "Prospectus Highlights"
3.(a) ................................                "Financial Highlights"
  (b) ................................                *
  (c) ................................                "Performance Information"
  (d) ................................                "Performance Information"
4.(a)(i)(A) ..........................                "What Are The Funds?"
     (i)(B) ..........................                "What Are The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(A) ..........................                *
    (ii)(B)(1) .......................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(B)(2) .......................                *
    (ii)(C) ..........................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(D) ..........................                "What Are The Investment
                                                      Objectives And Polices Of
                                                      The Funds?"
  (b)(i) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
  (c) ................................                "What Are The Investment
                                                      Objectives and Policies
                                                      Of The Funds?"
5.(a) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(i) .............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(ii) ............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(iii) ...........................                "Who Manages My
                                                      Investment In The Funds?"
  (c) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (d) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (g)(i)(A) ..........................                *
  (g)(i)(B) ..........................                *
  (g)(i)(C) ..........................                *
  (g)(ii) ............................                *
5A.(a) ...............................                *
  (b) ................................                *
  (c) ................................                *
6.(a) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (b) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (c) ................................                *
  (d) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (e) ................................                "What Are My Rights As A
                                                      Shareholder?"; "Who
                                                      Provides Shareholder
                                                      Reports?"
  (f) ................................                "What Distributions Will
                                                      I Receive?"
  (g) ................................                "Do The Funds Pay Federal
                                                      Income Tax?"; "What About
                                                      My Taxes?"
  (h) ................................                Cover Page; "What Are My
                                                      Rights As a Shareholder?"
7.(a) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (b) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"; "How Is Net
                                                      Asset Value Calculated?"
  (c) ................................                "How May I Qualify For
                                                      Quantity Discounts?"
  (d) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
8.(a) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (b) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (c) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (d) ................................                "How May I Redeem My
                                                      Investor Shares?"
9.  ..................................                *







----------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS----------------------------------------------------------------------

                                [CARDINAL LOGO]
                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                                INVESTOR SHARES

Cardinal Government Obligations Fund (the "Fund") is a diversified investment fund of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). The Fund offers multiple classes of Shares.

The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment. There can be no assurance that the Fund's investment objectives will be achieved.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

                     FOR FURTHER INFORMATION REGARDING THE
                      FUND OR FOR ASSISTANCE IN OPENING AN
                    ACCOUNT OR REDEEMING SHARES, PLEASE CALL
                           (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                      TO THE FUND AT ITS PRINCIPAL OFFICE:

                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------


The Prospectus relates only to one class of Shares of Cardinal Government Obligations Fund -- Investor Shares. Investor Shares of the Fund are offered to the public. The Fund also offers Institutional Shares to certain qualified institutions. Interested persons who wish to obtain prospectuses of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Institutional Shares of the Fund should contact The Ohio Company. Additional information about the Fund, contained in a Statement Of Additional Information dated January 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            [THE OHIO COMPANY LOGO]

                The date of this Prospectus is January 30, 1998.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES..........  The Fund seeks to maximize safety of capital and, consistent with such objective, earn the highest
                                 available current income obtainable from government
                                 securities. (See page 6.)
INVESTMENT POLICIES............  Under normal market conditions, the Fund invests substantially all but in no event less than 65% of its
                                 total assets in obligations issued or guaranteed by the
                                 U.S. Government, its agencies or instrumentalities and
                                 repurchase agreements secured by securities of the U.S.
                                 Government. Under present market conditions, the Fund
                                 expects to invest a substantial amount of its portfolio
                                 in Ginnie Mae certificates. These investments entail
                                 certain risks. (See pages 6 through 8.)
CURRENT INCOME.................  Dividends are declared daily and distributions are generally made monthly as the Group shall determine.
                                 Long-term capital gains, if any, are distributed
                                 annually. (See page 14.)
RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as the Fund involves a certain amount of risk and may not be suitable for all
                                 investors. Some investment policies of the Fund may
                                 entail certain risks. (See "WHAT ARE THE INVESTMENT
                                 OBJECTIVES AND POLICIES OF THE FUND? -- Risk Factors and
                                 Investment Techniques" on pages 8 through 10.)
PURCHASES......................  There is a minimum initial investment of $1,000 with subsequent minimums of $50. (See page 11.) Purchases are
                                 made at the public offering price which is equal to net
                                 asset value per share plus a sales charge. This charge is
                                 equal to 4.50% of the public offering price (4.71% of net
                                 amount invested) reduced on investments of $100,000 or
                                 more (See page 12).
REDEMPTIONS....................  Shares can be redeemed at net asset value per share without charge if redeemed through the Fund's
                                 distributor, The Ohio Company. (See page 14.)
INVESTMENT ADVISER AND
  MANAGER......................  Cardinal Management Corp. (the "Adviser"), a wholly-owned subsidiary of The Ohio Company, is the Fund's investment
                                 adviser. The Adviser also serves as investment adviser
                                 for The Cardinal Fund, Cardinal Government Securities
                                 Money Market Fund, Cardinal Tax Exempt Money Market Fund,
                                 Cardinal Balanced Fund and Cardinal Aggressive Growth
                                 Fund (collectively, with the Fund, the "Cardinal Funds"),
                                 each a separate diversified investment fund of the Group.
                                 (See pages 18 and 19.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------


                                                                                   INVESTOR SHARES
                                                                                  -----------------
     SHAREHOLDER TRANSACTION EXPENSES
          Maximum Sales Load Imposed on Purchases (as a percentage of offering
           price)(1)..........................................................           4.50%
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
          Management Fees.....................................................            .50%
          12b-1 Fees..........................................................            .25
          Other Expenses......................................................            .26
                                                                                         ----
               Total Fund Operating Expenses..................................           1.01%
                                                                                         ====



                EXAMPLE                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
----------------------------------------    ----------     ----------     ----------     ----------
You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period:................       $ 55           $ 76           $ 98           $163


(1) The sales charge may be eliminated or reduced under certain circumstances. See "HOW DO I PURCHASE INVESTOR SHARES OF THE FUND?" below.

The information set forth in the foregoing Fee Table and Example relates only to Investor Shares of the Fund. The Fund also offers another class of Shares known as Institutional Shares. The two classes of Shares of the Fund are subject to the same expenses except that Institutional Shares are not subject to a Rule 12b-1 fee and are not sold with a sales charge but are subject to an administrative services fee.

The purpose of the above table is to assist a potential purchaser of the Fund's Investor Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights with respect to each of the years in the ten year period ended September 30, 1997, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, insofar as it relates to each of the years in the five-year period ended September 30, 1997, is contained in the Fund's statement of Additional Information and which may be obtained by shareholders and prospective investors.


The following Financial Highlights reflect the operations of Cardinal Government Obligations Fund ("CGOF"), the Fund's predecessor, through April 30, 1996. On May 1, 1996, the Fund acquired all of the assets and liabilities of CGOF and is deemed to have succeeded to the financial and performance history of CGOF.


Effective January 2, 1997, the Board of Trustees of the Group reclassified the Fund's outstanding Shares into Investor Shares. The financial information provided below and in the Statement of Additional Information includes periods prior to such reclassification.



FINANCIAL HIGHLIGHTS FOR EACH INVESTOR SHARE OF BENEFICIAL

INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                                               YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------
                                                                1997         1996         1995         1994         1993
                                                              --------     --------     --------     --------     --------
Net Asset Value, beginning................................    $   8.05     $   8.18     $   7.96     $   8.63     $   8.95
Investment Activities:
  Net investment income...................................         .61          .60          .64          .66          .74
  Net realized and unrealized gain (loss) on
    investments...........................................         .11         (.12)         .22         (.68)        (.32)
                                                              --------     --------     --------     --------     --------
  Total from Investment Activities........................         .72          .48          .86         (.02)         .42
                                                              --------     --------     --------     --------     --------
Distributions:
  From net investment income..............................        (.57)        (.60)        (.64)        (.65)        (.74)
  From capital gains......................................          --           --           --           --           --
  Tax return of capital...................................          --         (.01)          --           --           --
                                                              --------     --------     --------     --------     --------
  Total Distributions.....................................        (.57)        (.61)        (.64)        (.65)        (.74)
Net Asset Value, ending...................................    $   8.20     $   8.05     $   8.18     $   7.96     $   8.63
                                                              =========    =========    =========    =========    =========
Ratios/Supplemental Data:
  Total Return (without sales load).......................        9.28%        6.04%       11.27%       (0.27%)       4.83%
  Net assets at end of period (000).......................    $120,342     $133,298     $151,711     $169,529     $208,883
  Ratio of expenses to average net assets.................        1.01%        0.78%        0.76%        0.75%        0.73%
  Ratio of net investment income after charged expenses to
    average net assets....................................        7.06%        7.39%        7.93%        7.88%        8.32%
  Ratio of incurred expenses to average net assets (a)....        1.08%        0.88%        0.76%        0.75%        0.73%
  Ratio of net investment income after incurred expenses
    to average net assets (a).............................        6.99%        7.29%        7.93%        7.88%        8.32%
  Portfolio Turnover Rate.................................       34.53%       33.58%       36.71%       21.95%       24.94%

                                                                               YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------
                                                                1992         1991         1990         1989         1988
                                                              --------     --------     --------     --------     --------
Net Asset Value, beginning................................    $   8.99     $   8.71     $   8.71     $   8.82     $   8.60
Investment Activities:
  Net investment income...................................         .80          .81          .84          .84          .86
  Net realized and unrealized gain (loss) on
    investments...........................................        (.04)         .28           --         (.11)         .22
                                                              --------     --------     --------     --------     --------
  Total from Investment Activities........................         .76         1.09          .84          .73         1.08
                                                              --------     --------     --------     --------     --------
Distributions:
  From net investment income..............................        (.80)        (.81)        (.84)        (.84)        (.86)
  From capital gains......................................          --           --           --           --           --
  Tax return of capital...................................          --           --           --           --           --
                                                              --------     --------     --------     --------     --------
  Total Distributions.....................................        (.80)        (.81)        (.84)        (.84)        (.86)
Net Asset Value, ending...................................    $   8.95     $   8.99     $   8.71     $   8.71     $   8.82
                                                              =========    =========    =========    =========    =========
Ratios/Supplemental Data:
  Total Return (without sales load).......................        8.87%       13.07%       10.03%        8.81%       12.94%
  Net assets at end of period (000).......................    $172,139     $128,569     $114,890     $118,958     $146,745
  Ratio of expenses to average net assets.................        0.76%        0.76%        0.76%        0.73%        0.74%
  Ratio of net investment income after charged expenses to
    average net assets....................................        8.89%        9.20%        9.55%        9.73%        9.64%
  Ratio of incurred expenses to average net assets(a).....        0.76%        0.76%        0.76%        0.73%        0.74%
  Ratio of net investment income after incurred expenses
    to average net assets(a)..............................        8.89%        9.20%        9.55%        9.73%        9.64%
  Portfolio Turnover Rate.................................       17.15%       34.81%       30.90%         .92%        5.76%


---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

See notes to financial statements appearing in the Fund's Statement Of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund may advertise its average annual total return, cumulative return and/or yield. SUCH RETURN AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in the Fund over certain specified periods since the establishment of the Fund (including the term of CGOF's operations). The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge, if any, is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge were not deducted, the average annual total return, cumulative return and yield advertised would be higher.

In addition, from time to time the Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for the Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

Investors may also judge the performance of the Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc. and Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of the Fund is contained in an Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Investor and Institutional Shares, the net yield and total return on each class can be expected, at any given time, to differ from the net yield and total return of the other class.

--------------------------------------------------------------------------------
WHAT IS THE FUND?
--------------------------------------------------------------------------------

The Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized for the purpose of acquiring all of the assets and liabilities of CGOF to effect a reorganization of CGOF from a stand-alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

The Fund is designed for individuals, corporations, fiduciaries, and institutions who wish to invest for current income in a diversified, professionally managed portfolio of securities issued by the U.S. Government and securities directly guaranteed by the full faith and credit of the U.S. Government -- without having to become involved in the detailed accounting and safekeeping procedures normally associated with direct investment in these securities.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?
--------------------------------------------------------------------------------

IN GENERAL

The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment.

The Fund's investment objectives are a fundamental policy of the Fund, which means that they may be changed only with the approval of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). There can be no assurance that the investment objectives of the Fund will be achieved.

Under normal market conditions, the Fund will invest substantially all, but in no event less than 65%, of its total assets in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also invest, under normal market conditions, in the fixed income instruments described below and in repurchase agreements. It may also engage in the options transactions described below.

The Fund may, for daily cash management purposes, invest in high quality money market securities and in repurchase agreements. In addition, the Fund may invest, without limit, in any combination of U.S. Government Securities, money market securities and repurchase agreements when, in the opinion of the Adviser, it is determined that a temporary defensive position is warranted based upon current market conditions. The Fund may also invest in securities of other investment companies, as described more fully below.

The types of U.S. Government Securities invested in by the Fund will include obligations issued by or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

Certain securities held by the Fund may have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-through certificates purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through certificates purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

Certain debt securities such as, but not limited to, mortgage backed securities, as well as other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

Under present market conditions, the Fund expects to invest a substantial amount of its portfolio in Ginnie Mae certificates, which are mortgage-backed securities representing part ownership in a specific pool of mortgage loans insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the

Veterans Administration. Should market or economic conditions warrant, this practice may be changed at the discretion of the Adviser. Ginnie Mae guarantees the timely payment of monthly installments of principal and interest on its certificates, when due, whether or not payments are received on the underlying mortgage loans, and the full faith and credit of the United States is pledged to the timely payment by Ginnie Mae of such principal and interest.


Although the mortgage loans in the pool underlying a Ginnie Mae certificate will have maturities of up to thirty years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates and general economic conditions. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the Ginnie Mae certificates and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the Ginnie Mae certificates and extending the period of time over which income at the lower rates is received. Accordingly, it is not possible to accurately predict the average life of a particular pool. Standard practice is to treat Ginnie Mae certificates as having effective maturities of twelve years. Reinvestment of principal payments may occur at higher or lower rates than the original yield on the certificates.


RISK FACTORS AND INVESTMENT TECHNIQUES


GENERAL. Like any investment program, an investment in the Fund entails certain risks. The value of the Fund's portfolio securities, and therefore the Fund's net asset value per share, may increase or decrease due to various factors, principally changes in prevailing interest rates. Since the Fund invests in bonds, investors in the Fund are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise although certain types of bonds are subject to the risks of prepayment as described above when interest rates fall. There have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).


The Fund may invest in put and call options and futures, as described below. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 10% of its total assets in such derivatives at any one time.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, the Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. The Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may also purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for invest-ment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

The Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.

PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Fund may purchase exchange-traded put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase put and call options only on securities in which the Fund may otherwise invest. The Fund may also engage in selling (writing) exchange-traded call options from time to time as the Adviser deems appropriate for purposes of gaining additional income in the form of premiums paid by the purchaser of the option and/or for hedging purposes. The Fund will write only covered call options (options on securities owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously had written. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

The Fund, as part of its option transactions, also may purchase exchange-traded index put and call options and write exchange-traded index options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities and/or cash subject to such options written by the Fund (including any assets segregated in connection therewith), when added to the greater of the market value or the cost of any options purchased by the Fund, will exceed 10% of the net assets of the Fund at any one time.

FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist the Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Fund's Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

The Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

     4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund shall not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

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HOW DO I PURCHASE INVESTOR SHARES OF THE FUND?
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GENERAL

The Fund's Investor Shares may be purchased at the public offering price, as described below under "Public Offering Price," through The Ohio Company, principal underwriter of the Fund's Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Investor Shares of the Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Investor Shares may also be purchased by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested properly, you must call The Ohio Company to obtain the necessary instructions and information.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan, as described below, must be at least $50. Subsequent investments must be in amounts of at least $50.

The Group reserves the right to reject any order for the purchase of Investor Shares in whole or in part. You will receive a confirmation of each new transaction in your account, which will also show the total number of Investor Shares owned by you and the number of Investor Shares being held in safekeeping by Cardinal Management Corp., as the Fund's transfer agent (the "Transfer Agent"), for your account. Certificates representing Investor Shares will not be issued.

PUBLIC OFFERING PRICE

The public offering price of Investor Shares of the Fund is the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company, its agents or broker-dealers with whom it has an agreement, of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%            4.50%         4.00%
   $100,000 but less than $250,000....................         3.63             3.50          3.00
   $250,000 but less than $500,000....................         2.56             2.50          2.00
   $500,000 but less than $1,000,000..................         1.52             1.50          1.00
   $1,000,000 or more.................................         0.50             0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.


No sales charge is imposed on purchases of Shares by (1) officers, trustees, and employees of the Group, (2) full-time employees of The Ohio Company or the Adviser who have been such for at least 90 days or by qualified retirement plans for such persons, or (3) accounts with respect to which The Ohio Company serves either as a trustee or as investment adviser. The Ohio Company may change or eliminate the foregoing waivers at any time. The Ohio Company may also periodically waive all or a portion of the sales charge for all investors with respect to the Fund.


From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Fund has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Investor Shares of the Fund on the periodic basis you select. Confirmation of your purchase of the Fund's Investor Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

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HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
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LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Investor Shares of the Fund and of Investor Shares of any other Cardinal Fund sold with a sales charge (a "Cardinal Load Fund") during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of Investor Shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Investor Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the Investor Shares actually purchased. If the full amount indicated is not purchased, such escrowed Investor Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Investor Shares, whether paid in cash or reinvested in additional Investor Shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed Investor Shares will not be available for disposal by you until all purchases pursuant to the Letter of Intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional Investor Shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Investor Shares of the Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Investor Shares of the Fund at the total public offering price of $50,000 and Investor Shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge paid by you would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of Investor Shares of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Investor Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Investor Shares where the total public offering price of Investor Shares then being purchased plus the then aggregate current net asset value of Investor Shares of the Fund and of Investor Shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) the then current net asset value of Investor Shares of the Fund and of Investor Shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of Investor Shares held in your account, you may include Investor Shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

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WHAT DISTRIBUTIONS WILL I RECEIVE?
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A dividend consisting of net income is declared daily to Shareholders of the Fund at the close of business on the day of declaration, and such dividends are generally paid monthly. Dividends consisting of long-term capital gains normally will be distributed only once annually. Dividends and distributions will be paid only in additional Investor Shares and not in cash; except, however, that for dividends and distributions of $10 or more, a shareholder may specifically request that such amounts be paid to him in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Investor Shares in the Fund.

The Fund's net investment income available for distribution to the holders of Investor Shares will be reduced by the amount of Rule 12b-1 fees paid out under the Plan described below.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

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HOW MAY I REDEEM MY INVESTOR SHARES?
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Investors may redeem Investor Shares of the Fund on any Business Day at the net asset value per Investor Share next determined following the receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.


As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his or her Investor Shares and may charge a fee for such services.


The Group will make payment for redeemed Investor Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Investor Shares where such Investor Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Investor Shares by wire transfer of federal funds would avoid any such delay.

The Group intends to pay cash for all Investor Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


The Group may suspend the right of redemption or may delay payment during any period in which the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".



Due to the high cost of maintaining accounts, the Group reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in the Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in the Fund to at least $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL


Shareholders may redeem Investor Shares of the Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.


REDEMPTION BY TELEPHONE


Shareholders may redeem Investor Shares of the Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Investor Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Investor Shares of the Fund having a total value of $25,000 or more at the current net asset value, you may elect to redeem your Investor Shares monthly or quarterly in amounts of $50 or more, pursuant to the Fund's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form. Purchase of additional Investor Shares, using the Automatic Investment Plan described above, concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities and sales charges.

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WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
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ACH PROCESSING

The Fund offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Holders of Investor Shares of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange, at respective net asset values, Investor Shares of the Fund for:

    Investor Shares of Cardinal Aggressive Growth Fund, an equity fund seeking appreciation of capital (upon the payment of the applicable sales charge);

    Investor Shares of Cardinal Balanced Fund, a fund seeking current income and long-term growth of both capital and income (upon the payment of the applicable sales charge);

    Investor Shares of The Cardinal Fund,
    an equity fund seeking long-term growth
    of capital and income (upon the payment of the applicable sales charge);

    Shares of Cardinal Government Securities Money Market Fund, a U.S. Government securities money market fund
    (without payment of any sales charge); or

    Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund
    (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by holders of Investor Shares, for whom the sales charge has been waived, for Investor Shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Investor Shares by all other shareholders for Investor Shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Investor Shares of such Cardinal Load Fund and the sales charge previously paid on the Investor Shares to be exchanged.

The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange requested is within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of the Fund by telephone. Neither the Group, the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Investor Shares of the Fund for purposes of calculating the gain or loss realized upon an exchange of those Investor Shares within 90 days of their purchase.

The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of the Fund is determined once daily as of 4:00 P.M. Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class then outstanding.

The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. The Fund uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DOES THE FUND PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------


Each of the funds of the Group, including the Fund, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends all or substantially all of the Fund's investment company taxable income (before deduction of dividends paid).


A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. Since all of the Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.


Distribution by the Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUND?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Trustees are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise it in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group but, with respect to Investor Shares only, may retain all or a portion of the sales charge and receives fees under the Distribution Plan discussed below.


INVESTMENT ADVISER AND MANAGER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of the Fund. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as principal underwriter for each of the Cardinal Funds.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Fund's investment objectives and policies, manages the Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the inception of CGOF (the Fund's predecessor) and since the Reorganization with respect to the Fund, John R. Carle has been primarily responsible for the day-to-day management of such Funds' portfolios. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971. In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation.



For the services provided and expenses assumed pursuant to its Investment Advisory and Management Agreement with the Group with respect to the Fund, the Adviser receives a fee from the Fund, computed daily and paid monthly at the annual rate of .50% of average net daily assets of the Fund. The Adviser may, however, periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The waiver of such fee will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.



On December 22, 1997, The Ohio Company, Fifth Third Bankcorp., and its wholly owned subsidiary, Fifth Third M Corp., entered into an Agreement and Plan of Merger pursuant to which The Ohio Company will be acquired by Fifth Third M Corp. The acquisition is subject to a number of conditions, including the approval by Trustees and shareholders of the Group of a "new" investment advisory and management agreement with the Adviser, identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser, to become effective on the effective date of The Ohio Company's acquisition. On such effective date, it is also expected that the Group will have entered into an underwriting agreement with a new principal underwriter. In addition, it is expected that Fountain Square Funds, a regulated investment company with net assets of approximately $3.1 billion as of December 31, 1997, advised by Fifth Third Bank, a subsidiary of Fifth Third Bankcorp., will propose the combination of the Group and Fountain Square Funds in a transaction which, if approved by the Group's Trustees, would be submitted to the Group's shareholders for consideration and approval.



On January 16, 1998, the Board of Trustees of the Group approved such a new investment advisory and management agreement and have called a Special Meeting of Shareholders to be held in March, 1998 to vote on such agreement.



DIVIDEND AND TRANSFER AGENT



The Group has entered into a Transfer Agency Agreement with the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $21 per shareholder account plus out-of-pocket expenses.


DISTRIBUTOR


The Group has entered into a Distribution Agreement with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.


EXPENSES


The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager and transfer agent other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Investor Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.

DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan with respect to its Investor Shares (the "Plan"), under which the Fund is authorized to pay The Ohio Company, as the Fund's principal underwriter, a periodic amount calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of the Investor Shares of the Fund. Such amount may be used by The Ohio Company to pay broker-dealers (including The Ohio Company), banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between The Ohio Company and the Participating Organization or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Under the Plan, a Participating Organization may include The Ohio Company, its subsidiaries, and its affiliates. The Ohio Company may from time to time waive all or a portion of the fees payable to it pursuant to the Plan. Any such waiver will cause the total return and yield of the Investor Shares of the Fund to be higher than it would otherwise be absent such a waiver.

As authorized by the Plan, The Ohio Company has entered into a Rule 12b-1 Agreement with the Group pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Investor Shares of the Fund purchased and held by The Ohio Company for the accounts of its customers and Investor Shares of the Fund purchased and held by customers of The Ohio Company directly, including, but not limited to, answering shareholder questions concerning the Fund, providing information to shareholders on their investments in the Investor Shares of the Fund and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Investor Shares held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. Such fees paid by the Group will be borne solely by the Investor Shares of the Fund. Such fee may exceed the actual costs incurred by The Ohio Company in providing such services.

In addition, The Ohio Company may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services such as those described above.


CUSTODIAN AND FUND ACCOUNTANT



The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund. In addition, Fifth Third, pursuant to a Fund Accounting and Services Agreement, has agreed with the Group to provide certain fund accounting services to the Fund.


--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each have only one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series or class except as otherwise expressly required by law. For example, shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to the Fund or any of the Fund's fundamental policies.


Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUND?" Individual Trustees are elected by the shareholders of the Group, although Trustees may under certain circumstances fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling
(800) 282-9446.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Fund and annual financial reports audited by independent auditors.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler LLP
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

----------------------------------------------------------
---------------------------------------------------------
                               TABLE OF CONTENTS


                                             PAGE
                                            ------
PROSPECTUS HIGHLIGHTS.......................     2
FEE TABLE...................................     3
FINANCIAL HIGHLIGHTS........................     4
PERFORMANCE INFORMATION.....................     5
WHAT IS THE FUND?...........................     6
WHAT ARE THE INVESTMENT OBJECTIVES
  AND POLICIES OF THE FUND?.................     6
HOW DO I PURCHASE INVESTOR SHARES
  OF THE FUND?..............................    11
HOW MAY I QUALIFY FOR QUANTITY DIS-
  COUNTS?...................................    13
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    14
HOW MAY I REDEEM MY INVESTOR SHARES?........    14
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    15
HOW IS NET ASSET VALUE CALCULATED?..........    17
DOES THE FUND PAY FEDERAL INCOME TAX?.......    17
WHAT ABOUT MY TAXES?........................    17
WHO MANAGES MY INVESTMENT IN THE FUND?......    18
WHAT ARE MY RIGHTS AS A
  SHAREHOLDER?..............................    20


                            ------------------------

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE OHIO COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE OHIO COMPANY TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.
---------------------------------------------------------
==========================================================

---------------------------------------------------------

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                                January 30, 1998


                                The Ohio Company
                                    CARDINAL
                                   GOVERNMENT
                                OBLIGATIONS FUND

                                INVESTOR SHARES

                                 CARDINAL LOGO
                                 CARDINAL GROUP

---------------------------------------------------------
----------------------------------------------------------

                       CARDINAL GOVERNMENT OBLIGATIONS FUND
                              INSTITUTIONAL SHARES

                                  One Fund of
                               The Cardinal Group

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

      Part A of Form N-1A Item No.                    Caption(s) in Prospectus
      ----------------------------                    ------------------------

1.(a)(i) .............................                Cover Page
    (ii) .............................                Cover Page
   (iii) .............................                Cover Page
    (iv) .............................                Cover Page
     (v) .............................                Cover Page
    (vi) .............................                *
    (vii).............................                *
  (b) ................................                *
2.(a)(i) .............................                "Fee Table"
    (ii) .............................                *
  (b) ................................                "Prospectus Highlights"
  (c) ................................                "Prospectus Highlights"
3.(a) ................................                "Financial Highlights"
  (b) ................................                *
  (c) ................................                "Performance Information"
  (d) ................................                "Performance Information"
4.(a)(i)(A) ..........................                "What Are The Funds?"
     (i)(B) ..........................                "What Are The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(A) ..........................                *
    (ii)(B)(1) .......................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(B)(2) .......................                *
    (ii)(C) ..........................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii)(D) ..........................                "What Are The Investment
                                                      Objectives And Polices Of
                                                      The Funds?"
  (b)(i) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
    (ii) .............................                "What Are The Investment
                                                      Objectives And Policies
                                                      Of The Funds?"
  (c) ................................                "What Are The Investment
                                                      Objectives and Policies
                                                      Of The Funds?"
5.(a) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(i) .............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(ii) ............................                "Who Manages My
                                                      Investment In The Funds?"
  (b)(iii) ...........................                "Who Manages My
                                                      Investment In The Funds?"
  (c) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (d) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (g)(i)(A) ..........................                *
  (g)(i)(B) ..........................                *
  (g)(i)(C) ..........................                *
  (g)(ii) ............................                *
5A.(a) ...............................                *
  (b) ................................                *
  (c) ................................                *
6.(a) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (b) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (c) ................................                *
  (d) ................................                "What Are My Rights As A
                                                      Shareholder?"
  (e) ................................                "What Are My Rights As A
                                                      Shareholder?"; "Who
                                                      Provides Shareholder
                                                      Reports?"
  (f) ................................                "What Distributions Will
                                                      I Receive?"
  (g) ................................                "Do The Funds Pay Federal
                                                      Income Tax?"; "What About
                                                      My Taxes?"
  (h) ................................                Cover Page; "What Are My
                                                      Rights As a Shareholder?"
7.(a) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (b) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"; "How Is Net
                                                      Asset Value Calculated?"
  (c) ................................                "How May I Qualify For
                                                      Quantity Discounts?"
  (d) ................................                "How Do I Purchase
                                                      Investor Shares Of The
                                                      Funds?"
  (e) ................................                "Who Manages My
                                                      Investment In The Funds?"
  (f) ................................                "Who Manages My
                                                      Investment In The Funds?"
8.(a) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (b) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (c) ................................                "How May I Redeem My
                                                      Investor Shares?"
  (d) ................................                "How May I Redeem My
                                                      Investor Shares?"
9.  ..................................                *







----------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS
                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                              INSTITUTIONAL SHARES

         Cardinal Government Obligations Fund (the "Fund") is a diversified investment fund of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). The Fund offers multiple classes of Shares.

         The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment. There can be no assurance that the Fund's investment objectives will be achieved.


         This Prospectus relates only to one class of Shares of the Fund - Institutional Shares. Institutional Shares of the Fund are offered to banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions acting in a fiduciary capacity on behalf of their customers or beneficiaries. The Fund also offers Investor Shares to the public. Interested persons who wish to obtain prospectuses of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Investor Shares of the Fund, should contact The Ohio Company. Additional information about the Fund, contained in a Statement Of Additional Information dated January 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the below address or by calling the phone number provided below.


         This Prospectus sets forth concisely the information about the Institutional Shares of the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference.

         THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                The Ohio Company

                The date of this Prospectus is January 30, 1998.


--------------------------------------------------------------------------------

 For further information regarding the Fund or for assistance in opening an accountor redeeming Shares, please call (800) 282-9446 toll free.

    Inquiries may also be made by mail addressed to the Fund at its principal office:

                   155 East Broad Street, Columbus, Ohio 43215
--------------------------------------------------------------------------------

PROSPECTUS HIGHLIGHTS

INVESTMENT OBJECTIVES..............   The Fund seeks to maximize safety of
                                      capital and, consistent with such
                                      objective, earn the highest available
                                      current income obtainable from government securities. (See page 6.)

INVESTMENT POLICIES................   Under normal market conditions, the Fund
                                      invests substantially all, but in no event less than 65%, of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by securities of the U.S. Government. Under present market conditions, the Fund expects to invest a substantial amount of its portfolio in Ginnie Mae certificates. These investments entail certain risks. (See pages 6 and 7.)

CURRENT INCOME.....................   Dividends are declared daily and
                                      distributions are generally made monthly as the Group shall determine. Long-term capital gains, if any, are distributed annually. (See page 12.)

RISK FACTORS AND SPECIAL
    CONSIDERATIONS.................   An investment in a mutual fund such as the
                                      Fund involves a certain amount of risk and may not be suitable for all investors.
                                      Some investment policies of the Fund may entail certain risks. (See "WHAT ARE THE
                                      INVESTMENT OBJECTIVES AND POLICIES OF THE
                                      FUND? -- Risk Factors and Investment
                                      Techniques" on pages 8 through 10.)

PURCHASES..........................   Purchases are made at the public offering
                                      price which is equal to net asset value
                                      per share. (See page 11.)

REDEMPTIONS........................   Shares can be redeemed at net asset value
                                      per share without charge if redeemed
                                      through the Fund's distributor, The Ohio
                                      Company. (See page 12.)

INVESTMENT ADVISER AND
     MANAGER.......................   Cardinal Management Corp. (the "Adviser"),
                                      a wholly-owned subsidiary of The Ohio
                                      Company, is the Fund's investment adviser.
                                      The Adviser also serves as investment
                                      adviser for The Cardinal Fund, Cardinal
                                      Government Securities Money Market Fund,
                                      Cardinal Tax Exempt Money Market Fund,
                                      Cardinal Balanced Fund and Cardinal
                                      Aggressive Growth Fund (collectively, with the Fund, the "Cardinal Funds"), each a separate diversified investment fund of the Group. (See page 16.)

FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES                     Institutional Shares
                                                     --------------------
   Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price)                    0%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

   Management Fees                                            .50%
   12b-1 Fees                                                 None
   Other Expenses                                             .43
                                                              ----
               Total Fund Operating Expenses                  .93%
                                                              ----



EXAMPLE                                     1 Year   3 Years   5 Years   10 Years
                                            ------   -------   -------   --------

You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption at
the end of each time period:                 $ 9      $30        $51      $114



         The information set forth in the foregoing Fee Table and Example relates only to Institutional Shares of the Fund. The Fund also offers another class of Shares known as Investor Shares. The two classes of Shares of the Fund are subject to the same expenses except that the Investor Shares are not subject to an administrative services fee but are subject to a Rule 12b-1 fee and are generally sold with a front-end sales charge.

         The purpose of the above table is to assist a potential purchaser of the Fund's Institutional Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS


         The following Financial Highlights with respect to the period from January 2, 1997 through September 30, 1997, (Institutional Shares) and with respect to each of the years in the ten year period ended September 30, 1997 (Investor Shares), have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, insofar as it relates to each of the years in the five year period ended September 30, 1997, is contained in the Fund's Statement Of Additional Information and which may be obtained by shareholders and prospective investors.

         The following Financial Highlights reflect the operations of Cardinal Government Obligations Fund ("CGOF"), the Fund's predecessor, through April 30, 1996. On May 1, 1996, the Fund acquired all of the assets and liabilities of CGOF and is deemed to have succeeded to the financial and performance history of CGOF.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------




                                            (Institutional
                                               Shares)
                                             For the period
                                            from January 2,               Years Ended September 30,
                                              1997 through                -------------------------
                                             September 30,
                                                1997(a)       1997(a)     1996       1995        1994        1993
                                                -------       -------     ----       ----        ----        ----

NET ASSET VALUE,                                    $8.09      $8.05     $8.18       $7.96       $8.63       $8.95
  BEGINNING

Investment Activities:
  Net investment income                               .42        .61       .60         .64         .66         .74

  Net realized
    and unrealized gain (loss)
    on investments                                    .12        .11      (.12)        .22        (.68)       (.32)
                                                      ---        ---       ---         ---         ---         ---

  Total from Investment
    Activities                                        .54        .72       .48         .86        (.02)        .42
                                                      ---        ---       ---         ---         ---         ---

Distributions:
  From net
    investment income                                (.43)      (.57)     (.60)       (.64)       (.65)       (.74)

  From capital gains                                   --         --        --          --          --          --

  Tax return of capital                                --         --      (.01)         --          --          --
                                                    -----      -----     -----       -----       -----       -----

  Total Distributions                                (.43)      (.57)     (.61)       (.64)       (.65)       (.74)
                                                    -----      -----     -----       -----       -----       -----

NET ASSET VALUE, ENDING                             $8.20      $8.20     $8.05       $8.18       $7.96       $8.63
                                                     ====       ====      ====        ====        ====        ====

RATIOS/SUPPLEMENTAL DATA:

Total Return (without sales load)                    6.86%      9.28%     6.04%      11.27%      (0.27%)      4.83%

Net assets at end of
  period (000)                                     $5,803   $120,342  $133,298    $151,711    $169,529    $208,883

Ratio of expenses to
  average net assets                                 0.93%      1.01%     0.78%       0.76%       0.75%       0.73%

Ratio of net investment
  income after charged expenses
  to average net assets                              7.00%      7.06%     7.39%       7.93%       7.88%       8.32%

Ratio of incurred expenses to
  average net assets (b)                             0.93%      1.08%     0.88%       0.76%       0.75%       0.73%

Ratio of net investment income
  after incurred expenses to
  average net assets (b)                             7.00%      6.99%     7.29%       7.93%       7.88%       8.32%

Portfolio Turnover Rate                             34.53%     34.53%    33.58%      36.71%      21.95%      24.94%




                                                                                Years Ended September 30,
                                                                                -------------------------

                                                          1992         1991         1990         1989         1988
                                                          ----         ----         ----         ----         ----

NET ASSET VALUE,                                           $8.99        $8.71        $8.71        $8.82       $8.60
  BEGINNING

Investment Activities:
  Net investment income                                      .80          .81          .84          .84         .86

  Net realized
    and unrealized gain (loss)
    on investments                                          (.04)         .28           --         (.11)        .22
                                                             ---          ---          ---          ---         ---

  Total from Investment
    Activities                                               .76         1.09          .84          .73        1.08
                                                             ---         ----          ---          ---        ----

Distributions:
  From net
    investment income                                       (.80)        (.81)        (.84)        (.84)       (.86)

  From capital gains                                          --           --           --           --          --

  Tax return of capital                                       --           --           --           --          --
                                                           -----         ----         ----         ----        ----

  Total Distributions                                       (.80)        (.81)        (.84)        (.84)       (.86)
                                                           -----        -----        -----        -----       -----

NET ASSET VALUE, ENDING                                    $8.95        $8.99        $8.71        $8.71       $8.82
                                                            ====         ====         ====         ====        ====

RATIOS/SUPPLEMENTAL DATA:

Total Return (without sales
  load)                                                     8.87%       13.07%       10.03%        8.81%      12.94%

Net assets at end of
  period (000)                                          $172,139     $128,569     $114,890     $118,958     $146,745

Ratio of expenses to
  average net assets                                        0.76%        0.76%        0.76%        0.73%       0.74%

Ratio of net investment
  income after charged expenses
  to average net assets                                     8.89%        9.20%        9.55%        9.73%       9.64%

Ratio of incurred expenses to
  average net assets (a)                                    0.76%        0.76%        0.76%        0.73%       0.74%

Ratio of net investment income
  after incurred expenses to
  average net assets (a)                                    8.89%        9.20%        9.55%        9.73%       9.64%

Portfolio Turnover Rate                                    17.15%       34.81%       30.90%         .92%       5.76%

         (a) Effective January 2, 1997, the Board of Trustees of the Group reclassified the Fund's outstanding Shares into Investor A Shares (also known as Investor Shares) and authorized the issuance of Investor Y Shares (also known as Institutional Shares). The Financial Highlights presented for each of the periods prior to January 2, 1997 and for the one-year period ended September 30, 1997 represent the financial highlights of what are now known as the Investor Shares.

         (b) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

     See notes to financial statements appearing in the Fund's Statement Of
                            Additional Information.


                       ----------------------------------

                             PERFORMANCE INFORMATION

         From time to time the Fund may advertise its average annual total return, cumulative return and/or yield. SUCH RETURN AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in the Fund over certain specified periods since the establishment of the Fund (including the term of CGOF's operations). The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge, if any, is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         In addition, from time to time the Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for the Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

         Investors may also judge the performance of the Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Further information about the performance of the Fund is contained in an Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Investor and Institutional Shares, the net yield and total return on each such class can be expected, at any given time, to differ from the net yield and total return of such other class.

                                WHAT IS THE FUND?

         The Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized for the purpose of acquiring all of the assets and liabilities of CGOF to effect a reorganization of CGOF from a stand-alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

         The Fund is designed for individuals, corporations, fiduciaries, and institutions who wish to invest for current income in a diversified, professionally managed portfolio of securities issued by the U.S. Government and securities directly guaranteed by the full faith and credit of the U.S. Government -- without having to become involved in the detailed accounting and safekeeping procedures normally associated with direct investment in these securities.

                       WHAT ARE THE INVESTMENT OBJECTIVES
                            AND POLICIES OF THE FUND?

IN GENERAL

         The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment.

         The Fund's investment objectives are a fundamental policy of the Fund, which means that they may be changed only with the approval of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). There can be no assurance that the investment objectives of the Fund will be achieved.

         Under normal market conditions, the Fund will invest substantially all, but in no event less than 65%, of its total assets in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also invest, under normal market conditions, in the fixed income instruments described below and in repurchase agreements. It may also engage in the options transactions described below.

         The Fund may, for daily cash management purposes, invest in high quality money market securities and in repurchase agreements. In addition, the Fund may invest, without limit, in any combination of U.S. Government Securities, money market securities and repurchase agreements when, in the opinion of the Adviser, it is determined that a temporary defensive position is warranted based upon current market conditions. The Fund may also invest in securities of other investment companies, as described more fully below.

         The types of U.S. Government Securities invested in by the Fund will include obligations issued by or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

          Certain securities held by the Fund may have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-through certificates purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through certificates purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

         Certain debt securities such as, but not limited to, mortgage backed securities, as well as other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         Under present market conditions, the Fund expects to invest a substantial amount of its portfolio in Ginnie Mae certificates, which are mortgage-backed securities representing part ownership in a specific pool of mortgage loans insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Veterans Administration. Should market or economic conditions warrant, this practice may be changed at the discretion of the Adviser. Ginnie Mae guarantees the timely payment of monthly installments of principal and interest on its certificates, when due, whether or not payments are received on the underlying mortgage loans, and the full faith and credit of the United States is pledged to the timely payment by Ginnie Mae of such principal and interest.


         Although the mortgage loans in the pool underlying a Ginnie Mae certificate will have maturities of up to thirty years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates and general economic conditions. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the Ginnie Mae certificates and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the Ginnie Mae certificates and extending the period of time over which income at the lower rates is received. Accordingly, it is not possible to accurately predict the average life of a particular pool. Standard practice is to treat Ginnie Mae certificates as having effective maturities of twelve years. Reinvestment of principal payments may occur at higher or lower rates than the original yield on the certificates.

RISK FACTORS AND INVESTMENT TECHNIQUES


         GENERAL. Like any investment program, an investment in the Fund entails certain risks. The value of the Fund's portfolio securities, and therefore the Fund's net asset value per share, may increase or decrease due to various factors, principally changes in prevailing interest rates. Since the Fund invests in bonds, investors in the Fund are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise although certain types of bonds are subject to the risks of prepayment as described above when interest rates fall. There have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).


         The Fund may invest in put and call options and futures, as described below. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 10% of its total assets in such derivatives at any one time.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, the Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. The Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.

         WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may also purchase securities on a when- issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

         The Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.

         PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Fund may purchase exchange-traded put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase put and call options only on securities in which the Fund may otherwise invest. The Fund may also engage in selling (writing) exchange-traded call options from time to time as the Adviser deems appropriate for purposes of gaining additional income in the form of premiums paid by the purchaser of the option and/or for hedging purposes. The Fund will write only covered call options (options on securities owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously had written. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         The Fund, as part of its option transactions, also may purchase exchange-traded index put and call options and write exchange-traded index options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities and/or cash subject to such options written by the Fund (including any assets segregated in connection therewith), when added to the greater of the market value or the cost of any options purchased by the Fund, will exceed 10% of the net assets of the Fund at any one time.

         FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist the Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Fund's Statement of Additional Information.

INVESTMENT RESTRICTIONS

         The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

         The Fund will not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

                  4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

         The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund will not:

                  1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

               HOW DO I PURCHASE INSTITUTIONAL SHARES OF THE FUND?

GENERAL

         The Fund's Institutional Shares are continuously offered and may be purchased through procedures established by The Ohio Company, principal underwriter of the Fund's Shares, in connection with accounts for which banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions"). Normally, Financial Institutions will hold Institutional Shares of record for their customers or beneficiaries. With respect to Institutional Shares so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to The Ohio Company and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of Institutional Shares of the Fund may be recorded by the Institutions and reflected in the account statements provided to their customers or beneficiaries.

         The Group reserves the right to reject any order for the purchase of Institutional Shares in whole or in part. The applicable Financial Institution will receive a confirmation of each new transaction in its account. Certificates representing Institutional Shares will not be issued.

         Institutional Shares are purchased at the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company or its agents of an order and payment. There is no sales charge imposed in connection with the purchase of Institutional Shares of the Fund. Depending upon the terms of a particular account, a Financial Institution may charge customer account fees for services provided in connection with an investment in the Fund. Information concerning these services and any charges may be obtained from such Financial Institution. This Prospectus should be read in conjunction with any such information so received.

         From time to time, The Ohio Company, from its own resources, may provide compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

                       WHAT DISTRIBUTIONS WILL I RECEIVE?

         A dividend consisting of net income is declared daily to shareholders of the Fund at the close of business on the day of declaration, and such dividends are generally paid monthly. Dividends consisting of long-term capital gains normally will be distributed only once annually. Dividends and distributions will be paid only in additional Institutional Shares and not in cash; except, however, that for dividends and distributions of $10 or more, a shareholder may specifically request that such amounts be paid to him in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Institutional Shares in the Fund.

         The Fund's net investment income available for distribution to the holders of Institutional Shares will be reduced by the amount of administrative services fees paid under the Services Plan described below.

                    HOW MAY I REDEEM MY INSTITUTIONAL SHARES?

         Investors may redeem Institutional Shares of the Fund on any Business Day at the net asset value per Institutional Share next determined following the receipt by Cardinal Management Corp., the Fund's transfer agent (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.


         As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his or her Institutional Shares and may charge a fee for such services.


         The Group will make payment for redeemed Institutional Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Institutional Shares where such Institutional Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Institutional Shares by wire transfer of federal funds would avoid any such delay.

         The Group intends to pay cash for all Institutional Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


         The Group may suspend the right of redemption or may delay payment during any period in which the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

         Due to the high cost of maintaining accounts, the Group reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares) have reduced a shareholder's total investment in the Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in the Fund to at least $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.


REDEMPTION BY MAIL


         Shareholders may redeem Institutional Shares of the Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or
(2) it has reason to believe that the transaction would otherwise be improper.


REDEMPTION BY TELEPHONE


         Shareholders may redeem Institutional Shares of the Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

         Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Institutional Shares by mail as described above.


                  WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?

ACH PROCESSING

         The Fund offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

         Holders of Institutional Shares of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange, at respective net asset values, Institutional Shares of the Fund for:

         Institutional Shares of Cardinal Aggressive Growth Fund, an equity fund seeking appreciation of capital;

         Institutional Shares of Cardinal Balanced Fund, a fund seeking current income and long-term growth of both capital and income;

         Institutional Shares of The Cardinal Fund, an equity fund seeking long-term growth of capital and income;

         Shares of Cardinal Government Securities Money Market Fund, a U.S. Government securities money market fund; or

         Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund.

         The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange requested is within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of the Fund by telephone. Neither the Group, the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

         For tax purposes, an exchange is treated as a redemption and a new purchase.

         The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

                       HOW IS NET ASSET VALUE CALCULATED?

         The net asset value of the Fund is determined once daily as of 4:00 P.M., Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of Shares of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class then outstanding.

         The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

         Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. The Fund uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

         Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

                      DOES THE FUND PAY FEDERAL INCOME TAX?

         Each of the funds of the Group, including the Fund, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends all or substantially all of the Fund's investment company taxable income (before deduction of dividends paid).

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

                              WHAT ABOUT MY TAXES?

         It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. Since all of the Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.


         Distribution by the Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.


         If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

         Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

         The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

         The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

                     WHO MANAGES MY INVESTMENT IN THE FUND?

         Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Trustees are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise it in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


         The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group with respect to Institutional Shares of the Fund but may receive fees under the Administrative Services Plan discussed below.


INVESTMENT ADVISER AND MANAGER

         Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of the Fund. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

         The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as principal underwriter for each of the Cardinal Funds.


         In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Fund's investment objectives and policies, manages the Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the inception of CGOF (the Fund's predecessor) and since the Reorganization with respect to the Fund, John R. Carle has been primarily responsible for the day-to-day management of such Funds' portfolios. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971. In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation.

         For the services provided and expenses assumed pursuant to its Investment Advisory and Management Agreement with the Group with respect to the Fund, the Adviser receives a fee from the Fund, computed daily and paid monthly at the annual rate of .50% of average net daily assets of the Fund. The Adviser may, however, periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The waiver of such fee will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

         On December 22, 1997, The Ohio Company, Fifth Third Bankcorp., and its wholly owned subsidiary, Fifth Third M Corp., entered into an Agreement and Plan of Merger pursuant to which The Ohio Company will be acquired by Fifth Third M Corp. The acquisition is subject to a number of conditions, including the approval by Trustees and shareholders of the Group of a "new" investment advisory and management agreement with Adviser, identical in all material respects to the Group's current Investment Advisory and Management Agreement with Adviser, to become effective on the effective date of The Ohio Company's acquisition. On such effective date, it also expected that the Group will have entered into an underwriting agreement with a new principal underwriter. In addition, it is expected that Fountain Square Funds, a regulated investment company with net assets of approximately $3.1 billion as of December 31, 1997, advised by Fifth Third
Bank, a subsidiary of Fifth Third Bankcorp., will propose the combination of the Group and Fountain Square Funds in a transaction which, if approved by the Group's Trustees, would be submitted to the Group's shareholders for consideration and approval.

         On January 16, 1998, the Board of Trustees of the Group approved such a new investment advisory and management agreement and have called a Special Meeting of Shareholders to be held in March, 1998 to vote on such agreement.



DIVIDEND AND TRANSFER AGENT

         The Group has entered into a Transfer Agency Agreement with the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $21 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Fund.


DISTRIBUTOR

         The Group has entered into a Distribution Agreement with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank
W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company. The Ohio Company receives no compensation under the Distribution Agreement with respect to distribution of the Institutional Shares of the Fund.

EXPENSES


         The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager and transfer agent other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Institutional Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.


ADMINISTRATIVE SERVICES PLAN

         The Group has adopted an Administrative Services Plan with respect to the Fund's Institutional Shares (the "Services Plan") pursuant to which the Fund is authorized to pay compensation to Financial Institutions, which may include The Ohio Company, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers, account holders or beneficiaries (collectively, "customers") who are the beneficial or record owner of Institutional Shares of the Fund. In consideration for such services, a Financial Institution receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to .15% of the average daily net asset value of Institutional Shares of the Fund owned beneficially or of record by such Financial Institution's customers for whom the Financial Institution provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Financial Institutions receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Institutional Shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Institutional Shares of the Fund, providing sub-accounting with respect to Institutional Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Institutional Shares of the Fund pursuant to specific or pre-authorized instructions.

         As authorized by the Services Plan, the Group has entered into a Servicing Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain administrative support services in connection with Institutional Shares of the Fund owned of record or beneficially by its customers for whom The Ohio Company provides fiduciary or trust services. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from the Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Institutional Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by The Ohio Company; (v) providing sub-accounting with respect to the Institutional Shares beneficially owned by The Ohio Company's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Institutional Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of the Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .15% of the average aggregate net asset value of Institutional Shares of the Fund held during the period by customers for whom The Ohio Company has provided services under the Servicing Agreement. Any fees paid by the Fund to Financial Institutions under the Services Plan will be borne solely by the Institutional Shares of the Fund.


CUSTODIAN AND FUND ACCOUNTANT

         The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund. In addition, Fifth Third, pursuant to a Fund Accounting and Services Agreement, has agreed with the Group to provide certain fund accounting services to the Fund.


                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

         The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each only have one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.


         In the event the status of a shareholder or the capacity in which a shareholder holds Institutional Shares changes such that the shareholder is no longer eligible to purchase or hold Institutional Shares of the Fund, then such Institutional Shares will be automatically converted into Investor Shares of the Fund at respective net asset value per share. Such conversion of Institutional Shares into Investor Shares will not result in gain or loss to the shareholder for federal income tax purposes, and the basis and holding period of the Shares so converted will not be affected.


         Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series or class except as otherwise expressly required by law. For example, shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to the Fund or any of the Fund's fundamental policies.

         Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUND?" Individual Trustees are elected by the shareholders of the Group, although Trustees may under certain circumstances fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

         An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

         The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

         Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling (800) 282-9446.

         Shareholders will receive unaudited semi-annual reports describing the investment operations of the Fund and annual financial reports audited by independent auditors.

                         Investment Adviser and Manager
                              Cardinal Management Corp.
                              155 East Broad Street
                              Columbus, Ohio 43215

                         Distributor
                              The Ohio Company
                              155 East Broad Street
                              Columbus, Ohio 43215

                         Transfer Agent and Dividend Paying Agent
                              Cardinal Management Corp.
                              215 East Capital Street
                              Columbus, Ohio 43215

                         Custodian
                              The Fifth Third Bank
                              38 Fountain Square Plaza
                              Cincinnati, Ohio  45263

                              Legal Counsel
                              Baker & Hostetler LLP
                              65 East State Street
                              Columbus, Ohio 43215

                              Independent Auditors
                              KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----

PROSPECTUS HIGHLIGHTS.....................................................  1
FEE TABLE.................................................................  2
FINANCIAL HIGHLIGHTS......................................................  2
PERFORMANCE INFORMATION...................................................  5
WHAT IS THE FUND?.........................................................  5
WHAT ARE THE INVESTMENT OBJECTIVES
AND POLICIES OF THE FUND?.................................................  6
HOW DO I PURCHASE INSTITUTIONAL SHARES OF THE FUND?....................... 11
WHAT DISTRIBUTIONS WILL I RECEIVE?........................................ 12
HOW MAY I REDEEM MY INSTITUTIONAL SHARES?................................. 12
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?............................. 13
HOW IS NET ASSET VALUE CALCULATED?........................................ 14
DOES THE FUND PAY FEDERAL INCOME TAX?..................................... 15
WHAT ABOUT MY TAXES?...................................................... 15
WHO MANAGES MY INVESTMENT IN THE FUND?.................................... 16
WHAT ARE MY RIGHTS AS A SHAREHOLDER?...................................... 18

                                ----------------

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Adviser, or The Ohio Company. This Prospectus does not constitute an offer by the Fund or by The Ohio Company to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

                                  ------------

                                   PROSPECTUS
                                  ------------





                                January 30, 1998





                                THE OHIO COMPANY






                                    CARDINAL
                                   GOVERNMENT
                                OBLIGATIONS FUND

                              INSTITUTIONAL SHARES





                               THE CARDINAL GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                                THE CARDINAL FUND

                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND

                      CARDINAL TAX EXEMPT MONEY MARKET FUND

                             CARDINAL BALANCED FUND

                         CARDINAL AGGRESSIVE GROWTH FUND

                          SIX INVESTMENT PORTFOLIOS OF

                               THE CARDINAL GROUP

         The Cardinal Fund ("TCF"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Government Securities Money Market Fund ("CGSMMF"), Cardinal Tax Exempt Money Market Fund ("CTEMMF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") (collectively, the "Funds" and individually a "Fund") are each a separate diversified, investment portfolio of The Cardinal Group, an open-end, management investment company (the "Group").

             -------------------------------------------------------

                  For further information regarding the Funds or for assistance in opening an account or redeeming Shares, please call (800) 282-9446 toll free.

                  Inquiries may also be made by mail addressed to the Group at its principal office:

                              155 East Broad Street
                              Columbus, Ohio 43215


         This Statement Of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of the respective Funds, each dated as of January 30, 1998, which have been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Prospectuses are available upon request without charge from the Group at the above address or by calling the phone number provided above.


         The investment objectives of TCF are long-term growth of capital and income. Current income is a secondary objective. The investment objectives of CGOF are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The investment objectives of CGSMMF are to maximize current income while preserving capital and maintaining liquidity. The investment objectives of CTEMMF are to maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. The investment objectives of CBF are current income and long-term growth of both capital and income. The investment objective of CAGF is appreciation of capital.


                                JANUARY 30, 1998

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----
THE CARDINAL GROUP............................................................................................  B-1

INVESTMENT OBJECTIVES AND POLICIES............................................................................  B-1
         Additional Information on Portfolio Instruments......................................................  B-1
         Investment Restrictions.............................................................................. B-15
         Portfolio Turnover................................................................................... B-18

MANAGEMENT OF THE GROUP....................................................................................... B-19

PRINCIPAL SHAREHOLDERS OF THE GROUP........................................................................... B-22

THE ADVISER................................................................................................... B-23

PORTFOLIO TRANSACTIONS........................................................................................ B-25

TRANSFER AND DIVIDEND AGENT................................................................................... B-27

FUND ACCOUNTANT............................................................................................... B-29

THE DISTRIBUTOR............................................................................................... B-31

CUSTODIAN..................................................................................................... B-33

LEGAL COUNSEL AND INDEPENDENT AUDITORS........................................................................ B-34

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................................................ B-34
         Determination of Net Asset Value..................................................................... B-36

TAXES......................................................................................................... B-37

ADDITIONAL INFORMATION........................................................................................ B-41
         Description of Shares................................................................................ B-41
         Vote of a Majority of the Outstanding Shares......................................................... B-42
         Miscellaneous........................................................................................ B-42

PERFORMANCE INFORMATION....................................................................................... B-43
         Yields............................................................................................... B-43
         Calculation of Total Return.......................................................................... B-44
         Performance Comparisons.............................................................................. B-46

FINANCIAL STATEMENTS.......................................................................................... B-47

APPENDIX .....................................................................................................  A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE CARDINAL GROUP

         The Cardinal Group (the "Group") is an open-end management investment company which currently offers six separate diversified investment portfolios, each with different investment objectives.

         This Statement of Additional Information contains information about The Cardinal Fund ("TCF"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Government Securities Money Market Fund ("CGSMMF"), Cardinal Tax Exempt Money Market Fund ("CTEMMF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") (collectively, the "Funds" and individually a "Fund").

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the respective Fund. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the Prospectus of that Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives and policies of the Funds as set forth in their respective Prospectuses.

         Bank Obligations. As described in its respective Prospectus, CTEMMF, CBF and CAGF may each invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by such Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, assets in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic banks and savings and loan associations, if at the time of investment the depository institution has assets in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Commercial paper in which each of the Funds, other than CGSMMF, may invest consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Such Funds will invest only in commercial paper which is rated at the time of purchase within the two highest rating groups assigned by one or more appropriate NRSROs, or if unrated, which the Adviser determines to be of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix.

         U.S. Government Obligations. CGOF and CGSMMF invest in, and TCF, CTEMMF, CBF and CAGF may invest in, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Municipal Securities. Municipal Securities which may be purchased by CTEMMF currently can be divided into two basic groups: Municipal Notes and Municipal Bonds.

         Municipal Notes generally provide capital for short-term needs and have maturities of one year or less. They include:

                  1. Project Notes. Project notes are sold through the Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. In low-income housing, proceeds from project notes are chiefly used for construction financing prior to permanent financing. In urban renewal the funds have generally been used for land acquisition and site improvements. (No new urban renewal projects are currently being undertaken as that program has been superseded by the Community Block Grant Program contained in the Housing and Community Development Act of 1974.) Project notes are issued by public bodies created under the laws of one of the states, territories or U.S. possessions and are referred to as Local Issuing Agencies. Project Notes generally range in maturity from three months to one year. While they are the primary obligations of the public housing agencies or the local urban renewal agencies which have issued them, they are also secured by the full faith and credit of the U.S. Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from project notes.

                  2. Tax Anticipation Notes. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of such governments. The notes are generally payable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

                  3. Revenue Anticipation Notes. Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the then current fiscal year.

                  4. Bond Anticipation Notes. Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes.

                  5. Construction Loan Notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association).

                  6. Tax-Exempt Commercial Paper. Tax-exempt commercial paper is issued by state and local governments and agencies thereof to finance seasonal working capital needs or in anticipation of longer term financing. The stated maturity is 365 days or less.

         Municipal Bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of one year at the time of issuance, although issues having variable interest rates with demand features may permit CTEMMF to treat them as having maturities of less than 397 days. See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION --Determination of Net Asset Value" herein and "HOW IS NET ASSET VALUE CALCULATED?" in CTEMMF's Prospectus.

                  1. General Obligation Bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

                  2. Revenue Bonds. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service reserve funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems.

                  3. Industrial Development Revenue and Private Activity Bonds. Industrial development revenue bonds and private activity bonds are usually issued by local government bodies or their authorities to provide funding for industrial facilities, privately operated housing, health care facilities, airports, docks and mass commuting facilities, certain water and sewage facilities, qualified hazardous waste facilities and high speed innercity rail facilities. Under prior law, these bonds also were issued to finance commercial facilities, sports facilities, convention and trade show facilities and pollution control facilities. Payment of principal and interest on such bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of the real and personal property financed by such bonds as security for payment.

         Legislation to restrict or eliminate the federal income tax exemption for interest on certain Municipal Securities has been enacted periodically in the recent past and additional legislation may be enacted in the future. This legislation may adversely affect the availability of Municipal Securities for CTEMMF's portfolio. If any such legislation has a materially adverse effect on CTEMMF's ability to achieve its investment objectives, CTEMMF will re-evaluate its investment objectives and submit to its shareholders for approval necessary changes in the objectives and policies of CTEMMF.

         The Municipal Securities described above represent those which CTEMMF currently expects to purchase. However, several new types of municipal bonds and notes, particularly those with shorter maturities, have been introduced in recent years and the Adviser believes that other types of municipal bonds and notes may be offered in the future. Therefore, in order to preserve maximum flexibility in seeking to attain its investment objectives, CTEMMF has determined not to limit its purchase to the types of Municipal Securities described herein, although it will purchase only municipal obligations which have the credit characteristics described herein. In addition, CTEMMF may not purchase any municipal bonds or notes having characteristics or terms that are inconsistent with the investment objectives or investment policies of CTEMMF.

         Subsequent to CTEMMF's purchase of a security, it may be assigned a lower rating or cease to be rated. In such an event the Adviser is required to promptly reassess the credit quality of such security. If such security no longer presents minimal credit risks or if the security is deemed to be an "Unrated Security" or a "Second-Tier Security," within the meaning of Rule 2a-7 of the 1940 Act, and receives a rating by any NRSRO below the second highest rating category, the Adviser is generally required to sell such security within five business days of becoming aware of such an event.

         Variable Rate Demand Municipal Securities. Variable rate demand Municipal Securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The issuer of a variable rate demand security may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The terms of the securities must provide that interest rates are adjustable at intervals ranging from weekly up to semi-annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The variable rate demand securities purchased by CTEMMF are subject to the quality characteristics for Municipal Securities described above. While these securities are expected to have maturities in excess of one year, the Adviser will determine at least monthly that such securities are of high quality. The Trustees have instructed the Adviser to exercise its right to demand payment of principal and accrued interest thereon, if a variable rate demand security held by CTEMMF no longer meets the quality standards of CTEMMF, unless, of course, the security can be sold for a greater amount in the market.

         The principal and accrued interest payable to CTEMMF on demand will be supported by an irrevocable letter of credit or comparable guarantee of a financial institution (generally a commercial bank) whose short-term taxable debt meets the quality criteria for investment by CTEMMF in Municipal Securities, except in cases where the security itself meets the credit criteria of CTEMMF without such letter of credit or comparable guarantee. Thus, although a variable rate demand security may be unrated, CTEMMF will have at all times an alternate high quality credit source to draw upon for payment with respect to such security.

         The variable rate demand securities which CTEMMF may purchase include participation interests in variable rate securities. Such participation interests will have, as part of the participation agreement between CTEMMF and the selling financial institution, a demand feature which permits CTEMMF to demand payment from the seller of the principal amount of CTEMMF's participation plus accrued interest thereon. This demand feature always will be supported by a letter of credit or comparable guarantee provided by the selling financial institution. Such financial institution will retain a service and a letter of credit fee, and a fee for issuing commitments to purchase on demand, in an amount equal to the excess of the interest paid on the variable rate security in which CTEMMF has a participation interest over the negotiated yield at which the participation interest was purchased by CTEMMF. Accordingly, CTEMMF will purchase such participation interests only when the yield to CTEMMF, net of such fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term fixed rate tax exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

         Concentration. CTEMMF may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state, (ii) Municipal Securities, the interest upon which is paid solely from revenues of similar projects and (iii) industrial development and pollution control revenue bonds which are not variable rate demand Municipal Securities, i.e., Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such Municipal Security would also affect the other Municipal Securities; for example, Municipal Securities the interest on which is paid from revenues of similar type projects or Municipal Securities whose issuers are located in the same state. Provided, however, that prior to CTEMMF's so investing its net assets CTEMMF will amend its Prospectus to disclose such practice. The District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and in CTEMMF's investment restrictions contained in its Prospectus. The identification of the "issuer" depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is supported only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole

"issuer." Similarly, in the case of an industrial development or pollution control revenue bond, if that bond is supported only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole "issuer." If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and must be separately valued.

         When-Issued and Delayed-Delivery Securities. CGOF, CGSMMF, CTEMMF and CBF may each purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, such Fund's custodian will set aside in a separate account cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, neither CGOF's, CGSMMF's, CTEMMF's nor CBF's commitments to purchase "when-issued" or "delayed-delivery" securities will exceed 25% of the value of its assets.

         When such a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in that Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. CGOF, CGSMMF, CTEMMF and CBF will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

         Mortgage-related Securities. CBF may, consistent with its investment objectives and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. CBF may, in addition, invest in mortgage-related securities issued by nongovernmental entities; provided, however, that to the extent CBF purchases mortgage-related securities from such issuers which may, solely for purposes of Section 12 of the 1940 Act, be deemed to be investment companies, CBF's investment in such securities will be subject to the limitations on its investment in investment company securities set forth below in its investment restrictions.

         Mortgage-related securities, for purposes of CBF's Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If CBF purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to CBF. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return CBF will receive when these amounts are reinvested.

         CBF may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the four highest bond rating categories assigned by an appropriate NRSRO or, if unrated, which the Adviser deems to present attractive opportunities and are of comparable quality.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Other Asset-Backed Securities. CBF may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARS) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDS). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

         Such securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage backed securities will be purchased by CBF only when rated in one of the four highest rating categories by an appropriate NRSRO at the time of purchase.

         The development of these asset-backed securities is at an early state compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organization and non-mortgage backed securities is not as well developed. The Adviser will limit purchases of asset-backed securities to securities that are deemed to be readily marketable by the Adviser at the time of purchase.

         Asset-backed securities held by CBF arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

         The estimated life of an asset-backed security may vary with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be a function of current market interest rates and other economic and demographic factors. Since prepayment experience can vary, asset-backed securities may be a less effective vehicle for locking in high long-term yields.

         Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which TCF, CGOF, CBF and CAGF may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

         Income Participation Loans. CBF may make or acquire participation in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

         Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by CBF may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to CBF's 15% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Group's Board of Trustees will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

         CBF will purchase income participation loans only if such instruments are, in the opinion of the Adviser, of comparable quality to securities rated within the four highest rating groups assigned by an applicable NRSRO.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. CTEMMF is permitted to enter into reverse repurchase agreements for temporary or emergency non-investment purposes in an amount not exceeding (together with other borrowings) 5% of the value of CTEMMF's assets at the time of entering into the agreement. CTEMMF, however, has not entered into such agreements in the past and does not intend to enter into such agreements in the foreseeable future.

         Foreign Investment. Investment in foreign securities, including ADRs, is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies.

         In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         TCF, CBF and CAGF will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         Options Trading. Each of TCF, CGOF, CBF and CAGF may purchase put and call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         TCF, CBF, CAGF and CGOF may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Medium-Grade Debt Securities. As stated in the Prospectuses for CBF and CAGF, CBF and CAGF may invest in securities within the four highest rating groups assigned by an appropriate NRSRO (e.g. S&P and Moody's), including securities rated BBB by S&P or Baa by Moody's or, if unrated, judged by the Adviser to be of comparable quality ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which CBF and CAGF may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

         Futures Contracts. As discussed in the Prospectuses of the TCF, CGOF, CBF and CAGF, each of those Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner.

Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

Investment Restrictions

         Each Fund's investment objectives are fundamental policies and as such may not be changed without a vote of the holders of a majority of that Fund's outstanding Shares. In addition, the following investment restrictions of the Funds may be changed only by a vote of a majority of the outstanding Shares of a Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information).

         In addition to the investment restrictions set forth in their respective Prospectuses, each of TCF, CGOF, CBF and CAGF may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); or

         4. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         In addition, CGOF may not:

         1. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; or

         2. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging or hypothecating may not exceed 5% of the Fund's assets, valued at cost and except that the deposit of assets in escrow in connection with writing covered call options will not be deemed to be the mortgage, pledge, hypothecation or transfer of assets as security described above.

         CGSMMF will not:

         1. Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted for temporary or emergency non-investment purposes, the Trust may pledge securities having a market value at the time of pledge not exceeding 15% of its total assets (so long as certain state law restrictions are applicable, the market value of securities subject to any such pledge will not exceed 10% of the market value of the Trust's total assets);

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell real estate or real estate mortgage loans;

         4. Purchase commodities or commodities contracts;

         5. Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs; or

         6. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

         CTEMMF will not:

         1. Pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings it may pledge securities having a market value at the time of pledge not exceeding 15% of the Trust's total assets; provided, however, so long as certain state law restrictions are applicable, the market value of securities subject to any such pledge will not exceed 10% of the market value of the Trust's total assets;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell real estate, although the Trust may invest in Municipal Securities or temporary investments secured by interests in real estate;

         4. Purchase or sell commodities or commodity contracts;

         5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

         6. Write, purchase or sell put or call options, except to the extent that securities subject to a demand obligation or stand- by commitment may be acquired;

         7. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; or

         8. Purchase securities which are not Municipal Securities and the income from which is subject to federal income tax, if such purchase would cause more than 20% of the Trust's total assets to be invested in such securities.

         The following additional investment restrictions may be changed without the majority vote of the outstanding Shares of any of the Funds. Each Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom;

         2. Engage in any short sales;

         3. Invest more than 15% of the Fund's total assets in securities which are restricted as to disposition; or

         4. Purchase or retain securities of any issuer if the officers and trustees of the Group and the officers and directors of its investment adviser, who each owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

         In addition, each of TCF, CBF and CAGF has the following nonfundamental investment restrictions: each such Fund may not (1) mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets, (2) purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction), or (3) invest more than 10% of the Fund's total assets in securities of issuers which, together with any predecessors, have a record of less than three years' continuous operation.

         If a percentage restriction or requirement set forth above is met at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not be considered a violation of the policy. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation in its non-fundamental policy as set forth in its Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.


         Because CGSMMF and CTEMMF intend to invest entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to each of CGSMMF and CTEMMF is expected to be zero percent for regulatory purposes. For each of the other Funds, the portfolio turnover rates for the fiscal years ended September 30, 1997 and 1996 were as follows:

                         Fiscal Year Ended September 30,

Fund                                 1997                                  1996
----                                 ----                                  ----
TCF                                  12.73%                              57.93%(1)

CGOF                                 34.53%                              33.58%(1)

CBF                                  61.23%                              18.34%

CAGF                                 34.43%                              48.60%

-----------


(1) Includes periods prior to the effective date of the Reorganization.

         For such Funds, the portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                             MANAGEMENT OF THE GROUP

         The trustees and officers of the Group, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each trustee who is an "interested person" of the Group, as that term is defined in the 1940 Act, is indicated by an asterisk.


Name, Business                Position(s) Held         Principal Occupation(s)
Address and Age                with the Group           During Past 5 Years
---------------               ----------------         -----------------------

*H. Keith Allen               Chairman and             Chief Operating Officer,
155 East Broad Street         Trustee, Member of       Secretary, Treasurer and
Columbus, Ohio 43215          Executive,               a Director of The Ohio
Age: 56                       Nominating and           Company (investment
                              Investment Com-          banking); formerly Senior
                              mittees                  Executive Vice President
                                                       of The Ohio Company.

Gordon B. Carson              Trustee, Member of       Principal, Whitfield
5413 Gardenbrook Drive        Executive and            Robert Associates (con-
Midland, Michigan 48642       Contract Committees      struction consulting
Age: 86                                                firm).

Michael J. Knilans            Trustee, Member of       From November, 1989 to
1119 Kingsdale Terrace        Executive and            August, 1995, Member of
Columbus, Ohio 43220          Contract Committees      the Ohio Bureau of
Age: 70                                                Workers' Compensation and
                                                       Chairman from 1992
                                                       through August, 1995.

James I. Luck                 Trustee                  President, The Columbus
1234 East Broad Street                                 Foundation (philanthropic
Columbus, Ohio 43205                                   public foundation).
Age: 52

David L. Nelson               Trustee, Member of       Chairman of the Board of
295 Whispering Way            Audit and Nominat-       Directors of Herman
Holland, Michigan             ing Committees           Miller, Inc. (furniture
49424-6635                                             manufacturer); former
Age: 67                                                Vice President, Customer
                                                       Support, Americas Region,
                                                       and Vice President,
                                                       Customer Satisfaction,
                                                       Industry Segment, of Asea
                                                       Brown Boveri, Inc. (de-
                                                       signer and manufacturer
                                                       of process automation
                                                       systems for basic indus-
                                                       tries).


*C. A. Peterson               Trustee and Member of    Chartered Financial
150 E. Wilson Bridge Rd.      Contract Committee       Analyst, former Senior
Suite 230                                              Executive Vice President
Worthington, Ohio 43085                                and Director of The Ohio
Age: 71                                                Company (investment
                                                       banking).

Lawrence H. Rogers II         Trustee and Member of    Self-employed author;
4600 Drake Road               Audit Committee          former Vice Chairman,
Cincinnati, Ohio 45243                                 Motor Sports Enterprises,
Age: 76                                                Inc.

*Frank W. Siegel              President and            Chartered Financial
155 East Broad Street         Trustee, Member of       Analyst and Senior Vice
Columbus, Ohio 43215          Executive and            President, The Ohio
Age: 45                       Nominating Commit-       Company (investment
                              tees                     banking); former Vice
                                                       President, Keystone Group
                                                       (mutual fund
                                                       management/adminis-
                                                       tration); former Senior
                                                       Vice President, Trust
                                                       Advisory Group (mutual
                                                       fund consulting).

Joseph H. Stegmayer           Trustee, Member of       President of Champion
724 Hampton Roads Dr.         Audit and Nomi-          Homes, Inc. (manufactured
Knoxville, TN 37922-4071      nating Committees        homes); former President
Age: 46                                                and a Director of Clayton
                                                       Homes, Inc. (manufactured
                                                       homes); former Vice
                                                       President, Treasurer,
                                                       Chief Financial Officer
                                                       and a Director of
                                                       Worthington Industries,
                                                       Inc. (specialty steel and
                                                       plastics manufacturer).

Karen J. Hipsher              Secretary                Executive Secretary, The
155 East Broad Street                                  Ohio Company (investment
Columbus, Ohio 43215                                   banking).
Age: 52

James M. Schrack II           Treasurer                Vice President of The
155 East Broad Street                                  Ohio Company (investment
Columbus, Ohio 43215                                   banking).
Age: 39

Anthony W. Howard             Assistant                Employee of The Ohio
155 East Broad Street         Treasurer                Company (investment
Columbus, Ohio 43215                                   banking).
Age: 33

        As of January 22, 1998, all trustees and officers of the Group as a group owned fewer than one percent of the Shares of each Fund then outstanding.


        Pursuant to the ultimate authority of the Board of Trustees of the Group, the Executive Committee is responsible for the general management of the affairs of the Group. This Committee's actions are reported to and reviewed by the Board of Trustees.

        Messrs. Allen and Siegel are President, Secretary and a director, and Vice President and a director, respectively, of the Adviser, and Mr. Schrack is a Vice President of the Adviser. The compensation of trustees and officers of the Group who are employed by The Ohio Company is paid by The Ohio Company. Trustees' fees plus expenses are paid by the Group, except that Messrs. Allen and Siegel receive no fees from the Group.

         The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended September 30, 1997. The Group has no pension or retirement plans.

                               COMPENSATION TABLE


                                          Aggregate                            Total Compensation
Name and Position                         Compensation                         From the Group and
With the Group*                           From the Group                       the Fund Complex**
---------------                           --------------                       ------------------
H. Keith Allen                                 $     0                               $     0
Chairman, Trustee and
Member of Executive,
Nominating and
Investment Committees

Gordon B. Carson                               $ 7,500                               $ 7,500
Trustee and Member of
Executive and Contract
Committees

Michael J. Knilans                             $12,500                               $12,500
Trustee and Member of
Executive and Contract
Committees

James I. Luck                                  $12,500                               $12,500
Trustee

David L. Nelson                                $10,500                              $10,500
Trustee and Member of
Audit and Nominating
Committees

C.A. Peterson                                  $12,500                              $12,500
Trustee and Member of
Contract Committee

Lawrence H. Rogers, II                         $13,000                              $13,000
Trustee and Member of
Audit Committee

Frank W. Siegel                                $     0                              $     0
Trustee, President and
Member of Executive and
Nominating Committees

Joseph H. Stegmayer                            $13,500                              $13,500
Trustee and Member of
Audit and Nominating
Committees

----------------

        *During the fiscal year ended September 30, 1997, John B. Gerlach served as a trustee of the Group but no longer does so as of the date hereof. During the fiscal year ended September 30, 1997, Mr. Gerlach received $8,000 compensation from the Group and $8,000 compensation from the Fund Complex for his service as a trustee.


        **For purposes of this Table, Fund Complex means one or more mutual funds, including the Group, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

                       PRINCIPAL SHAREHOLDERS OF THE GROUP


        As of January 22, 1998, the following are the only persons known to the Group who own 5% or more of any of the Funds' shares:

                                Name and Address of 5%
Fund                           or more Beneficial Owner                                     Percentage Owned
----                           ------------------------                                     ----------------
TCF                              The Ohio Company(1)                                              74.49%
(Institutional                   155 East Broad Street
Shares)                          Columbus, Ohio 43215

CBF                              The Ohio Company(1)                                              92.76%
(Institutional                   155 East Broad Street
Shares)                          Columbus, Ohio 43215

CAGF                             The Ohio Company(1)                                              91.39%
(Institutional                   155 East Broad Street
Shares)                          Columbus, Ohio 43215

COGF                             The Ohio Company(1)                                              76.59%
(Institutional                   155 East Broad Street
Shares)                          Columbus, Ohio 43215


-------------

(1) Either directly, indirectly through the Adviser, or in its capacity as a trustee of certain plans or trusts.


         There were no other persons known to the Group to be the beneficial owner of 5% or more of any other Fund's Investor Shares or Institutional Shares or of the total number of the Group's Shares outstanding as of January 22, 1998.


                                   THE ADVISER

        The Group has entered into an Investment Advisory and Management Agreement dated as of June 18, 1993, as amended January 10, 1996 (the "Investment Advisory Agreement"), with Cardinal Management Corp. (the "Adviser"). Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory and management services as described in the Prospectuses of the Funds. As compensation for such services, facilities and expenses, the Adviser receives a fee (1) from each of CGOF, CGSMMF and CTEMMF, computed and accrued daily and paid monthly, based on an annual rate of .50% of the daily net asset value of that Fund; (2) from TCF, computed and accrued daily and paid monthly, based on an annual rate of 0.60% of the daily net asset value of TCF; and (3) from each of CBF and CAGF, computed and accrued daily and paid monthly, based on an annual rate of .75% of the daily net asset value of that Fund.

        Prior to the effective date of the Reorganization, the Adviser provided investment advisory and management services to Cardinal Government Obligations Fund, CGST and CTEMT and received a fee at the same annual rate for such services as described above for CGOF, CGSMMF and CTEMMF, respectively. The Ohio Company, prior to the effective date of the Reorganization, provided investment advisory services to TCFI, and received a fee for such services based on an annual rate of .50% of the daily net value of such Fund.

         For the fiscal years ended September 30, 1997, 1996, and 1995, the investment advisory fees incurred by each of the Funds (including their respective predecessors prior to the Reorganization) were as follows:

                   Fees Incurred for Year Ended September 30,

Fund             1997                           1996                        1995
----             ----                           ----                        ----
TCF           $1,563,425                     $1,247,921                  $1,158,534

CGOF             654,206                        715,946                     783,803

CGSMMF         2,583,453                      2,407,624                   2,031,367

CTEMMF           326,321                        337,669                     344,000

CBF              112,981                        109,021                     101,585

CAGF              85,746                         74,235                      71,508


         The Adviser is a wholly owned subsidiary of The Ohio Company, an investment banking firm organized in 1925. Descendants of H. P. and R. F. Wolfe, deceased, and members of their families, through their possession of a majority of the voting stock, may be considered controlling persons of The Ohio Company.
H. Keith Allen is an officer and director of The Ohio Company. Frank W. Siegel and James M. Schrack II are each officers of The Ohio Company.

        Unless sooner terminated, the Investment Advisory Agreement with respect to a Fund continues for successive one-year periods ending June 18 of each year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" below), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

        The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of the

Adviser in the performance of its duties, or from negligent disregard by the Adviser of its duties and obligations thereunder.


        On December 22, 1997, The Ohio Company, Fifth Third Bankcorp., and its wholly owned subsidiary, Fifth Third M Corp., entered into an Agreement and Plan of Merger pursuant to which The Ohio Company will be acquired by Fifth Third M Corp. The acquisition is subject to a number of conditions, including the approval by Trustees and shareholders of the Group of a "new" investment advisory and management agreement with Adviser, identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser, to become effective on the effective date of The Ohio Company's acquisition. On such effective date, it also expected that the Group will have entered into an underwriting agreement with a new principal underwriter. In addition, it is expected that Fountain Square Funds, a regulated investment company with net assets of approximately $3.1 billion as of December 31, 1997, advised by Fifth Third Bank, a subsidiary of Fifth Third Bankcorp., will propose the combination of the Group and Fountain Square Funds in a transaction which, if approved by the Group's Trustees, would be submitted to the Group's shareholders for consideration and approval.

        On January 16, 1998, the Board of Trustees of the Group approved such a new investment advisory and management agreement and have called a Special Meeting of Shareholders to be held in March 1998 to vote on such agreement.



                             PORTFOLIO TRANSACTIONS

        Pursuant to the Investment Advisory Agreement, the Adviser, subject to the policies established by the Board of Trustees of the Group and in accordance with the Funds' investment restrictions and policies, is responsible for each Fund's portfolio decisions and the placing of the Funds' portfolio transactions. Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which such portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.


         For the fiscal years ended September 30, 1997, 1996, and 1995 the brokerage fees incurred by each of TCF (including its predecessor, TCFI, prior to the Reorganization), CBF and CAGF are set forth in the following table. None of those commissions were paid to The Ohio Company, and during such periods, none of CGOF, CGSMMF or CTEMMF (nor any of their predecessors prior to the Reorganization) incurred any brokerage commissions.

                         Brokerage Commissions Incurred
                          for Year Ended September 30,

Fund                1997                 1996                  1995
----                ----                 ----                  ----
TCF               $312,417             $382,627              $215,180

CBF                 12,560                8,670                20,490

CAGF                21,574               19,440                22,011


        In executing such transactions, the Adviser seeks to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, a Fund will not necessarily be paying the lowest commission or spread available.

        The Adviser may consider provision of research, statistical and other information to the Group, a Fund or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for a Fund so long as the Adviser's ability to obtain the best net results for portfolio transactions of that Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to a Fund. Although this information is useful to a Fund and the Adviser, except as described below, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Investment Advisory Agreement. The Group is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.


        During the fiscal year ended September 30, 1997, the Group had authorized the Adviser to place brokerage transactions through Pershing and Company, a division of Donaldson, Lufkin & Jenrette, in return for Lipper Data information prepared for the Group's Trustees relating to information on fees and expenses of other mutual funds. Such brokerage transactions are subject to the requirements as to execution and price described above. However, Lipper Data for the Group is no longer acquired in this manner.

        Investment decisions for a Fund are made independently from those for another Fund of the Group or any other investment company or account managed by the Adviser. Any such other Funds, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of one Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other Fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by that Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Group, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.


        During the fiscal year ended September 30, 1997, each of the Funds except CTEMMF held securities of one or more of the following brokers or dealers (or companies affiliated with such brokers or dealers), each of which is a regular broker or dealer of the Group as defined in Rule 10b-1 of the 1940
Act: Paine Webber Inc., Smith Barney Shearson, Hambrecht & Quist Group Inc., Daiwa Securities America Inc., The Nikko Securities Co., Intl., Inc., Merrill Lynch Government Securities Inc., The Fifth Third Bank, and AG Edwards, Inc. As of September 30, 1997, CGSMMF was a party to a $22,000,000 repurchase agreement with Merrill Lynch Government Securities Inc., a $12,000,000 repurchase agreement with The Nikko Securities Co., Intl., Inc., a $7,000,000 repurchase agreement with Paine Webber Inc., and a $39,000,000 repurchase agreement with Smith Barney Shearson; TCF was a party to a $1,206,000 repurchase agreement with The Fifth Third Bank and an $18,700,000 repurchase agreement with Paine Webber Inc; CAGF was a party to a $214,000 repurchase agreement with The Fifth Third Bank; CBF was a party to a $778,000 repurchase agreement with The Fifth Third Bank; and CGOF was a party to a $2,402,000 repurchase agreement with The Fifth Third Bank. In addition, as of September 30, 1997, CAGF owned common stock of AG Edwards, Inc. and Paine Webber Group valued at $51,000 and $70,000, respectively, and CBF owned common stock of Traveler's Group valued at $182,000.



         Pursuant to the Investment Advisory Agreement, the Adviser also serves as general manager and administrator to each of the Funds. The Adviser assists in supervising all operations of each Fund (other than those performed by The Fifth Third Bank under the Custodian and Fund Accounting and Services Agreements and by the Adviser under the Transfer Agency Agreement).


        The Adviser has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by each Fund and file all of a Fund's federal and state tax returns and required tax filings other than those required to be made by each Fund's custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of each Fund's operations.

                           TRANSFER AND DIVIDEND AGENT

        The Group has entered into a Transfer Agency Agreement dated as of January 22, 1997 (the "Transfer Agency Agreement") with the Transfer Agent, pursuant to which the Transfer Agent has agreed to act as the transfer agent and dividend disbursing agent for each Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Group on the shareholder files and records; processing dividend payments and reinvestment; and assistance in the mailing of shareholder reports and proxy solicitation materials. In consideration of such services each Fund has agreed to pay the Transfer Agent monthly an annual fee equal to $18 (for TCF, CBF and CAGF) or $21 (for CGOF, CGSMMF and CTEMMF) per shareholder account plus out-of-pocket expenses.

        In addition, pursuant to a Transfer Agency and Fund Accounting Agreement dated as of June 18, 1993, as amended as of January 10, 1996 (the "Transfer Agency and Fund Accounting Agreement"), with the Transfer Agent, the Transfer Agent provided certain fund accounting services to each of the Funds until January 22, 1997, when the Group entered into a new Fund Accounting and Services Agreement (described below) with The Fifth Third Bank. Such fund accounting services included maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's custodian, affirmation to that Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund. In consideration for such services, each Fund agreed to pay the Transfer Agent a fee, computed daily and paid periodically at an annual rate of
 .03% of such Fund's average daily net assets of up to $100 million and .01% of such Fund's average daily net assets in excess of $100 million.

        For the fiscal years ended September 30, 1997, 1996, and 1995, the fees and expenses incurred by each of the Funds (including their respective predecessors prior to the Reorganization) for transfer agency and fund accounting services provided by the Transfer Agent under the Transfer Agency Agreement and the Transfer Agency and Fund Accounting Agreement were as follows:

                                  Year Ended September 30,

Fund                1997                     1996                    1995
----                ----                     ----                    ----
TCF               $222,167                  $241,047               $255,882(1)

CGOF               139,470                   191,505                215,273

CGSMMF           1,261,339                 1,060,106                895,470

CTEMMF              83,219                    92,904                 79,777

CBF                 22,479                    27,697                 25,950

CAGF                24,978                    27,955                 25,079

---------------


(1) TCFI, as predecessor to TCF, did not incur any fund accounting fees.

                                 FUND ACCOUNTANT


        The Group has entered into a Fund Accounting and Services Agreement dated as of January 22, 1997 (the "Fund Accounting Agreement") with The Fifth Third Bank, pursuant to which The Fifth Third Bank has agreed to provide fund accounting and other services to each of the Funds. Such services include but are not limited to maintaining accounting books and records for each Fund, recording investment, capital share, and income and expense activities of each Fund, maintaining individual ledgers for the investment securities of each Fund, reconciling cash and investment balances with each Fund's custodian, preparing financial statements for each Fund, preparing the Group's federal and state tax returns, assisting in the preparation of the Group's annual and semi-annual reports to shareholders, registration statements, and other documents required to be filed with the Securities and Exchange Commission, obtaining daily market quotations from independent pricing services for the securities portfolio of each Fund (other than the money market Funds), and calculating the daily net asset value per share for each class of shares within a Fund.

        In consideration for the services provided by The Fifth Third Bank under the Fund Accounting Agreement, each Fund has agreed to pay The Fifth Third Bank an annual fee, calculated daily and paid monthly, at an annual rate of 0.03% of the first $100 million of such Fund's average daily net assets, 0.02% of the next $100 million of such Fund's average daily net assets, and 0.01% of such Fund's average daily net assets in excess of $200 million. At a minimum, however, each Fund is required to pay The Fifth Third Bank $2,500 per month. In addition, each Fund is required to pay an annual fee of $7,000 for each additional class of shares and to pay a $500 monthly surcharge if more than 10% of its securities portfolio consists of international securities.

        For the fiscal year ended September 30, 1997, the fees and expenses incurred by each of the Funds under the Fund Accounting Agreement were as follows:

           Fund                  Year Ended September 30, 1997
           ----                  -----------------------------
           TCF                              $24,140

           CGOF                              37,225

          CGSMMF                             47,124

          CTEMMF                             13,040

           CBF                               10,230

           CAGF                              16,412


                          ADMINISTRATIVE SERVICES PLAN

        As described in the Prospectuses of TCF, CGOF, CBF and CAGF with respect to their Institutional Shares, the Group has also adopted an Administrative Services Plan with respect to Institutional Shares (the "Services Plan") under which each such Fund is authorized to pay banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions which serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Institutional Shares in a Fund. Payments to such Financial Institutions are made pursuant to Servicing Agreements between the Group and the Financial Institution. The Services Plan authorizes each of TCF, CGOF, CBF and CAGF to make payments to Service Organizations in an amount, on an annual basis, of up to 0.15% of the average daily net asset value of the Institutional Shares that Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.


        As authorized by the Services Plan, the Group has entered into a Servicing Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain administrative support services in connection with Institutional Shares of the Funds owned of record or beneficially by its customers for whom The Ohio Company serves as a fiduciary. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Institutional Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by The Ohio Company; (v) providing sub-accounting with respect to the Institutional Shares beneficially owned by The Ohio Company's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Institutional Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of each of TCF, CGOF, CBF and CAGF, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .15% of the average aggregate net asset value of Institutional Shares of that Fund held during the period by customers for whom The Ohio Company has provided services under the Servicing Agreement. For the fiscal year ended September 30, 1997, amounts paid to The Ohio Company under the Servicing Agreement on behalf of TCF, CGOF, CBF, and CAGF were $28,412, $5,877, $2,021, and $4,031, respectively.


                                 THE DISTRIBUTOR

        The Ohio Company serves as agent for the Funds in the distribution of their Shares pursuant to a Distribution Agreement dated June 18, 1993, as amended as of January 2, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement remains in effect for successive annual periods ending on June 18 if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Group, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

        In its capacity as Distributor, The Ohio Company solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation from the Group under the Distribution Agreement, but may receive compensation under the Distribution and Shareholder Service Plan described below with respect to sales of Investor Shares of TCF, CGOF, CBF and CAGF and retain all or a portion of the sales charges with respect to its sales of Shares of TCF, CGOF, CBF and CAGF.


        For the fiscal years ended September 30, 1997, 1996, and 1995, commissions paid to The Ohio Company with respect to the sale of Shares of TCF, CGOF (and their respective predecessors), CBF and CAGF, after discounts to dealers, were $1,144,205 (Investor Shares only), $377,963, and $439,190, respectively.


        As described in the Prospectus, the Group has adopted a Distribution and Shareholder Service Plan with respect to Investor Shares (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act under which each of TCF, CGOF, CBF and CAGF (collectively, the "12b-1 Funds" and individually a "12b-1 Fund") is authorized to pay The Ohio Company, with respect to such Fund's Investor Shares, for payments The Ohio Company makes to broker-dealers, including The Ohio Company, banks and other institutions (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution or shareholder service assistance or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Payments to such Participating Organizations may be made pursuant to agreements entered into with The Ohio Company. The 12b-1 Plan authorizes each 12b-1 Fund to make payments to The Ohio Company in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Investor Shares of that 12b-1 Fund.

        As required by Rule 12b-1, the 12b-1 Plan was approved by the initial sole shareholder of each 12b-1 Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of that 12b-1 Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan (the "Independent Trustees"). The 12b-1 Plan may be terminated as to a 12b-1 Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Investor Shares of that 12b-1 Fund. Any change in the 12b-1 Plan that would materially increase the distribution cost to a 12b-1 Fund requires Investor shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The 12b-1 Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the 12b-1 Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the 12b-1 Plan with respect to a 12b-1 Fund may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Investor Shares of such 12b-1 Fund.

        The 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the 12b-1 Plan should be implemented or continued. In addition the Trustees in approving the 12b-1 Plan must determine that there is a reasonable likelihood that the 12b-1 Plan will benefit the 12b-1 Funds and their Investor Shareholders.

        The Board of Trustees of the Group believes that the 12b-1 Plan is in the best interests of the 12b-1 Funds since it encourages Fund growth and retention of Fund assets. As a 12b-1 Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.


        As authorized by the 12b-1 Plan, the Group has entered into a Rule 12b-1 Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Investor Shares of a 12b-1 Fund purchased and held by The Ohio Company for the accounts of its customers and Investor Shares of a 12b-1 Fund purchased and held by customers of The Ohio Company directly, including, but not limited to, answering Shareholder questions concerning the 12b-1 Funds, providing information to Shareholders on their investments in the 12b-1 Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group, on behalf of each 12b-1 Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Investor Shares of that 12b-1 Fund held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. For the fiscal year ended September 30, 1997, fees earned by The Ohio Company under this Rule 12b-1 Agreement prior to any fee waiver, with respect to CBF were $43,215, with respect to CAGF were $33,069, with respect to TCF were $756,425, and, with respect to CGOF, were $391,397. The Ohio Company waived all such fees earned during the period from October 1, 1996 through December 31, 1996. The amount of fees waived during this period was as follows: $9,478, with respect to CBF; $5,962, with respect to CAGF; $147,315, with respect to TCF; and $83,627 with respect to CGOF. Payments made under the 12b-1 Plan by a 12b-1 Fund are borne solely by the Investor Shareholders of that Fund.


        In addition, The Ohio Company may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain Shareholder services including, but not limited to, those discussed above.

                                    CUSTODIAN

        The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated June 18, 1993, as amended as of January 10, 1996. In such capacity the custodian will hold or arrange for the holding of all portfolio securities and other assets of the Funds.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS


        Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215, is counsel to the Group and will pass upon the legality of the Shares offered thereby. The Group has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Funds. The financial statements of the Funds included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        As of January 2, 1997, the Board of Trustees of the Group reclassified the issued and outstanding Shares of TCF, CGOF, CBF and CAGF as Investor A Shares, otherwise known as Investor Shares. The Board of Trustees also authorized the issuance of Investor Y Shares, otherwise referred to as Institutional Shares. Investor Shares and Institutional Shares of a Fund represent the same interest in the underlying portfolio securities of that Fund and are subject to the same expenses and fees, except that Investor Shares are sold subject to a front-end sales charge and subject to fees payable under the Rule 12b-1 Plan described above. Institutional Shares are sold at net asset value without any front-end sales charge and are not subject to a Rule 12b-1 fee but are subject to fees payable under the Administrative Services Plan described above.

        The Funds' Shares are sold on a continuous basis through The Ohio Company, principal underwriter of the Funds' Shares, at its address and number set forth on the cover page of this Statement of Additional Information. Investor Shares of each of TCF, CGOF, CBF and CAGF and shares of CGSMMF and CTEMMF may also be purchased through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company. Institutional Shares of TCF, CGOF, CBF and CAGF, may also be purchased at net asset value through procedures established by The Ohio Company in connection with the requirements of accounts for which banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions").

        Based upon the value of TCF's portfolio securities and other assets and the number of outstanding shares as of the fiscal year ended September 30, 1997, the net asset values and redemption prices per Investor A Share and Investor Y Share were $16.65 and $16.64, respectively. The total offering price per Investor A Share was $17.43 per share (net asset value / .9550, assuming the then current maximum sales charge of 4.5% of the offering price); the total offering price per Investor Y Share was $16.64 (no sales charge is imposed on the purchase of Investor Y Shares).

        Based upon the value of CGOF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal period ended September 30, 1997, the net asset values and redemption prices per Investor A Share and Investor Y Share were each $8.20. The total offering price per Investor A Share was $8.59 per share (net asset value / .9550, assuming the then current maximum sales charge of 4.50% of the offering price); the total offering price per Investor Y Share was $8.20 (no sales charge is imposed on the purchase of Investor Y Shares).

        Based upon the value of CBF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal period ended September 30, 1997, the net asset values and redemption prices per Investor A Share and Investor Y Share were each $13.23. The total offering price per Investor A Share was $13.85 per share (net asset value / .955, assuming the then current maximum sales charge of 4.50% of the offering price); the total offering price per Investor Y Share was $13.23 (no sales charge is imposed on the purchase of Investor Y Shares).

        Based upon the value of CAGF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal period ended September 30, 1997, the net asset values and redemption prices per Investor A Share and Investor Y Share were $14.70 and $14.71, respectively. The total offering price per Investor A Share was $15.39 per share (net asset value / .955, assuming the then current maximum sales charge of 4.50% of the offering price); the total offering price per Investor Y Share was $14.71 (no sales charge is imposed on the purchase of Investor Y Shares).


        The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

        Use of the check-writing redemption procedure by shareholders of CGSMMF and CTEMMF will be subject to the rules and regulations of The Fifth Third Bank (the "Bank") governing checking accounts. Neither the Bank nor the Group shall incur any liability to a participating shareholder under this procedure for not honoring a check that exceeds the value of Shares in a shareholder's account, for honoring checks properly drafted, for effecting redemptions pursuant to payment thereof or for returning checks not accepted for payment. This procedure may be terminated at any time by the Group, the Bank or the participating shareholder. A shareholder participating in the check-writing redemption procedure has not established a checking or other account with the Bank for the purposes of Federal Deposit Insurance or otherwise.

Determination of Net Asset Value

        The Group values the portfolio securities of CGSMMF and CTEMMF (collectively, the "Money Market Funds" and individually a "Money Market Fund") using the amortized cost valuation method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Money Market Funds' shareholders in the daily dividend, the value of a Money Market Fund's assets, and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of a Money Market Fund's securities, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the securities. During such periods, the yield on Shares of the Money Market Fund may differ somewhat from that obtained in a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. For example, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Money Market Fund would receive less investment income.

        The valuation of the Money Market Funds' portfolio securities based upon their amortized cost and the maintenance of the Money Market Funds' per share net asset value of $1.00 is permitted based on the Money Market Funds' adherence to certain conditions, including maintaining a dollar-weighted average portfolio maturity of 90 days or less and purchasing only portfolio securities having remaining maturities of 397 days or less. The Board of Trustees has also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Funds' net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Money Market Funds' portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate to determine whether the Money Market Funds' net asset value calculated by using available market quotations deviates from $1.00 per Share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. These procedures also include a review by the Adviser in accordance with policies established by the Board of Trustees not less frequently than monthly of the quality of certain

Municipal Securities having variable interest rates and demand features that permit CTEMMF to calculate the maturity of such obligations to a point in time prior to their stated maturity. In the event the Board of Trustees determines that deviation in net asset value exists, the Board of Trustees will take such corrective action as it deems necessary and appropriate, which action might include redemption of Shares in kind, selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, reduction of the number of Shares outstanding (i.e. the declaration of a negative dividend) or establishing a net asset value per share by using available market quotations.

                                      TAXES


        General. Each Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities, or currencies; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.


        A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, such Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

        Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

        It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.


        Distribution by a Fund of the excess of net mid-term or long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.


        Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.


        Long-term capital gains of individuals are subject to a maximum tax rate of 20% (or 10% for individuals in the 15% ordinary income tax bracket). Mid-term capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on mid-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years. The holding period for mid-term capital gains is more than one year but not more than eighteen months; the holding period for long-term capital gains is more than eighteen months.


        Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

        Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

        Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction.

        A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of interest or dividends.

        Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Specific Information Regarding CTEMMF. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by CTEMMF that is derived from interest received by CTEMMF that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of CTEMMF's taxable year. The percentage of the total dividends paid by CTEMMF during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Exempt-interest dividends shall be treated by CTEMMF's shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder is a "substantial user" or a "related person" to such user under Section 147(a) of the Code with respect to any of the Municipal Securities held by CTEMMF. If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share shall be disallowed to the extent of the amount of such exempt-interest dividend.

        In general, interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares of CTEMMF is not de-ductible for federal income tax purposes if CTEMMF distributes exempt-interest dividends during the shareholder's taxable year. A shareholder of CTEMMF that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry Shares of CTEMMF if CTEMMF distributes exempt-interest dividends during the shareholder's taxable year (except that 80% in the case of interest expense attributable to tax-exempt obligations acquired after December 31, 1982, and prior to August 7, 1986 may be deducted). Certain federal income tax deductions of property and casualty insurance companies holding Shares of CTEMMF and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by shareholders of CTEMMF.

        In the unlikely event CTEMMF realizes long-term capital gains, CTEMMF intends to distribute any realized net long-term capital gains annually. If CTEMMF distributes such gains, CTEMMF will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held the Shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by CTEMMF to the shareholders not later than sixty days after the close of CTEMMF's taxable year. It should be noted, however, that capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Net capital gains are the excess of net long-term capital gains over net short-term capital losses. Any net short-term capital gains are taxed at ordinary income tax rates. If a shareholder receives a capital gain dividend with respect to any Share and then sells the Share before he has held it for more than six months, any loss on the sale of the Share is treated as long-term capital loss to the extent of the capital gain dividend received.

        Interest earned by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from CTEMMF will also be treated as tax preference items in computing the alternative minimum tax to the extent that distributions by CTEMMF are attributable to such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings and profits over pre-book alternative minimum taxable income. Adjusted current earnings and profits would include exempt-interest dividends distributed by CTEMMF to corporate shareholders.

        For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income," which would include a portion of the exempt-interest dividends distributed by CTEMMF to such corporation, and exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

        Distributions of exempt-interest dividends by CTEMMF may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. CTEMMF will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by CTEMMF during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                             ADDITIONAL INFORMATION

Description of Shares

        The Group is an Ohio business trust. The Group was organized on March 23, 1993, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on March 23, 1993. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Group presently has six series of Shares, which represent interests in each series of the Group. The Shares of each of the Funds of the Group, other than the Money Market Funds, are divided into four separate classes: Investor A Shares, Investor B Shares, Investor C Shares and Investor Y Shares, which are otherwise referred to as Institutional Shares, although currently Investor B and C Shares are not being offered. Shares of the Money Market Funds are being offered only in one class. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

        Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the respective Prospectus and this Statement of Additional Information, a Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution.

        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the Investment Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

Vote of a Majority of the Outstanding Shares

        As used in the Prospectuses and this Statement of Additional Information, "vote of a majority of the outstanding Shares" of the Group or a Fund, means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Group or that Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Group or that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Group or such Fund.

Miscellaneous

        Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote and that the Group will assist in communications with other shareholders as required by ss.16(c) of the 1940 Act. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

        The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

        The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

        The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                             PERFORMANCE INFORMATION

        The following performance information as of September 30, 1997, for the Funds includes the performance of their respective predecessor funds for periods prior to the effective date of the Reorganization. TCF and CGOF are subject to certain additional fees that, if such fees had been imposed prior to the Reorganization, would have affected such Funds' performance.

Yields


        For the 30-day period ended September 30, 1997, the yields of the Investor Shares of CGOF and CBF were 6.18% and 1.41%, respectively. For this same period, the yields of the Institutional Shares of CGOF and CBF were 6.82% and 1.69%, respectively. The yields of the Investor Shares and Institutional Shares of CGOF and CBF are computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Share's maximum offering price (as of the date hereof, 4.5%) (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yields of the Investor Shares and Institutional Shares of CGOF and CBF will vary from time to time depending upon market conditions, the composition of such Fund's portfolio and operating expenses of the Group allocated to that Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing such a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Investor Shares and Institutional Shares of CGOF and CBF and to the relative risks associated with the investment objectives and policies of those Funds.

        For the seven-day period ended September 30, 1997, the current yields for CGSMMF and CTEMMF were 4.72% and 3.06%, respectively, and their effective yields were 4.82% and 3.11%, respectively. The current (average annualized) yield of CGSMMF and CTEMMF for any seven-day period is calculated by dividing the average daily net income per Share earned by that Fund during the seven-day calendar period by such Fund's average price per Share over the same period and annualizing this quotient on a 365 day basis. For purposes of this calculation, the daily net income reflects dividends declared on the original Share and dividends declared on any Shares purchased with dividends on that Share. Capital changes that are excluded from the calculation are realized gains and losses from the sale of securities as well as unrealized appreciation and depreciation with respect to the Fund's portfolio.

        The effective or compounded yield of CGSMMF and CTEMMF for any seven-day period is computed by adding the number one to the daily net income per Share earned by such Fund during the seven-day calendar period, raising the sum to a power equal to 365 divided by seven, and subtracting the number one from the result.


        For the seven-day period ended September 30, 1997, the tax equivalent yield and the tax equivalent effective yield for CTEMMF were 2.58% and 4.28%, respectively. CTEMMF's tax-equivalent yield is computed by dividing that portion of CTEMMF's yield which is tax-exempt by 1 minus the stated income tax rate and adding the result to that portion, if any, of CTEMMF's yield that is not tax-exempt. CTEMMF's tax-equivalent effective yield is computed by dividing that portion of the effective yield which is tax-exempt by 1 minus the stated income tax rate and adding to that result the portion, if any, of CTEMMF's effective yield that is not tax-exempt.

Calculation of Total Return

        For the one year, five year and ten year periods ended September 30, 1997, and the respective periods from commencement of operations to September 30, 1997, the average annual returns and cumulative total returns for the Investor A Shares of TCF, CGOF, CBF and CAGF, CGSMMF and CTEMMF were as follows:

                           Average Annual                                        Cumulative
                           --------------                                        ----------
                                                   Since                                                     Since
   Fund       1 Year     5 Year     10 Year      Inception      1 Year       5 Year        10 Year        Inception
   ----       ------     ------     -------      ---------      ------       ------        -------        ---------
TCF(1)        32.90%     14.80%      12.10%        15.47%       32.90%       99.12%         212.03%        2388.57%

CGOF(2)        4.40%      5.20%       7.90%         7.33%        4.40%       28.73%         114.27%         128.17%

CBF(3)        19.10%       --          --          11.30%       19.10%         --              --            60.70%

CAGF(3)       27.00%       --          --          11.00%       27.00%         --              --            55.68%

CGSMMF(4)      4.67%      3.97%       5.32%         7.20%        4.67%       21.50%          67.92%         227.52%

CTEMMF(5)      2.72%      2.41%       3.46%         3.79%        2.72%       12.64%          40.54%          68.83%

(1) Commenced operations May 30, 1975.

(2) Commenced operations February 3, 1986.

(3) Commenced operations June 23, 1993.

(4) Commenced operations September 11, 1980.

(5) Commenced operations September 7, 1983.

        For the period from January 2, 19971 through September 30, 1997, the aggregate total return for the Investor Y Shares of TCF, CGOF, CBF, and CAGF was as follows:

        Fund                    For the Period From
        ----                  January 2, 1997 through
                                 September 30, 1997
                                 ------------------
        TCF                             29.77%

        CGOF                             6.86%

        CBF                             20.17%

        CAGF                            26.59%


        Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                                          n
                                 P(T + 1)   = ERV

        Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts assuming such Fund's average account size. Cumulative return is computed by using average annual total return, as calculated above, for each year of the relevant period to determine the total return on a hypothetical initial investment of $1,000 over such period.


        In addition, as described in their respective Prospectuses, from time to time CGOF and CBF may include in their sales literature and shareholder reports a quote of a current "distribution" rate. For the 12-month period ended September 30, 1997, the distribution rates of the Investor Shares of CGOF and CBF were 6.58% and 2.01%, respectively. For this same period, the distribution rates of the Institutional Shares of CGOF and CBF were 6.98% and 2.19%, respectively. The current distribution rate is computed by dividing the total amount of dividends per share paid by the Fund during the past twelve months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such changed


--------
(1) Commencement of operations.

policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and net equalization credits and is calculated over a different period of time.

        At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that Share prices of TCF, CGOF, CBF and CAGF expressed as the net asset values per share, will vary just as yields and total return will vary.

Performance Comparisons

        Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Lehman Brothers, The Frank Russell Group, and, Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

------------------------------------------------------------------------------

THE CARDINAL GROUP
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
  The Cardinal Group:

We have audited the accompanying statements of assets and liabilities of The Cardinal Group -- Cardinal Government Securities Money Market Fund, Cardinal Tax Exempt Money Market Fund, The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund, and Cardinal Government Obligations Fund, including the statements of investments, as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of The Cardinal Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1997, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Cardinal Group at September 30, 1997, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
November 14, 1997

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE
DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                                                      CARDINAL
                                                                     GOVERNMENT      CARDINAL
                                                                     SECURITIES     TAX EXEMPT
                                                                    MONEY MARKET   MONEY MARKET
                                                                        FUND           FUND
                                                                    ------------   ------------
ASSETS:
Investments in securities at amortized cost.......................    $417,475       $ 60,736
Repurchase agreements, at cost....................................     116,899              0
                                                                     ---------      ---------
            Total investments.....................................     534,374         60,736
Cash..............................................................           0            301
Interest receivable...............................................       4,929            345
Receivable for Fund shares sold...................................          30              0
Other assets (note 5).............................................         450             70
                                                                     ---------      ---------
            Total assets..........................................     539,783         61,452
                                                                     ---------      ---------

LIABILITIES:
Payable for investment securities purchased.......................      35,000          1,100
Payable for Fund shares redeemed..................................          43              7
Payable for shareholder distributions.............................           0              0
Accrued investment management and transfer agent fees (note 4)....         341             35
Other accrued expenses............................................         135             26
                                                                     ---------      ---------
            Total liabilities.....................................      35,519          1,168
                                                                     ---------      ---------
Commitments and contingencies (note 5)

NET ASSETS:
Paid in capital...................................................     504,282         60,284
Accumulated net realized loss on investments......................        (404)             0
Undistributed net investment income...............................         386              0
                                                                     ---------      ---------
            Total net assets......................................    $504,264       $ 60,284
                                                                     =========      =========
Outstanding shares of beneficial interest.........................     504,282         60,284
                                                                     =========      =========
NET ASSET VALUE PER SHARE.........................................       $1.00          $1.00
                                                                     =========      =========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE
DATA)
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                                                    CARDINAL                    CARDINAL
                                                                   AGGRESSIVE     CARDINAL     GOVERNMENT
                                                  THE CARDINAL       GROWTH       BALANCED     OBLIGATIONS
                                                      FUND            FUND          FUND          FUND
                                                  ------------     ----------     --------     ----------
ASSETS:
Investments in securities, at value (cost
  $154,248, $8,643, $13,409, and $123,417).....     $275,108        $ 13,805      $16,525       $126,397
Repurchase agreements, at cost.................       19,906             214          778          2,402
                                                   ---------        --------      --------     ---------
         Total investments.....................      295,014          14,019       17,303        128,799
                                                   ---------        --------      --------     ---------
Dividends and interest receivable..............          481               5           70            818
Receivable for investment securities sold......            0             258            0          8,307
Receivable for Fund shares sold................           13               4            2              7
Other assets (note 5)..........................          210               7           30             99
Deferred organizational cost...................            0               5            5              0
                                                   ---------        --------      --------     ---------
         Total assets..........................      295,718          14,298       17,410        138,030
                                                   ---------        --------      --------     ---------
LIABILITIES:
Payable for investment securities purchased....            0             328            0         10,889
Payable for Fund shares redeemed...............           23               6            0             17
Payable for shareholder distributions..........            0               0            0            726
Accrued investment management and transfer
  agent fees (note 4)..........................          175              11           10             69
Call options written, at market................          368              61           31              0
Other accrued expenses.........................          364              38           45            184
                                                   ---------        --------      --------     ---------
         Total liabilities.....................          930             444           86         11,885
                                                   ---------        --------      --------     ---------
Commitments and contingencies (note 5)
NET ASSETS:
Paid in capital................................      153,546           9,503       13,149        142,346
Accumulated net realized gain (loss) on
  investments..................................       19,707            (840)         969        (19,250)
Undistributed net investment income (loss).....          186               0           46             69
Unrealized gain on investments.................      121,350           5,191        3,160          2,980
                                                   ---------        --------      --------     ---------
         Total net assets......................     $294,789        $ 13,854      $17,324       $126,145
                                                   =========        ========      ========     =========
NET ASSETS:
Investor shares................................     $267,908        $  9,792      $15,616       $120,342
Institutional shares...........................       26,881           4,062        1,708          5,803
                                                   ---------        --------      --------     ---------
         Total.................................     $294,789        $ 13,854      $17,324       $126,145
                                                   =========        ========      ========     =========
OUTSTANDING SHARES OF BENEFICIAL INTEREST
Investor shares................................       16,094             666        1,180         14,679
Institutional shares...........................        1,615             276          129            708
                                                   ---------        --------      --------     ---------
         Total.................................       17,709             942        1,309         15,387
                                                   =========        ========      ========     =========
NET ASSET VALUE
Investor shares................................     $  16.65        $  14.70      $ 13.23       $   8.20
Institutional shares...........................     $  16.64        $  14.71      $ 13.23       $   8.20
                                                   =========        ========      ========     =========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1997

                                                            CARDINAL
                                                           GOVERNMENT               CARDINAL
                                                           SECURITIES              TAX EXEMPT
                                                          MONEY MARKET            MONEY MARKET
                                                              FUND                    FUND
                                                      ---------------------     -----------------
INVESTMENT INCOME:
Interest............................................         $27,592                 $ 2,293
                                                            --------                 -------

EXPENSES:
Investment management fees (note 4).................           2,583                     326
Transfer agent fees and expenses (note 4)...........           1,245                      79
                                                            --------                 -------
          Total affiliated expenses.................           3,828                     405
                                                            --------                 -------
Custodian fees......................................              31                       6
Accounting fees.....................................              66                      17
Professional fees...................................             140                      27
Reports to shareholders.............................             122                       5
Trustees' fees......................................              55                       8
Registration fees...................................              45                      23
Other expenses......................................              97                      13
Amortization of deferred organizational cost........              35                       6
                                                            --------                 -------
          Total non-affiliated expenses.............             591                     105
                                                            --------                 -------
          Total expenses............................           4,419                     510
                                                            --------                 -------
          Net investment income.....................         $23,173                 $ 1,783
                                                            --------                 -------
          Net realized loss from security
            transactions............................             (92)                      0
                                                            --------                 -------
          Net increase in net assets from
            operations..............................          23,081                   1,783
                                                            ========                 =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1997

                                                                CARDINAL                    CARDINAL
                                                               AGGRESSIVE     CARDINAL     GOVERNMENT
                                              THE CARDINAL       GROWTH       BALANCED     OBLIGATIONS
                                                  FUND            FUND          FUND          FUND
                                              ------------     ----------     --------     ----------
INVESTMENT INCOME:
Dividends...................................    $  4,274         $   26        $  171       $      0
Interest....................................       1,010             16           391         10,542
                                                --------        -------       -------       --------
          Total income......................       5,284             42           562         10,542
                                                --------        -------       -------       --------
EXPENSES:
Investment management fees (note 4).........       1,563             86           113            654
Distribution fees (note 4)..................         756             33            43            391
Administrative service fees (note 4)........          28              4             2              6
Transfer agent fees and expenses (note 4)...         214             19            18            126
Expenses voluntarily waived (note 4)........        (147)            (6)           (9)           (84)
                                                --------        -------       -------       --------
          Total affiliated expenses.........       2,414            136           167          1,093
                                                --------        -------       -------       --------
Custodian fees..............................          36              9            10             37
Accounting fees.............................          32             23            14             51
Professional fees...........................          69              9             2             37
Reports to shareholders.....................          57              4             1             26
Trustees' fees..............................          33              6             2             20
Registration fees...........................          25             16            11             27
Other expenses..............................          65              3             4             23
Amortization of deferred organizational
  cost......................................          14             10            11              8
                                                --------        -------       -------       --------
          Total non-affiliated expenses.....         331             80            55            229
                                                --------        -------       -------       --------
          Total expenses....................       2,745            216           222          1,322
                                                --------        -------       -------       --------
          Net investment income (loss)......       2,539           (174)          340          9,220
                                                --------        -------       -------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from security
  transactions..............................      19,070           (809)        1,440           (155)
Increase in unrealized gain on
  investments...............................      63,545          4,242         1,687          2,682
                                                --------        -------       -------       --------
          Net realized gain (loss) and
            increase in unrealized gain on
            investments.....................      82,615          3,433         3,127          2,527
                                                --------        -------       -------       --------
          Net increase in net assets from
            operations......................    $ 85,154         $3,259        $3,467       $ 11,747
                                                ========        =======       =======       ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1997 AND 1996

                                                         CARDINAL
                                                        GOVERNMENT                   CARDINAL
                                                        SECURITIES                  TAX EXEMPT
                                                       MONEY MARKET                MONEY MARKET
                                                           FUND                        FUND
                                                --------------------------     ---------------------
                                                   1997            1996          1997         1996
                                                -----------     ----------     --------     --------
FROM OPERATIONS:
Net investment income.........................  $    23,173     $   22,576     $  1,783     $  1,801
Net realized loss from security
  transactions................................          (92)             0            0            0
                                                -----------     -----------    ---------    ---------
          Net increase in net assets from
            operations........................       23,081         22,576        1,783        1,801
                                                -----------     -----------    ---------    ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders...........      (23,099)       (22,576)      (1,783)      (1,801)
                                                -----------     -----------    ---------    ---------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of fund shares.............    1,330,914      1,272,767      155,053      159,477
Reinvestment of distributions to
  shareholders................................       22,599         22,143        1,668        1,700
Cost of fund shares redeemed..................   (1,327,106)    (1,262,409)    (156,352)    (166,042)
                                                -----------     -----------    ---------    ---------
     Increase (decrease) in net assets from
       capital share transactions.............       26,407         32,501          369       (4,865)
                                                -----------     -----------    ---------    ---------
     Net increase (decrease) in net assets....       26,389         32,501          369       (4,865)
NET ASSETS -- beginning of period.............      477,875        445,374       59,915       64,780
                                                -----------     -----------    ---------    ---------
NET ASSETS -- end of period...................  $   504,264     $  477,875     $ 60,284     $ 59,915
                                                ===========     ===========    =========    =========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1997 AND 1996

                                                                                 CARDINAL AGGRESSIVE
                                                         THE CARDINAL FUND           GROWTH FUND
                                                       ---------------------     -------------------
                                                         1997         1996        1997        1996
                                                       --------     --------     -------     -------
FROM OPERATIONS:
Net investment income (loss).........................  $  2,539     $  4,370     $  (174)    $  (152)
Net realized gain (loss) from security
  transactions.......................................    19,070       35,032        (809)         77
Increase (decrease) in unrealized gain on
  investments........................................    63,545       (1,098)      4,242         (63)
                                                       ---------    ---------    --------    --------
  Net increase (decrease) in net assets from
     operations......................................    85,154       38,304       3,259        (138)
                                                       ---------    ---------    --------    --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income -- Investor
  shares.............................................    (2,179)      (4,551)          0           0
Distributions of net investment
  income -- Institutional shares.....................      (174)           0           0           0
Tax return of capital distribution...................         0            0        (192)          0
Distribution of net realized gains from security
  transactions.......................................   (19,080)     (34,597)        (31)       (766)
                                                       ---------    ---------    --------    --------
  Total distributions to shareholders................   (21,433)     (39,148)       (223)       (766)
                                                       ---------    ---------    --------    --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
INVESTOR SHARES:
Proceeds from sale of fund shares....................    12,835        8,454       1,736       2,503
Reinvestment of distributions to shareholders........    19,793       36,392         218         743
Cost of fund shares redeemed.........................   (51,330)     (41,141)     (4,087)     (3,107)
                                                       ---------    ---------    --------    --------
  Increase (decrease) in net assets from Investor
     share transactions..............................   (18,702)       3,705      (2,133)        139
                                                       ---------    ---------    --------    --------
INSTITUTIONAL SHARES:
Proceeds from sale of fund shares....................    24,912            0       3,720           0
Reinvestment of distributions to shareholders........       174            0           0           0
Cost of fund shares redeemed.........................    (4,358)           0        (438)          0
                                                       ---------    ---------    --------    --------
Increase in net assets from Institutional share
  transactions.......................................    20,728            0       3,282           0
                                                       ---------    ---------    --------    --------
  Net increase (decrease) in net assets..............    65,747        2,861       4,185        (765)
NET ASSETS -- beginning of period....................   229,042      226,181       9,669      10,434
                                                       ---------    ---------    --------    --------
NET ASSETS -- end of period..........................  $294,789     $229,042     $13,854     $ 9,669
                                                       =========    =========    ========    ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1997 AND 1996

                                                            CARDINAL            CARDINAL GOVERNMENT
                                                          BALANCED FUND          OBLIGATIONS FUND
                                                       -------------------     ---------------------
                                                        1997        1996         1997         1996
                                                       -------     -------     --------     --------
FROM OPERATIONS:
Net investment income................................  $   340     $   515     $  9,220     $ 10,596
Net realized gain (loss) from security
  transactions.......................................    1,440         856         (155)      (1,240)
Increase (decrease) in unrealized gain on
  investments........................................    1,687          47        2,682         (826)
                                                       --------    --------    ---------    ---------
  Net increase in net assets from operations.........    3,467       1,418       11,747        8,530
                                                       --------    --------    ---------    ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income -- Investor
  shares.............................................     (274)       (519)      (8,849)     (10,496)
Distributions of net investment
  income -- Institutional shares.....................      (20)          0         (301)           0
Tax return of capital distribution...................        0           0            0         (214)
Distribution of net realized gains from security
  transactions.......................................   (1,235)       (483)           0            0
                                                       --------    --------    ---------    ---------
  Total distributions to shareholders................   (1,529)     (1,002)      (9,150)     (10,710)
                                                       --------    --------    ---------    ---------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
INVESTOR SHARES:
Proceeds from sale of fund shares....................    1,191       2,334        8,628        5,062
Reinvestment of distributions to shareholders........    1,413         927        4,918        6,056
Cost of fund shares redeemed.........................   (3,029)     (3,867)     (28,973)     (27,351)
                                                       --------    --------    ---------    ---------
  Decrease in net assets from Investor share
     transactions....................................     (425)       (606)     (15,427)     (16,233)
                                                       --------    --------    ---------    ---------
INSTITUTIONAL SHARES:
Proceeds from sale of fund shares....................    2,004           0        6,374            0
Reinvestment of distributions to shareholders........       20           0          301            0
Cost of fund shares redeemed.........................     (558)          0         (998)           0
                                                       --------    --------    ---------    ---------
Increase in net assets from Institutional share
  transactions.......................................    1,466           0        5,677            0
                                                       --------    --------    ---------    ---------
  Net increase (decrease) in net assets..............    2,979        (190)      (7,153)     (18,413)
NET ASSETS -- beginning of period....................   14,345      14,535      133,298      151,711
                                                       --------    --------    ---------    ---------
NET ASSETS -- end of period..........................  $17,324     $14,345     $126,145     $133,298
                                                       ========    ========    =========    =========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS) --

CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                                               AMORTIZED
                                   MATURITY        FACE          COST
                                     DATE         AMOUNT       (NOTE 2)
                                   ---------     ---------     ---------
U.S. GOVERNMENT-SPONSORED ENTERPRISES AND FEDERAL AGENCY OBLIGATIONS 83%
 Federal Farm Credit Bank Note
   5.50%..........................  11-03-97     $  20,000     $ 20,000
 Federal Farm Credit Bank Note
   5.53%..........................  02-02-98         7,500        7,500
 Federal Farm Credit Bank Note
   5.51%..........................  12-01-97        25,000       25,000
 Federal Farm Credit Bank Note
   5.50%..........................  01-02-98        25,000       25,000
 Federal Farm Credit Bank Note
   5.47%..........................  04-02-98         5,000        5,000
 Federal Farm Credit Bank Note
   5.71%..........................  03-13-98        10,000        9,995
 Federal Farm Credit Bank Note
   5.77%..........................  08-18-98        10,000       10,000
 Federal Farm Credit Bank Note
   5.69%..........................  10-01-97        35,000       35,000
 Federal Farm Credit Bank Note
   5.63%..........................  01-02-98        10,000       10,000
 Federal Home Loan Bank Note
   5.53%..........................  12-16-97        10,000       10,000
 Federal Home Loan Bank Note
   5.52%..........................  02-02-98        10,000        9,982
 Federal Home Loan Bank Note
   5.81%..........................  02-13-98        10,000       10,000
 Federal Home Loan Bank Note
   5.70%..........................  03-04-98        10,000       10,000
 Federal Home Loan Bank Note
   5.91%..........................  04-02-98        10,000        9,997
 Federal Home Loan Bank Note
   5.82%..........................  06-16-98        10,000       10,000
 Federal Home Loan Bank Note
   5.72%..........................  06-30-98        10,000        9,991
 Federal Home Loan Bank Note
   5.88%..........................  08-12-98         5,000        5,000
 Federal Home Loan Bank Note
   5.86%..........................  09-02-98        20,000       20,000
 Federal Home Loan Bank Note
   5.90%..........................  09-16-98         5,000        5,000
 Federal Home Loan Bank Note
   5.80%..........................  09-18-98        15,000       15,010
 Federal Home Loan Bank Note
   5.84%..........................  10-14-98         5,000        5,000
 Student Loan Marketing
   Association Note 5.63%.........  12-12-97         5,000        5,000
 Student Loan Marketing
   Association Note 5.26%*........  12-18-97        60,000       60,000
 Student Loan Marketing
   Association Note 5.17%*........  10-16-97         5,000        5,000

                                                               AMORTIZED
                                   MATURITY        FACE          COST
                                     DATE         AMOUNT       (NOTE 2)
                                   ---------     ---------     ---------
U.S. GOVERNMENT-SPONSORED ENTERPRISES AND FEDERAL AGENCY OBLIGATIONS 83%
(CONTINUED)
 Student Loan Marketing
   Association Note 5.17%*........  11-20-97     $  25,000     $ 25,000
 Student Loan Marketing
   Association Note 5.26%*........  01-15-98         5,000        5,000
 Student Loan Marketing
   Association Note 5.27%*........  02-19-98        30,000       30,000
 Student Loan Marketing
   Association Note 5.32%*........  03-19-98        20,000       20,000
                                                               ---------
 TOTAL U.S. GOVERNMENT-SPONSORED
   ENTERPRISES AND FEDERAL AGENCY
   OBLIGATIONS....................                              417,475
                                                               ---------
REPURCHASE AGREEMENTS 23%
 Daiwa Securities America Inc.
   5.50%
   (collateralized by $31,495,000
   U.S. Treasury notes, 6.75%,
   05-31-99, value $32,640,545....  10-03-97        32,000       32,000
 Fifth Third Bank 6.00%
   (collateralized by $4,886,000
   FNMA Notes, 6.00%, 06-01-15 ,
   value $5,047,141)..............  10-01-97         4,899        4,899
 Merrill Lynch Gov't. Securities
   Inc. 5.56%
   (collateralized by $28,277,035
   U.S. Federal Agency notes,
   6.50%-7.50%, 4-1-08 through
   4-1-24, value $22,442,698).....  10-02-97        22,000       22,000
 The Nikko Securities Co. Int'l,
   Inc. 5.62%
   (collateralized by $16,035,000
   GNMA Notes, 6.00% through
   7.575%, 5-20-24 through
   7-20-27, value $12,577,068)....  10-06-97        12,000       12,000
 Paine Webber Inc. 5.50%
   (collateralized by $36,055,000
   FNMA Notes, 0.00%, 04-01-23 ,
   value $7,140,850)..............  10-07-97         7,000        7,000
 Smith Barney Shearson 5.54%
   (collateralized by $39,500,683
   U.S. Federal Agency notes,
   5.75% through 9.9375%, 3-15-04
   through 2-25-31 , value
   $39,780,001)...................  10-01-97        39,000       39,000
                                                               ---------
 TOTAL REPURCHASE AGREEMENTS......                              116,899
                                                               ---------
 TOTAL INVESTMENTS AT AMORTIZED
   COST 106%......................                             $534,374
                                                               =========

Percentages indicated are based on net assets.
Cost also represents cost for Federal income tax purposes.
* Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. The 2a-7 maturity for the indicated Bonds is October 7, 1997.

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS) --

CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                                                                          FINAL        FACE       AMORTIZED
                                                                             2a-7*       MATURITY     AMOUNT/       COST
                                                                           MATURITY        DATE       SHARES      (NOTE 2)
                                                                           ---------     --------     -------     ---------
GENERAL OBLIGATION BONDS 24%
  District of Columbia Refunding Series B currently 7.70%................    6-01-98      6-01-04      1,000       $ 1,045
  Indiana Secondary Market Educational Loans Inc. currently 4.10%........   10-07-97     12-01-14      1,000         1,000
  Mason, Ohio City School District Bond Anticipation currently 4.45%.....    3-20-98      3-20-98      1,000         1,003
  Columbus, Ohio Adjustable Series 1 currently 3.90%.....................   10-07-97     12-01-17      3,100         3,100
  Ohio School District Cash Flow Borrowing Program currently 4.47%.......    6-30-98      6-30-98      2,000         2,008
  Ohio State Public Facilities currently 7.00%...........................    6-01-98      6-01-00      1,000         1,040
  Cincinnati, Ohio City School District Tax currently 3.75%..............   12-01-97     12-01-97      1,500         1,500
  Summit County, Ohio Bond Anticipation currently 4.50%..................    6-04-98      6-04-98      1,000         1,004
  Texas State Refunding currently 4.10%..................................   10-07-97     12-01-16      2,900         2,900
                                                                                                                   -------
                                                                                                                    14,600
                                                                                                                   -------
REVENUE BONDS 72%
  Alaska Industrial Development Authority currently 3.60%................   10-07-97      6-01-10      2,055         2,055
  Connecticut State Development Authority currently 4.00%................   10-07-97      9-01-28      3,400         3,400
  Kentucky Development Financial Authority currently 4.05%...............   10-07-97     12-01-15        900           900
  Clark County, Kentucky Pollution Control currently 3.75%...............   10-15-97     10-15-14      2,300         2,300
  Louisiana Public Facilities Authority Refunding currently 4.05%........   10-07-97     10-01-22      2,000         2,000
  Howard County, Maryland Multifamily Housing currently 4.00%............   10-07-97      6-15-26      2,300         2,300
  Cornell Township, Michigan Economic Development currently 3.55%........    1-15-98      3-01-15      3,100         3,100
  Buffalo County, Nebraska Hospital Authority currently 3.95%............   10-07-97      5-01-18      1,970         1,970
  North Carolina Medical Care Community Hospital currently 4.05%.........   10-07-97      9-01-02      1,600         1,600
  Albuquerque, New Mexico Hospitals currently 4.05%......................   10-07-97      5-15-22      2,500         2,500
  Ohio State Higher Education Facilities Commission currently 3.95%......   10-07-97     12-01-06      1,115         1,115
  Ashtabula County, Ohio Industrial Development currently 3.95%..........   10-07-97     12-01-16      2,400         2,400
  Clackamas County, Oregon Hospital Facilities Authority currently
    3.55%................................................................    4-01-98      4-01-14      1,100         1,100
  Pennsylvania State Higher Education Assistance currently 4.10%.........   10-07-97      7-01-18      1,500         1,500
  York County, South Carolina Pollution Control currently 3.64%..........   11-01-97      8-15-14        980           980
  York County, South Carolina Pollution Control currently 3.64%..........   11-01-97      8-15-14      1,955         1,955
  Lower Neches Valley Authority, Texas currently 3.75%...................    2-17-98      2-15-17      1,000         1,000
  Grand Prairie, Texas Housing -- Refunding currently 4.10%..............   10-07-97      6-01-10      1,800         1,800
  Hockley County, Texas Industrial Development currently 3.75%...........   11-01-97      3-01-14      1,750         1,752
  Utah State Board of Regents currently 4.10%............................   10-07-97     11-01-31      1,500         1,500
  Peninsula Ports Authority, Virginia, Revenue currently 3.80%...........   11-01-97     12-01-05      2,000         2,000
  Marion County, West Virginia Common Solid Waste currently 4.25%........   10-07-97     10-01-17      1,000         1,000
  Uinta County, Wyoming Pollution Control currently 3.75%................   10-01-97      8-15-20      2,900         2,900
                                                                                                                   -------
                                                                                                                    43,127
                                                                                                                   -------
REGULATED INVESTMENT COMPANY 5%
  Goldman Sacs Financial Square Tax Exempt Fund currently 3.25%..........   10-01-97                   3,009         3,009
                                                                                                                   -------
  TOTAL INVESTMENTS AT AMORTIZED COST 101%...............................                                          $60,736
                                                                                                                   =======

 * Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
Percentages indicated are based on net assets.
Cost also represents cost for Federal income tax purposes.
See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --

THE CARDINAL FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                        FACE/        MARKET
                                       SHARES        VALUE
                                      ---------     --------
COMMON STOCK 92%
BASIC MATERIALS 6%
  Aluminum Co. of America..........      25,000     $  2,050
  Boise Cascade Corp...............      30,000        1,262
  Dow Chemical Company.............      35,000        3,173
  Dupont de Nemours and Co.........      51,400        3,164
  International Paper..............      40,000        2,203
  Monsanto Company.................      25,000          975
  Potash Corp. Saskatchewan........      25,000        1,963
  Solutia Incorporated*............       5,000          100
  Willamete Industries.............      40,000        1,530
  Worthington Industries Inc.......      30,000          608
                                                    --------
                                                      17,028
                                                    --------
CONSUMER CYCLICALS 5%
  Dun & Bradstreet.................      30,000          851
  Gannett Company, Inc.............      30,000        3,238
  Gucci Group ADR..................      10,000          469
  Kohl's Corp.*....................      20,000        1,420
  Limited Inc......................      50,000        1,222
  Lowe's Companies.................      35,000        1,361
  New York Times Company Cl 'A'....      40,000        2,100
  Nike Incorporated................      15,000          795
  Saks Holdings, Inc.*.............      25,000          522
  Service Corporation
    International..................      30,000          966
  Tribune Company..................      40,000        2,132
                                                    --------
                                                      15,076
                                                    --------
CAPITAL GOODS 11%
  ASEA AB ADR......................      10,000        1,415
  Boeing Company...................      20,000        1,089
  Caterpillar, Inc.................      30,000        1,618
  Deere & Company..................      25,000        1,344
  General Electric Company.........     170,000       11,571
  Johnson Controls Inc.............      25,000        1,239
  Minnesota Mining & Manufacturing
    Co.............................      50,000        4,625
  Textron, Incorporated............     120,000        7,800
  Tyco International Ltd...........      12,000          985
  U.S. Filter Corporation*.........      35,000        1,506
                                                    --------
                                                      33,192
                                                    --------

                                        FACE/        MARKET
                                       SHARES        VALUE
                                      ---------     --------
COMMON STOCK (CONTINUED)
COMMUNICATIONS 4%
  Cellular Technical Services*.....      25,000     $    145
  GTE Corp.........................     100,000        4,538
  LCI International, Inc.*.........      50,000        1,331
  Pacific Gateway Exchange*........      15,000          587
  Sprint Corporation...............      40,000        2,000
  WorldCom, Inc*...................      70,000        2,476
                                                    --------
                                                      11,077
                                                    --------
ENERGY 11%
  Exxon Corp.......................      40,000        2,563
  Global Marine*...................      30,000          998
  Mobil Corp.......................     116,000        8,584
  Royal Dutch Petroleum............     150,000        8,325
  Schlumberger Ltd.................      40,000        3,368
  Texaco, Incorporated.............     100,000        6,144
  Transocean Offshore,
    Incorporated...................      20,000          957
                                                    --------
                                                      30,939
                                                    --------
FINANCIAL SERVICES 16%
  American International Group,
    Inc............................      45,000        4,643
  Banc One Corporation.............     100,000        5,581
  Bank of New York Co. Inc.........      15,000          720
  Bankers Trust NY.................      15,000        1,838
  Beneficial Corporation...........      50,000        3,809
  Charter One Financial Corp.......     105,000        6,208
  Cincinnati Financial Corp........      75,000        6,150
  Citicorp.........................      12,000        1,607
  Federal National Mortgage........      20,000          940
  Huntington Bancshares............      60,000        2,164
  Key Corp.........................     100,000        6,363
  Marsh & McLennan, Inc............      90,000        6,896
  T. Rowe Price Associates Inc.....      10,000          673
                                                    --------
                                                      47,592
                                                    --------

* Non-income producing                                               (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

THE CARDINAL FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                        FACE/        MARKET
                                       SHARES        VALUE
                                      ---------     --------
COMMON STOCK (CONTINUED)
HEALTHCARE 10%
  American Home Products...........      80,000     $  5,840
  Amgen, Incorporated*.............      15,000          719
  Biomet, Inc......................      60,000        1,440
  Boston Scientific*...............      20,000        1,104
  Cardinal Health Inc..............      15,000        1,065
  HEALTHSOUTH Corporation*.........      50,000        1,334
  Johnson & Johnson................      80,000        4,610
  Medtronic, Inc...................      70,000        3,290
  Merck & Company, Inc.............      50,000        4,997
  Pfizer, Inc......................      70,000        4,204
  Tenet Healthcare Corporation.....      40,000        1,165
  Warner Lambert Inc...............      10,000        1,349
                                                    --------
                                                      31,117
                                                    --------
CONSUMER STAPLES 10%
  Anheuser Busch Cos., Inc.........      50,000        2,256
  Coca Cola Company................     100,000        6,094
  Gillette Company.................      25,000        2,158
  Imax Inc.*.......................      20,000          523
  Kimberly-Clark Corp..............      30,000        1,468
  McDonald's Corporation...........      30,000        1,429
  PepsiCo Incorporated.............      50,000        2,028
  Philip Morris Companies, Inc.....     150,000        6,234
  Playtex Incorporated*............      75,000          759
  Proctor & Gamble Company.........      70,000        4,834
  The Walt Disney Company..........      25,000        2,016
                                                    --------
                                                      29,799
                                                    --------
                                        FACE/        MARKET
                                       SHARES        VALUE
                                      ---------     --------
COMMON STOCK (CONTINUED)
TECHNOLOGY 17%
  3Com Corp.*......................      20,000     $  1,025
  Applied Materials*...............      25,000        2,381
  Atmel Corporation*...............      40,000        1,458
  Cisco Systems*...................      25,000        1,827
  Compaq Computer Corp.............      75,000        5,606
  Dell Computer Corp.*.............      10,000          969
  Gateway 2000*....................      30,000          943
  Hewlett Packard..................      40,000        2,783
  Intel Corp.......................      90,000        8,308
  International Business Machines
    Corp...........................      30,000        3,178
  Kent Electronics*................      25,000          988
  Lucent Technologies..............      40,000        3,255
  Microsoft Corp.*.................      55,000        7,277
  Motorola Inc.....................      40,000        2,875
  Oracle Corp.*....................      15,000          547
  Tektronix, Incorporated..........      30,000        2,023
  Tellabs, Incorporated*...........      30,000        1,545
  Texas Instruments, Inc...........      25,000        3,377
                                                    --------
                                                      50,365
                                                    --------
UTILITIES 2%
  Western Resources................      60,000        2,059
  Williams Companies, Inc..........      60,000        2,809
                                                    --------
                                                       4,868
                                                    --------
  TOTAL COMMON STOCK...............                  271,053
                                                    --------
    (cost $150,081,175)
INDEX OPTIONS 1%
  Standard and Poor's Index 500
    December 940 puts..............         200          638
  Standard and Poor's Index 500
    December 950 puts..............         400        1,445
                                                    --------
  TOTAL INDEX OPTIONS..............                    2,083
                                                    --------
    (cost $2,194,300)

* Non-income producing                                               (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

THE CARDINAL FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                        FACE/        MARKET
                                       SHARES        VALUE
                                      ---------     --------
REPURCHASE AGREEMENTS 6%
  Fifth Third Bank 6.00%
    due 10/1/97 (collateralized by
    $1,203,000 FNMA, 6.00%, 6/1/15,
    value $1,242,474)..............   1,206,176     $  1,206
  Paine Webber Inc. 6.10%
    due 10/1/97 (collateralized by
    $49,177,401 U.S. Federal Agency
    notes, 0.00%, 3/1/20 through
    6/1/29, value $19,074,854).....   18,700,000      18,700
                                                    --------
    TOTAL REPURCHASE AGREEMENTS....                   19,906
                                                    --------
    (cost $19,906,176)
U.S. TREASURY OBLIGATIONS 1%
  U.S. Treasury Bill 5.04%, due
    1/8/98.........................   2,000,000        1,972
                                                    --------
    TOTAL U.S. TREASURY
      OBLIGATIONS..................                    1,972
                                                    --------
    (cost $1,971,988)
    TOTAL INVESTMENTS 100%.........                 $295,014
                                                    ========
    (cost $174,153,639)(a)

                                                      MARKET
                                       CONTRACTS      VALUE
                                       ---------      ------
OPTIONS WRITTEN
Standard and Poor's Index 500
  December 1050 calls...............      (600)       $(368)
                                                      ------
    TOTAL OPTIONS WRITTEN (premium
      received $858,191)(a).........      (600)       $(368)
                                                      =======

    Percentages indicated are based on net assets.

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation (including unrealized appreciation on
          options written).................................................    $   122,716
        Unrealized depreciation............................................         (1,366)
                                                                               -----------
        Net unrealized appreciation........................................    $   121,350
                                                                               ===========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
COMMON STOCK 97%
BASIC MATERIALS 1%
  Buckeye Cellulose*................     2,000      $    81
CONSUMER CYCLICALS 7%
  Cort Business Services*...........     4,000          160
  Gartner Group 'A'*................     2,000           60
  Kohl's Corp.*.....................     2,000          142
  La Quinta Inns....................     3,000           71
  Little Fuse*......................     5,000          174
  New York Times Company Cl 'A'.....     3,000          158
  Personal Group of America*........     4,000          137
  Pierce Leahy*.....................     3,500           94
                                                    -------
                                                        996
                                                    -------
CAPITAL GOODS 2%
  Lancer Corp.*.....................     7,500          120
  U.S. Filter*......................     3,000          129
  Westinghouse Elec.................     3,000           81
                                                    -------
                                                        330
COMMUNICATIONS 5%
  AirTouch Communications*..........     7,000          248
  Pacific Gateway Exchange*.........     4,000          157
  WorldCom inc*.....................    10,000          353
                                                    -------
                                                        758
                                                    -------
FINANCIAL SERVICES 15%
  Amer Capital Strategies*..........    10,000          200
  AmSouth Bancorp...................     2,500          121
  Bear Stearns Cos..................     1,550           68
  CMAC Investment...................     3,000          161
  Corestates Financial..............     1,000           66
  Crestar Financial.................     2,500          117
  Edwards (AG) Inc..................     1,000           51
  First Tenn Natl...................     3,000          171
  Fleet Financial Group.............     1,500           98
  Legg Mason Inc....................     1,333           70
  McDonald & Co. Invest.............     2,000           58
  Mellon Bank Corp..................     1,500           82
  Nationwide Finl Svcs. 'A'.........     5,000          139
  Paine Webber Group................     1,500           70
  PNC Bank Corp.....................     2,000           98
  Raymond James Finl................     2,500           90
  Salomon Inc.......................     2,000          150
  Summit Bancorp....................     1,500           67

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
  Union BanCal Corp.................     1,500      $   130
  Union Planters....................     2,000          113
                                                    -------
                                                      2,120
                                                    -------
HEALTHCARE 10%
  Alkermes Inc.*....................     5,000          103
  Biomet, Inc.......................    10,000          240
  Centecor Inc.*....................     2,000           95
  Cygnus Inc.*......................     4,000           79
  Dentsply International............     2,000          112
  Genzyme Corp. -- Genl Div*........     3,000           89
  Genzyme spin off  -- Tissue
    Repair*.........................        90            1
  Hfs Inc.*.........................     1,000           74
  Maxicare Health Plans*............    10,000          186
  Teva Pharm Inds ADR...............     4,000          224
  Vertex Pharmaceuticals Inc.*......     5,000          189
                                                    -------
                                                      1,392
                                                    -------
CONSUMER STAPLES 5%
  Chancelor Media Corp 'A'*.........     3,000          158
  Emmis Broadcasting 'A'*...........     2,000           96
  Imax Inc.*........................     6,000          157
  Philip Morris Companies, Inc......     3,000          125
  Pixar*............................     4,000           93
                                                    -------
                                                        629
                                                    -------
TECHNOLOGY -- SEMICONDUCTORS 24%
  Analog Devices*...................     8,667          290
  Applied Materials*................     4,000          381
  Atmel Corporation*................     7,000          255
  CFM Technologies*.................     3,500          137
  Cymer Inc.*.......................     2,000           55
  DuPont Photomasks*................     2,500          180
  Intel Corp........................     5,500          508
  KLA-Tencor Corp.*.................     5,000          338
  Lam Research*.....................     1,500           70
  Lattice Semiconductor*............     3,000          195
  National Semiconductors*..........     4,000          164
  PRI Automation*...................     5,000          293
  Texas Instruments.................     3,000          405
                                                    -------
                                                      3,271
                                                    -------

* Non-income producing                                               (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
COMMON STOCK (CONTINUED)
TECHNOLOGY -- SOFTWARE 6%
  Computer Science*.................     4,500      $   318
  Microsoft Corp.*..................     3,000          397
  Netscape Communications*..........     2,000           72
                                                    -------
                                                        787
                                                    -------
TECHNOLOGY -- HARDWARE/NETWORKING
  22%
  3Com Corp.*.......................     3,000          154
  Asyst Technologies*...............     4,000          178
  CHS Electronics*..................     3,000           82
  Compaq Computer Corp..............     5,000          374
  Dell Computer Corp.*..............     3,000          291
  EMC Corp*.........................     7,000          409
  GenRad, Inc.*.....................    13,000          375
  Hewlett-Packard...................     3,000          209
  Lecroy Corp.......................     5,000          221
  Motorola, Inc.....................     4,000          288
  Photon Dynamics, Inc.*............     9,000           67
  Silicon Graphics*.................     7,000          184
  Tellabs, Inc*.....................     5,500          283
                                                    -------
                                                      3,115
                                                    -------
    TOTAL COMMON STOCK..............                 13,479
    (cost $8,321,463)                               -------

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
INDEX OPTIONS 2%
  Morgan Stanley High Tech Index
    Dec. 490 Puts...................        55      $    95
  Russell 2000 Index Options Dec.
    415 Calls.......................        50          231
                                                    -------
    TOTAL INDEX OPTIONS.............                    326
    (cost $320,815)                                 -------

REPURCHASE AGREEMENT 2%
Fifth Third Bank, 6.00% due 10/1/97,
  collateralized by $214,000 FNMA,
  6.00%, 6/1/15, value $221,022)....   214,320          214
                                                    -------
    TOTAL REPURCHASE AGREEMENTS
      (cost $214,320)                                   214
                                                    -------
    TOTAL INVESTMENTS 101%..........                $14,019
    (cost $8,856,589)(a)                            ========

OPTION WRITTEN
  Morgan Stanley High Tech Index
    Dec. 575 call...................       (55)     $   (61)
    (premium received $89,898)(a)                   ========

    Percentages indicated are based on net assets.

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.....................................................................   $     5,470
        Unrealized depreciation (including unrealized depreciation on options written)..............          (279)
                                                                                                       -----------
        Net unrealized appreciation.................................................................   $     5,191
                                                                                                        ==========

* Non-income producing

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
COMMON STOCK 63%
BASIC MATERIALS 2%
  DuPont de Nemours and Co..........     2,000      $   123
  Monsanto Co.......................     3,500          137
  Solutia Inc.*.....................       700           14
                                                    -------
                                                        274
                                                    -------
CONSUMER CYCLICALS 4%
  Consolidated Stores*..............     3,000          126
  New York Times Co. Cl 'A'.........     3,500          184
  Nike Inc. Cl 'B'..................   2,000..          106
  Service Corporation Intl..........     3,000           97
  Tribune Co........................     4,000          212
                                                    -------
                                                        725
                                                    -------
CAPITAL GOODS 7%
  Avery Dennison Corp...............     4,500          180
  Crane Co..........................     4,500          185
  Deere & Co........................     3,000          161
  Emerson Electric..................     2,000          115
  General Electric..................     4,000          272
  Textron, Inc......................     2,400          156
  Tyco International Limited........     2,500          206
                                                    -------
                                                      1,275
                                                    -------
COMMUNICATIONS 1%
  Worldcom, Inc.*...................     7,000          248
                                                    -------
ENERGY 5%
  Amoco Corp........................     1,500          145
  Exxon Corp........................     3,000          192
  Mobil Corp........................     2,000          148
  Schlumberger Ltd..................     2,000          168
  Transocean Offshore,
    Incorporated....................     6,000          288
                                                    -------
                                                        941
                                                    -------

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
FINANCIAL SERVICES 14%
  Ahmanson (H F) & Co...............     4,000      $   227
  AmSouth Bancorp...................     2,200          107
  Am. Express.......................     2,000          164
  Am. General Hospitality...........     4,000          117
  Am. Intl Group....................     1,500          155
  Bank of Boston Corp...............     1,200          106
  Bank of New York Co., Inc.........     3,500          168
  Bay Apartment Communities.........     2,500          100
  Ben Franklin Resources............     2,300          214
  Citicorp..........................     1,000          134
  Federal National Mortgage Assn....     2,500          118
  Inmc Mortgage Holdings, Inc.......     7,000          175
  Mellon Bank Corp..................     3,000          164
  Traveler's Group..................     2,667          182
  T. Rowe Price Assocation..........     3,500          234
                                                    -------
                                                      2,365
                                                    -------
HEALTHCARE 8%
  Amgen, Inc.*......................     2,000           96
  Cardinal Health, Inc..............     2,000          142
  HealthSource Corp.*...............     9,000          240
  Johnson & Johnson.................     3,000          173
  Medtronic, Inc....................     5,000          235
  Merck & Company, Inc..............     2,000          200
  Pfizer Inc........................     2,000          120
  Quorum Health Group*..............     4,500          110
  Tenet Healthcare Corporation......     4,000          116
                                                    -------
                                                      1,432
                                                    -------
CONSUMER STAPLES 9%
  Coca Cola Co......................     3,000          183
  Colgate-Palmolive.................     3,000          209
  Disney (Walt) Co..................     1,900          153
  Gillette Co.......................     2,500          216
  McDonald's Corp...................     2,000           95
  Pepsico Inc.......................     3,000          122
  Philip Morris Company, Inc........     3,000          125
  Procter & Gamble Company..........     2,000          138
  Robert Mondavi Cl 'A'*............     3,000          164
  Wendy's Intl......................     5,000          106
                                                    -------
                                                      1,511
                                                    -------

* Non-income producing                                               (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
TECHNOLOGY 10%
  Applied Materials*................     3,000      $   286
  Cisco Systems*....................     2,000          146
  Compaq Computer Corp..............     2,000          150
  Computer Sciences*................     2,000          142
  Hewlett-Packard...................     3,000          209
  Intel Corp........................     2,600          240
  Lucent Technologies...............     3,500          285
  Microsoft Corp.*..................     1,000          131
                                                    -------
                                                      1,589
                                                    -------
TRANSPORTATION 2%
  Burlington Northern Santa Fe......     1,500          145
  Federal Express*..................     2,500          200
                                                    -------
                                                        345
                                                    -------
UTILITIES 1%
  Williams Cos......................     3,000          140
                                                    -------
    TOTAL COMMON STOCK..............                 10,845
      (Cost $8,016,209)                             -------

INDEX OPTION 1%
  Standard and Poor index 500
    December 940 puts...............        50          181
                                                    -------
    TOTAL INDEX OPTIONS.............                    181
      (Cost $202,650)                               -------

PREFERRED STOCK 2%
  Glendale Federal Bank 8.750%
    preferred series E..............     4,000          297
                                                    -------
    TOTAL PREFERRED STOCK...........                    297
      (Cost $170,400)                               -------

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
CORPORATE BONDS 14%
  AMR Corp. 10.18%, 1-2-13..........   250,000      $   309
  Anheuser-Busch Co. 7.00%, 9-1-05..   250,000          254
  Consumers Power 7.50%, 6-1-02.....   300,000          305
  CSX Transportation 6.72%,
    6-1-06..........................   250,000          251
  Dole Foods Company 7.00%, 5-15-
    03..............................   200,000          203
  G.M. Acceptance 7.00%, 9-15-02....   200,000          205
  Kemper Corp. 6.875%, 9-15-03......   250,000          253
  Limited Incorporated 7.50%,
    3-15-23.........................   250,000          237
  Nordstrom Inc. 6.70%, 7-1-05......   250,000          250
  United States Filter Corp. 4.50%,
    12-15-01........................   150,000          185
                                                    -------
    TOTAL CORPORATE BONDS...........                  2,452
      (Cost $2,298,373)                             -------

U.S. GOVERNMENT-SPONSORED ENTERPRISES
  AND FEDERAL AGENCY OBLIGATIONS 10%
  Federal National Mortgage
    Association 7.09%, 3-13-07         250,000          254
  Federal National Mortgage
    Association 6.99%, 7-9-07.......   250,000          253
  Federal National Mortgage
    Association 6.94%, 3-14-11......   500,000          497
  Federal National Mortgage
    Association 7.00%, 9-3-03.......   250,000          252
  Federal National Mortgage
    Association 7.03%, 10-25-06.....   250,000          255
  Federal National Mortgage
    Association 7.50%, 11-15-06.....   250,000          254
                                                    -------
    TOTAL U.S. GOVERNMENT-SPONSORED
      ENTERPRISES AND FEDERAL AGENCY
      OBLIGATIONS (Cost
      $1,751,077)...................                  1,765
                                                    -------
U.S. GOVERNMENT OBLIGATIONS 6%
  U.S. Treasury Note 5.875%,
    Due 2-15-04.....................   500,000          494
  U.S. Treasury Strips 11.25%,
    Due 2-15-09, principal only.....   1,000,000        491
                                                    -------
    TOTAL U.S. GOVERNMENT
      OBLIGATIONS...................                    985
      (Cost $895,882)                               -------


* Non-income producing                                               (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                        FACE/       MARKET
                                       SHARES        VALUE
                                       -------      -------
REPURCHASE AGREEMENT 4%
  Fifth Third Bank 6.00%, due
    10-1-97
    (collateralized by $6.00% FNMA
    notes, 6.00%, 6-1-15, value
    $801,463).......................   777,532      $   778
                                                    -------
    TOTAL REPURCHASE AGREEMENTS.....                    778
      (Cost $777,532)                               -------

    TOTAL INVESTMENTS 100%..........                $17,303
      (Cost $14,187,122)(a)                         ========

OPTIONS WRITTEN
  Standard and Poor Index 500, Dec
    1050 calls......................       (50)     $   (31)
                                                    -------
    TOTAL OPTIONS WRITTEN (premium
      received $74,850)(a)..........                $   (31)
                                                    ========

Percentages indicated are based on net assets.

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.....................................................................   $     3,265
        Unrealized depreciation.....................................................................          (105)
                                                                                                       -----------
        Net unrealized appreciation.................................................................   $     3,160
                                                                                                        ==========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (PRINCIPAL AMOUNTS AND MARKET VALUE IN THOUSANDS) --

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
SEPTEMBER 30, 1997

                                                       MARKET
                                         PRINCIPAL     VALUE
                                          AMOUNT      (NOTE 2)
                                         --------     --------
U. S. GOVERNMENT AGENCY OBLIGATIONS 99%
 GNMA CLC Notes, 7.375%, stated
   maturity 01-15-98...................  $    443     $    447
 GNMA CLC Notes, 7.75%, stated maturity
   12-15-98............................       143          147
 GNMA CLC Notes, 8.00%, maturing
   06-15-98 through 10-15-98...........       500          522
 GNMA CLC Notes, 8.125%, stated
   maturity 05-15-99...................     1,307        1,372
 GNMA PL Notes, 8.00% stated maturity
   11-15-24............................     1,658        1,723
 GNMA PL Notes, 8.125% stated maturity
   6-15-29.............................       491          514
 GNMA PL Notes, 8.25% stated maturity
   7-15-27.............................     2,768        2,862
 GNMA PL Notes, 8.50% stated maturity
   9-15-29.............................     2,149        2,281
 GNMA PL Notes, 9.00% stated maturities
   5-15-16 through 10-15-21............     2,415        2,529
 GNMA PL Notes, 9.00% stated maturity
   10-15-16+...........................     1,607        1,739
 GNMA I Note, 7.35% stated maturity
   01-15-98............................     2,169        2,185
 GNMA I Notes, 7.50% stated maturities
   from 10-15-25 through 03-15-27......    14,582       14,846
 GNMA I Note, 7.75% stated maturity
   02-15-98............................     2,008        2,081
 GNMA I Notes, 8.00% stated maturities
   from 06-15-98 through 04-15-37......    21,400       22,355
 GNMA I Notes, 8.125% stated maturity
   05-15-99............................     2,495        2,620
 GNMA I Notes, 8.25% stated maturities
   from 03-15-22 through 10-15-36......     5,327        5,628
 GNMA I Notes, 8.50% stated maturities
   from 05-15-16 through 03-15-30......    15,816       16,714
 GNMA I Note, 8.875% stated maturity
   05-15-35............................     1,258        1,352

                                                       MARKET
                                         PRINCIPAL     VALUE
                                          AMOUNT      (NOTE 2)
                                         --------     --------
U. S. GOVERNMENT AGENCY OBLIGATIONS
 (CONTINUED)
 GNMA I Notes, 9.00% stated maturities
   from 06-15-16 through 03-15-33......  $ 16,251     $ 17,547
 GNMA I Notes, 9.25% stated maturities
   from 03-15-30 through 02-15-33......     1,646        1,786
 GNMA I Notes, 9.50% stated maturities
   from 01-15-19 through 02-15-23......       800          843
 GNMA I Note, 10.25% stated maturity
   12-15-22............................     1,620        1,710
 GNMA I Note, 10.50% stated maturity
   06-15-14............................       999        1,047
 GNMA II Notes, 7.50% stated maturities
   from 07-20-27 through 08-20-27......     8,930        9,075
 GNMA II Notes, 8.00% stated maturities
   from 05-20-22 through 12-20-26......     3,493        3,602
 GNMA II Notes, 10.00% stated
   maturities from 01-20-14 through 12-
   20-21...............................     7,213        7,875
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS (COST                 --------     --------
       $122,422,184)...................   119,488      125,402
                                         --------     --------
U.S. TREASURY OBLIGATIONS 1%
U.S. Treasury Note 5.875%, 09-30-02
 (cost $994,660).......................     1,000          995
                                                      --------
REPURCHASE AGREEMENT 2%
Fifth Third Bank 6.00%, Due 10-1-97
 (collateralized by $2,396,006 FNMA
 6.00%, 6-1-15, value $2,474,620, cost
 $2,401,996)                                2,402        2,402
                                                      --------
     TOTAL INVESTMENTS (COST
       $125,818,840) (a) 102%..........               $128,799
                                                      ========

Percentages indicated are based on net assets.
CLC -- Construction Loan Contract
GNMA -- Government National Mortgage Association
PL -- Project Loan
+ Security is segregated as collateral for construction loans

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.........................................................................   $ 3,029
        Unrealized depreciation.........................................................................       (49)
                                                                                                           -------
        Net unrealized appreciation.....................................................................   $ 2,980
                                                                                                            ======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SEPTEMBER 30, 1997

1.  ORGANIZATION

The Cardinal Group (the "Group") is an open-end management investment company, sponsored by The Ohio Company ("TOC"), established as an Ohio Business Trust on March 23, 1993. The Group is authorized to issue an unlimited number of shares which are units of beneficial interest without par value. Before June 24, 1993 the Group had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest in each of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund (the "Original Portfolios") for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's Investment Adviser and a wholly owned subsidiary of TOC.

Effective May 1, 1996 the Group acquired the assets and assumed the liabilities of four open-end management investment companies also sponsored by TOC in exchange for shares of corresponding portfolios of the Group. Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, The Cardinal Fund Inc., and Cardinal Government Obligations Fund (collectively the "Acquired Funds") were acquired by portfolios of the Group as follows:

     Cardinal Government Securities Trust was acquired by Cardinal Government Securities Money Market Fund

     Cardinal Tax Exempt Money Trust was acquired by Cardinal Tax Exempt Money Market Fund

     The Cardinal Fund Inc. was acquired by The Cardinal Fund

     Cardinal Government Obligations Fund was acquired by Cardinal Government Obligations Fund

The new portfolios retained the basic investment objectives and assumed the historical performance of the Acquired Funds.

Effective January 1, 1997, as authorized by the Board of Trustees, the Group began to issue shares of two classes, Investor and Institutional, of units of beneficial interest of The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund portfolios Qualifying Shareholder Accounts.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that the Group follows in the preparation of its financial statements and the calculation of daily net asset values. The policies are in conformity with generally accepted accounting principles and the Investment Company Act of 1940 (the "Act"), as amended. The preparation of these financial statements requires the management of the Group to make estimates and assumptions which affect the reported amounts of assets and liabilities as of September 30, 1997 and the income and expenses reported for the period. Actual results could differ significantly from those estimates.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

SECURITIES VALUATION Investments in Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund (the "money market funds") are valued at amortized cost, which approximates the market value. Any premiums and discounts are amortized on a straight-line method to the maturity of the particular security. The use of the amortized cost method requires that the money market funds purchase only securities with a remaining maturity of 397 calendar days or less (longer if certain maturity shortening provisions in Rule 2a-7, of the Act, apply) and maintain a dollar weighted portfolio maturity of 90 days or less.

Investments in The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund (collectively the "non-money market funds") listed or traded on a national securities exchange are valued at the last sale price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as may be quoted by the National Association of Securities Dealers Automated Quotation System. If no quotations are available the portfolio securities are valued in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are recorded on the trade date, which is the date they are purchased or sold. Interest income is recognized on the accrual basis. Dividend income, if any, is recognized on the ex-dividend date. Realized gains or losses are calculated using the First-In/First-Out (FIFO) basis.

REPURCHASE AGREEMENTS It is the policy of the Group for its Custodian, Fifth Third Bank of Cincinnati, or a third-party bank reporting to the Custodian, to take possession of all securities pledged to the Group as collateral for the funds loaned in repurchase agreements. Repurchase agreements entered into by the Group must mature in seven days or less and be fully collateralized by securities eligible for purchase by the participating portfolio. The Group may only participate in repurchase transactions with those banks and securities broker/dealers that meet the credit criteria established by the Board of Trustees and monitored by CMC.

DEFERRED ORGANIZATIONAL COST Costs incurred with the initial organization of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund have been deferred and are being amortized on a straight-line basis over the 60 month period from the commencement of operations on June 24, 1993.

FEDERAL INCOME TAXES The Group has made no provision for Federal income taxes. It is the intention of the management of the Group to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and gains within the required time, to relieve it from all, or substantially all, Federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS The money market funds and Cardinal Government Obligations Fund declare dividends from net investment income daily and pay them to shareholders monthly. The Cardinal Fund, Cardinal Aggressive Growth Fund and Cardinal Balanced Fund declare and pay dividends from net

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

investment income, if any, quarterly. Realized capital gains, if any, are declared and paid annually by the Group. Distributions of net investment income and realized capital gains are determined in accordance with the Internal Revenue Code and may differ from those calculated in accordance with generally accepted accounting principles. Dividends and distributions which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. In the current year, the Cardinal Aggressive Growth Fund distributed capital gains which exceeded net realized gains by approximately $192,000, therefore qualifying as a distribution of capital.

OPTION WRITING When a portfolio of the Group writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from options written that expire unexercised are recognized as realized gains by the portfolio on the expiration date. The difference, if any, between the premium received and the amount paid in a closing transaction is also treated as a realized gain or loss. If a written option is exercised, the premium received is added to proceeds from sales of the underlying securities for call options written or deducted from the cost basis of securities purchased for put options written. The portfolios making use of option writing bear the market risk of an unfavorable change in the price of any security/index underlying the written option.

Written option activity for the year ended September 30, 1997 was as follows:

                                                           THE CARDINAL AGGRESSIVE      THE CARDINAL BALANCED
                                  THE CARDINAL FUND              GROWTH FUND                    FUND
                               -----------------------     -----------------------     -----------------------
                               NUMBER OF     AMOUNT OF     NUMBER OF     AMOUNT OF     NUMBER OF     AMOUNT OF
                                OPTIONS       PREMIUM       OPTIONS       PREMIUM       OPTIONS       PREMIUM
                               ---------     ---------     ---------     ---------     ---------     ---------
Options outstanding at
  September 30, 1996........       500       $ 462,665          90       $  49,459          0         $     0
Options written.............       800       1,197,591         635       1,071,392         65          88,117
Options canceled in closing
  purchase transactions.....      (500)       (635,991)       (600)       (875,286)         0               0
Options expired prior to
  exercise..................      (200)       (166,074)       (270)       (155,667)       (15)        (13,267)
                                  ----       ---------        ----       ---------        ---         -------
Options outstanding at
  September 30, 1997........       600       $ 858,191          55       $  89,898         50         $74,850
                                  ====       =========        ====       =========        ===         =======

EXPENSE ALLOCATION Expenses directly related to one of the Group's portfolios or classes are charged to that portfolio or class. Other operating expenses are allocated to the portfolios of the Group based on their relative net assets.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

3.  PURCHASES AND SALES OF SECURITIES

The purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 are as follows:

                                                                      PURCHASES       SALES
                                                                      ---------      -------
        The Cardinal Fund..........................................    $ 30,510      $40,159
        Cardinal Aggressive Growth Fund............................       7,618        3,781
        Cardinal Balanced Fund.....................................      14,144        8,798
        Cardinal Government Obligations Fund.......................      46,055       61,624

4.  TRANSACTIONS WITH AFFILIATES

CMC, an affiliated company, acts as the Investment Adviser and Transfer Agent for the Group under contracts monitored and annually approved by the Board of Trustees. CMC receives a fee based on the average net assets of each portfolio, plus reimbursement of out-of-pocket costs, for these services as outlined below as of September 30, 1997:

                                                         INVESTMENT ADVISER         TRANSFER AGENT
                                                        FEE AS A PERCENT OF         FEE -- ANNUAL
                                                         AVERAGE NET ASSETS       PER ACCOUNT CHARGE
                                                        --------------------      ------------------
        Money market funds.........................             0.50%                   $21.00
        The Cardinal Fund*.........................             0.60%                    18.00
        Cardinal Aggressive Growth Fund............             0.75%                    18.00
        Cardinal Balanced Fund.....................             0.75%                    18.00
        Cardinal Government Obligations Fund.......             0.50%                    21.00

---------------

* Prior to May 1, 1996, TOC served as Investment Adviser to The Cardinal Fund's predecessor, The Cardinal Fund, Inc., and was paid an investment adviser fee of 0.50% of average net assets.

TOC serves as the Group's distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, and the Administrative Service Plan. Under the Plan, the non-money market funds pay TOC an annual fee not to exceed .25% of the average net assets of the Investor shares of those funds for providing distribution and shareholder services. Under the Administrative Services Plan, TOC receives .15% of the average net assets of the Institutional shares of those funds for providing shareholder services. For the period from October 1, 1996 through December 31, 1996, The Ohio Company waived the fees under the Distribution and Shareholder Service and Administrative Services Plans.

CMC also acted as the Fund Accountant for the Group until January 20, 1997 when Fifth Third Bank, the Custodian for the Group, assumed that function.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

TOC reported to the Group that it received the following commissions (loads), after discounts to dealers, from the sale of shares of the portfolios of the Group for the year ended September 30, 1997:

        The Cardinal Fund --Investor Shares.................................     $ 732,412
        Cardinal Aggressive Growth Fund --Investor Shares...................        60,397
        Cardinal Balanced Fund --Investor Shares............................        53,812
        Cardinal Government Obligations Fund --Investor Shares..............       297,584

5.  COMMITMENTS AND CONTINGENCIES

The portfolios of the Group have available lines of credit with Fifth Third Bank of Cincinnati, the Custodian, which were unused at September 30, 1997. When used, borrowings under this arrangement are secured by investment securities and can be used only for short-term needs of the borrowing portfolio. Compensating balances are not required and the interest is calculated at 106% of the Custodian's prime lending rate. The amounts available under this arrangement are as follows:

        Cardinal Government Securities Money Market Fund.................     $ 25,000,000
        Cardinal Tax Exempt Money Market Fund............................       10,000,000
        The Cardinal Fund................................................       25,000,000
        Cardinal Aggressive Growth Fund..................................        2,000,000
        Cardinal Balanced Fund...........................................        2,000,000
        Cardinal Government Obligations Fund.............................       25,000,000

The aggregate limit on borrowing for the Group under this arrangement is $25,000,000.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

Fidelity Bond and Errors/Omissions insurance coverage for the Group and its officers and Trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Certain portfolios include in other assets deposits made for the initial capital and certificates of deposits that collateralize standby letters of credit supporting potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits, certificates of deposit and additional capital commitments of the Group:

                                                                           CERTIFICATES
                                                                              OF         ADDITIONAL
                                                              DEPOSITS      DEPOSIT      COMMITMENTS
                                                              --------     ---------     ---------
    Cardinal Government Securities Money Market Fund.......   $ 87,459     $ 175,000     $ 262,377
    Cardinal Tax Exempt Money Market Fund..................     13,291        27,000        39,873
    The Cardinal Fund......................................     28,588        56,600        85,764
    Cardinal Government Obligations Fund...................     30,644        61,000        91,932

6.  FEDERAL INCOME TAXES

For Federal income tax purposes, at September 30, 1997 Cardinal Government Obligations Fund had a capital loss carryforward available to offset future capital gains, if any, that will expire over the next eight years. Approximately $2,000,000 of the capital loss carryforward expired during the year ended September 30, 1997.

At September 30, 1997, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any. The amount of the capital loss carryforward and the years they expire are as follows:

                                                                   CARDINAL
                                                                  GOVERNMENT
                                      CARDINAL GOVERNMENT         SECURITIES          CARDINAL AGGRESSIVE
                  YEAR                 OBLIGATIONS FUND        MONEY MARKET FUND          GROWTH FUND
     ------------------------------   -------------------      -----------------      -------------------
     1998..........................       $ 1,867,822                     --                      --
     1999..........................           194,311                     --                      --
     2001..........................         1,489,408                     --                      --
     2002..........................         4,601,711                     --                      --
     Thereafter....................        10,979,417                404,405                 809,788
                                          -----------               --------                --------
                                          $19,132,669              $ 404,405               $ 809,788
                                          ===========               ========                ========

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

7.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Group for the years ended September 30, 1996 and 1997 were as follows (in thousands):

                                                       CARDINAL GOVERNMENT                     CARDINAL TAX EXEMPT
                                                  SECURITIES MONEY MARKET FUND                  MONEY MARKET FUND
                                                ---------------------------------       ---------------------------------
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                SEPT. 30, 1997     SEPT. 30, 1996       SEPT. 30, 1997     SEPT. 30, 1996
                                                --------------     --------------       --------------     --------------
    Shares outstanding:
      Beginning of period....................        477,875            445,374              59,915             64,780
                                                  ----------         ----------            --------           --------
    Share Transactions:
      Issued.................................      1,330,914          1,272,768             155,053            159,477
      Reinvested.............................         22,599             22,143               1,668              1,701
      Redeemed...............................     (1,327,106)        (1,262,409)           (156,352)          (166,043)
                                                  ----------         ----------            --------           --------
      Net change in shares...................         26,407             32,502                 369             (4,865)
                                                  ----------         ----------            --------           --------
      End of period..........................        504,282            477,875              60,284             59,915
                                                  ==========         ==========            ========           ========

                                                                                         CARDINAL AGGRESSIVE GROWTH FUND
                                                        THE CARDINAL FUND
                                                         INVESTOR SHARES                         INVESTOR SHARES
                                                ---------------------------------       ---------------------------------
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                SEPT. 30, 1997     SEPT. 30, 1996       SEPT. 30, 1997     SEPT. 30, 1996
                                                --------------     --------------       --------------     --------------
    Shares outstanding:
      Beginning of period....................         17,438             17,099                 855                844
                                                  ----------         ----------            --------           --------
    Share Transactions:
      Issued.................................            989                650                 140                218
      Reinvested.............................          1,512              2,835                  19                 66
      Redeemed...............................         (3,845)            (3,146)               (348)              (273)
                                                  ----------         ----------            --------           --------
      Net change in shares...................          1,344                339                (189)                11
                                                  ----------         ----------            --------           --------
      End of period..........................         16,094             17,438                 666                855
                                                  ==========         ==========            ========           ========

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                                                                               CARDINAL GOVERNMENT
                                                     CARDINAL BALANCED FUND                     OBLIGATIONS FUND
                                                         INVESTOR SHARES                         INVESTOR SHARES
                                                ---------------------------------       ---------------------------------
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                SEPT. 30, 1997     SEPT. 30, 1996       SEPT. 30, 1997     SEPT. 30, 1996
                                                --------------     --------------       --------------     --------------
    Shares outstanding:
      Beginning of period....................          1,210              1,262              16,557             18,544
                                                      ------             ------             -------            -------
    Share Transactions:
      Issued.................................            105                202               1,050                623
      Reinvested.............................            126                 81                 606                745
      Redeemed...............................           (261)              (335)             (3,534)            (3,355)
                                                      ------             ------             -------            -------
      Net change in shares...................            (30)               (52)             (1,878)            (1,987)
                                                      ------             ------             -------            -------
      End of period..........................          1,180              1,210              14,679             16,557
                                                      ======             ======             =======            =======

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1997

                                                                                               CARDINAL AGGRESSIVE
                                                                     THE CARDINAL FUND             GROWTH FUND
                                                                   INSTITUTIONAL SHARES       INSTITUTIONAL SHARES
                                                                  -----------------------    -----------------------
                                                                    FOR THE PERIOD FROM        FOR THE PERIOD FROM
                                                                  JANUARY 2, 1997 THROUGH    JANUARY 2, 1997 THROUGH
                                                                      SEPT. 30, 1997             SEPT. 30, 1997
                                                                  -----------------------    -----------------------
    Shares outstanding:
      Beginning of period......................................                 0                          0
                                                                           ------                     ------
    Share Transactions:
      Issued...................................................             1,894                        308
      Reinvested...............................................                12                          0
      Redeemed.................................................              (291)                       (32)
                                                                           ------                     ------
      Net change in shares.....................................             1,615                        276
                                                                           ------                     ------
      End of period............................................             1,615                        276
                                                                           ======                     ======

                                                                         CARDINAL              CARDINAL GOVERNMENT
                                                                       BALANCED FUND            OBLIGATIONS FUND
                                                                   INSTITUTIONAL SHARES       INSTITUTIONAL SHARES
                                                                  -----------------------    -----------------------
                                                                    FOR THE PERIOD FROM        FOR THE PERIOD FROM
                                                                  JANUARY 2, 1997 THROUGH    JANUARY 2, 1997 THROUGH
                                                                      SEPT. 30, 1997             SEPT. 30, 1997
                                                                  -----------------------    -----------------------
    Shares outstanding:
      Beginning of period......................................                 0                          0
                                                                          -------                    -------
    Share Transactions:
      Issued...................................................               172                        793
      Reinvested...............................................                 2                         37
      Redeemed.................................................               (45)                      (122)
                                                                          -------                    -------
      Net change in shares.....................................               129                        708
                                                                          -------                    -------
      End of period............................................               129                        708
                                                                  ==================         ==================

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                       YEAR ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------
                                                       1997         1996         1995         1994         1993
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING.........................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
INVESTMENT ACTIVITIES:
  Net investment income............................      0.05         0.05         0.05         0.03         0.02
                                                      -------      -------      -------      -------      -------
      Total from Investment Activities.............      0.05         0.05         0.05         0.03         0.02
                                                      -------      -------      -------      -------      -------
DISTRIBUTIONS:
  From net investment income.......................     (0.05)       (0.05)       (0.05)       (0.03)       (0.02)
                                                      -------      -------      -------      -------      -------
      Total Distributions..........................     (0.05)       (0.05)       (0.05)       (0.03)       (0.02)
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE, ENDING............................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
  Total return.....................................      4.67%        4.70%        4.98%        2.84%*       2.41%
  Net Assets at end of period (000)................   504,264      477,875      445,374      367,516      402,758
  Ratio of expenses to average net assets..........      0.88%        0.81%        0.81%        0.85%        0.79%
  Ratio of net investment income to average
    net assets.....................................      4.57%        4.74%        4.92%        2.94%        2.38%

---------------
* During the year ended September 30, 1994, CMC contributed $1,151,186 to Cardinal Government Securities Trust, the fund's predecessor, to offset losses incurred by the predecessor. Without the capital contribution, the 1994 total return would have been 2.55%.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                       YEAR ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------
                                                       1997         1996         1995         1994         1993
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING.........................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
INVESTMENT ACTIVITIES:
  Net investment income............................      0.03         0.03         0.03         0.02         0.02
                                                      -------      -------      -------      -------      -------
      Total from Investment Activities.............      0.03         0.03         0.03         0.02         0.02
                                                      -------      -------      -------      -------      -------
DISTRIBUTIONS:
  From net investment income.......................     (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
                                                      -------      -------      -------      -------      -------
      Total Distributions..........................     (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE, ENDING............................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return.....................................      2.72%        2.67%        3.02%        1.78%        1.81%
  Net Assets at end of period (000)................    60,284       59,915       64,780       80,531       91,159
  Ratio of expenses to average net assets..........      0.80%        0.89%        0.81%        0.76%        0.77%
  Ratio of net investment income to average
    net assets.....................................      2.79%        2.66%        2.99%        1.78%        1.80%

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- THE CARDINAL FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                ----------------------------------------------------------------
                                                  1997          1996          1995          1994          1993
                                                --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING...................   $  13.13      $  13.23      $  12.73      $  12.91      $  12.95
INVESTMENT ACTIVITIES:
  Net investment income......................       0.14          0.25          0.36          0.31          0.32
  Net realized and unrealized gain on
    investments..............................       4.64          1.95          1.32          0.12          0.55
                                                --------      --------      --------      --------      --------
    Total from Investment Activities.........       4.78          2.20          1.68          0.43          0.87
                                                --------      --------      --------      --------      --------
DISTRIBUTIONS:
  From net investment income.................      (0.13)        (0.26)        (0.35)        (0.33)        (0.29)
  From net realized gains....................      (1.13)        (2.04)        (0.83)        (0.28)        (0.62)
                                                --------      --------      --------      --------      --------
    Total Distributions......................      (1.26)        (2.30)        (1.18)        (0.61)        (0.91)
                                                --------      --------      --------      --------      --------
NET ASSET VALUE, ENDING......................   $  16.65      $  13.13      $  13.23      $  12.73      $  12.91
                                                ========      ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)..........      39.17%        17.96%        14.84%         3.38%         6.98%
  Net Assets at end of period (000)..........   $267,908      $229,042      $226,181      $246,581      $282,125
  Ratio of expenses to average net assets....       1.06%         0.75%         0.70%         0.72%         0.68%
  Ratio of net investment income after
    expenses to average net assets...........       0.97%         1.90%         2.89%         2.40%         2.46%
  Ratio of incurred expenses to average net
    assets (a)...............................       1.12%         0.85%         0.70%         0.72%         0.68%
  Ratio of net investment income after
    incurred expenses to average net assets
    (a)......................................       0.91%         1.80%         2.89%         2.40%         2.46%
  Portfolio turnover rate....................      12.73%        57.93%        19.78%        23.20%        11.11%
  Average commission rate paid (b)...........   $   0.08      $   0.08      $   0.08      $   0.08      $   0.08

---------------

(a)  During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.
(b)  Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- THE CARDINAL FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD FROM
                                                                                              JANUARY 2, 1997*
                                                                                                   THROUGH
                                                                                               SEPT. 30, 1997
                                                                                           -----------------------
NET ASSET VALUE, BEGINNING..............................................................           $ 12.92
INVESTMENT ACTIVITIES:
  Net investment income.................................................................              0.12
  Net realized and unrealized gain on investments.......................................              3.70
                                                                                                  --------
    Total from Investment Activities....................................................              3.82
                                                                                                  --------
DISTRIBUTIONS:
  From net investment income............................................................             (0.10)
  From net realized gains...............................................................                 0
                                                                                                  --------
    Total Distributions.................................................................             (0.10)
                                                                                                  --------
NET ASSET VALUE, ENDING.................................................................           $ 16.64
                                                                                                  ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return..........................................................................             29.77%
  Net Assets at end of period (000).....................................................           $26,881
                                                                                                  --------
  Ratio of expenses to average net assets...............................................              1.00%
  Ratio of net investment income after expenses to average net assets...................              1.04%
  Portfolio turnover rate...............................................................             12.73%
  Average commission rate paid (a)......................................................           $  0.08
                                                                                                  ========

---------------

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

  * Commencement of operations.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                          YEAR ENDED SEPTEMBER 30,                 JUNE 24, 1993*
                                                 ------------------------------------------           THROUGH
                                                  1997        1996        1995        1994       SEPTEMBER 30, 1993
                                                 ------      ------      ------      ------      ------------------
NET ASSET VALUE, BEGINNING....................   $11.31      $12.37      $ 9.94      $10.47            $10.00
INVESTMENT ACTIVITIES:
  Net investment loss.........................    (0.20)      (0.17)      (0.10)      (0.13)            (0.03)
  Net realized and unrealized gain (loss)
    on investments............................     3.86        0.01        2.53       (0.36)             0.50
                                                 -------     -------     -------     -------          -------
      Total from Investment Activities........     3.66       (0.16)       2.43       (0.49)             0.47
                                                 -------     -------     -------     -------          -------
DISTRIBUTIONS:
  From net realized gains.....................    (0.27)      (0.90)       0.00       (0.04)             0.00
                                                 -------     -------     -------     -------          -------
      Total Distributions.....................    (0.27)      (0.90)       0.00       (0.04)             0.00
                                                 -------     -------     -------     -------          -------
NET ASSET VALUE, ENDING.......................   $14.70      $11.31      $12.37      $ 9.94            $10.47
                                                 =======     =======     =======     =======          =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)...........    32.95%      (1.13)%     24.35%      (4.74)%            4.70%
  Net Assets at end of period (000)...........   $9,792      $9,669      $10,434     $9,460            $6,320
  Ratio of expenses to average net assets.....     1.86%       1.95%       2.24%       2.51%             0.91%
  Ratio of net investment loss after
    expenses to average net assets............    (1.50)%     (1.52)%     (0.92)%     (1.50)%           (0.53)%
  Ratio of incurred expenses to average net
    assets (a)................................     1.93%       2.17%       2.25%       2.51%             0.91%
  Ratio of net investment loss after incurred
    expenses to average net assets (a)........    (1.57)%     (1.75)%     (0.93)%     (1.50)%           (0.53)%
  Portfolio turnover rate.....................    34.43%      48.60%      80.35%      95.70%            31.15%
  Average commission rate paid (b)............   $ 0.07      $ 0.07      $ 0.07      $ 0.09            $ 0.08

---------------

  * Commencement of operations.

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 2, 1997*
                                                                                                THROUGH
                                                                                             SEPT. 30, 1997
                                                                                         ----------------------
NET ASSET VALUE, BEGINNING............................................................           $11.62
INVESTMENT ACTIVITIES:
  Net investment loss.................................................................            (0.15)
  Net realized and unrealized gain (loss)
    on investments....................................................................             3.24
                                                                                                -------
      Total from Investment Activities................................................             3.09
                                                                                                -------
DISTRIBUTIONS:
  From net realized gains.............................................................             0.00
                                                                                                -------
      Total Distributions.............................................................             0.00
                                                                                                -------
NET ASSET VALUE, ENDING...............................................................           $14.71
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return........................................................................            26.59%
  Net Assets at end of period (000)...................................................           $4,062
  Ratio of expenses to average net assets.............................................             2.11%
  Ratio of net investment loss after
    expenses to average net assets....................................................            (1.71)%
  Portfolio turnover rate.............................................................            34.43%
  Average commission rate paid (a)....................................................           $ 0.07

---------------

  * Commencement of operations.

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL BALANCED FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                        YEAR ENDED SEPTEMBER 30,                   JUNE 24, 1993*
                                             ----------------------------------------------           THROUGH
                                              1997         1996         1995         1994        SEPTEMBER 30, 1993
                                             -------      -------      -------      -------      ------------------
NET ASSET VALUE, BEGINNING................   $ 11.86      $ 11.52      $  9.90      $ 10.13           $  10.00
INVESTMENT ACTIVITIES:
  Net investment income...................      0.27         0.41         0.34         0.23               0.02
  Net realized and unrealized gain (loss)
    on investments........................      2.40         0.73         1.67        (0.20)              0.12
                                             --------     --------     --------     --------          --------
      Total from Investment Activities....      2.67         1.14         2.01         0.03               0.14
                                             --------     --------     --------     --------          --------
DISTRIBUTIONS:
  From net investment income..............     (0.24)       (0.41)       (0.35)       (0.23)             (0.01)
  From net realized gains.................     (1.06)       (0.39)       (0.04)       (0.03)              0.00
                                             --------     --------     --------     --------          --------
      Total Distributions.................     (1.30)       (0.80)       (0.39)       (0.26)             (0.01)
                                             --------     --------     --------     --------          --------
NET ASSET VALUE, ENDING...................   $ 13.23      $ 11.86      $ 11.52      $  9.90           $  10.13
                                             ========     ========     ========     ========          ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load).......     24.71%       10.26%       20.76%        0.37%              1.40%
  Net Assets at end of period (000).......   $15,616      $14,345      $14,535      $13,973           $ 10,811
  Ratio of expenses to average net
    assets................................      1.44%        1.64%        1.94%        2.07%              0.70%
  Ratio of net investment income after
    expenses to average net assets........      2.23%        3.54%        3.24%        2.44%              0.35%
  Ratio of incurred expenses to average
    net assets (a)........................      1.50%        1.86%        1.95%        2.07%              0.70%
  Ratio of net investment income after
    incurred expenses to average net
    assets (a)............................      2.17%        3.32%        3.23%        2.44%              0.35%
  Portfolio turnover rate.................     61.23%       18.34%       37.62%       59.09%             60.67%
  Average commission rate paid (b)........   $  0.09      $  0.09      $  0.09      $  0.10           $   0.10

---------------

  * Commencement of operations.

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CARDINAL BALANCED FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 2, 1997*
                                                                                                THROUGH
                                                                                             SEPT. 30, 1997
                                                                                         ----------------------
NET ASSET VALUE, BEGINNING............................................................          $  11.16
INVESTMENT ACTIVITIES:
  Net investment income...............................................................              0.16
  Net realized and unrealized gain (loss) on investments..............................              2.08
                                                                                                --------
      Total from Investment Activities................................................              2.24
                                                                                                --------
DISTRIBUTIONS:
  From net investment income..........................................................             (0.17)
                                                                                                --------
      Total Distributions.............................................................             (0.17)
                                                                                                --------
NET ASSET VALUE, ENDING...............................................................          $  13.23
                                                                                                ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return........................................................................             20.17%
  Net Assets at end of period (000)...................................................          $  1,708
  Ratio of expenses to average net assets.............................................              1.51%
  Ratio of net investment income after expenses to average net assets.................              1.99%
  Portfolio turnover rate.............................................................             61.23%
  Average commission rate paid (a)....................................................          $   0.09

---------------

  * Commencement of operations.

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT OBLIGATIONS FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                ----------------------------------------------------------------
                                                  1997          1996          1995          1994          1993
                                                --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING...................   $   8.05      $   8.18      $   7.96      $   8.63      $   8.95
INVESTMENT ACTIVITIES:
  Net investment income......................       0.61          0.60          0.64          0.66          0.74
  Net realized and unrealized gain (loss) on
    investments..............................       0.11         (0.12)         0.22         (0.68)        (0.32)
                                                --------      --------      --------      --------      --------
    Total from Investment Activities.........       0.72          0.48          0.86         (0.02)         0.42
                                                --------      --------      --------      --------      --------
DISTRIBUTIONS:
  From net investment income.................      (0.57)        (0.60)        (0.64)        (0.65)        (0.74)
  Tax return of capital......................       0.00         (0.01)         0.00          0.00          0.00
                                                --------      --------      --------      --------      --------
    Total Distributions......................      (0.57)        (0.61)        (0.64)        (0.65)        (0.74)
                                                --------      --------      --------      --------      --------
NET ASSET VALUE, ENDING......................   $   8.20      $   8.05      $   8.18      $   7.96      $   8.63
                                                ========      ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)..........       9.28%         6.04%        11.27%        (0.27)%        4.83%
  Net Assets at end of period (000)..........   $120,342      $133,298      $151,711      $169,529      $208,883
  Ratio of expenses to average net assets....       1.01%         0.78%         0.76%         0.75%         0.73%
  Ratio of net investment income after
    charged expenses to average net assets...       7.06%         7.39%         7.93%         7.88%         8.32%
  Ratio of incurred expenses to average net
    assets (a)...............................       1.08%         0.88%         0.76%         0.75%         0.73%
  Ratio of net investment income after
    incurred expenses to average net assets
    (a)......................................       6.99%         7.29%         7.93%         7.88%         8.32%
  Portfolio turnover rate....................      34.53%        33.58%        36.71%        21.95%        24.94%

---------------

(a)  During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT OBLIGATIONS FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD FROM
                                                                                           JANUARY 2, 1997*
                                                                                                THROUGH
                                                                                            SEPT. 30, 1997
                                                                                        -----------------------
NET ASSET VALUE, BEGINNING...........................................................           $  8.09
INVESTMENT ACTIVITIES:
  Net investment income..............................................................              0.42
  Net realized and unrealized gain (loss) on investments.............................              0.12
                                                                                                -------
    Total from Investment Activities.................................................              0.54
                                                                                                -------
DISTRIBUTIONS:                                                                                     0.43
  From net investment income.........................................................              0.00
                                                                                                -------
    Total Distributions..............................................................              0.43
                                                                                                -------
NET ASSET VALUE, ENDING..............................................................           $  8.20
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return.......................................................................              6.86%
  Net Assets at end of period (000)..................................................           $ 5,803
  Ratio of expenses to average net assets............................................              0.93%
  Ratio of net investment income after charged expenses to average net assets........              7.00%
  Portfolio turnover rate............................................................             34.53%

---------------

* Commencement of operations.

See notes to financial statements.

                                    APPENDIX

        Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

        Commercial paper rated F-1 by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-2 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F-1.

        The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

        Corporate Debt Ratings. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and

B is regard as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lease degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

        The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated

B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

        The following summarizes the six highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated BB is below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated B is below investment grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

        To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

        The following summarizes the six highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        The following summarizes IBCA's six highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Obligations rated BB are those for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Obligations rated B are those for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

        The following summarizes Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated B show a higher degree of uncertainty and therefore greater likelihood of default that higher-rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

Definitions of Certain Money Market Instruments

Commercial Paper

        Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

        Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

        Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include

Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

        Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                             Registration Statement
                                       of
                               THE CARDINAL GROUP
                                       on
                                    Form N-1A


PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         Included in Part A:

     (i) Cardinal Balanced Fund

         Financial Highlights

    (ii) Cardinal Aggressive Growth Fund

         Financial Highlights

   (iii) The Cardinal Fund

         Financial Highlights

    (iv) Cardinal Government Obligations Fund

         Financial Highlights

     (v) Cardinal Government Securities Money Market Fund

         Financial Highlights

    (vi) Cardinal Tax Exempt Money Market Fund

         Financial Highlights

    Included in Part B:

    (i)  Cardinal Balanced Fund


         --       Statement of Investments
                  September 30, 1997

         --       Statement of Assets and Liabilities
                  September 30, 1997

         --       Statement of Operations for the year ended
                  September 30, 1997

         -- Statement of Changes in Net Assets for the years ended September 30, 1997 and 1996

         --       Notes to Financial Statements
                  September 30, 1997

         -- Financial Highlights of the Investor Shares for the years ended September 30, 1997, 1996, 1995 and 1994 and the period from June
                  24, 1993 (commencement of operations)
                  through September 30, 1993.

         --       Financial Highlights of the Institutional
                  Shares for the period from January 2, 1997
                  (commencement of operations) through September
                  30, 1997

         --       Independent Auditors' Report dated
                  November 14, 1997

    (ii) Cardinal Aggressive Growth Fund

         --       Statement of Investments
                  September 30, 1997

         --       Statement of Assets and Liabilities
                  September 30, 1997

         --       Statement of Operations for the year ended
                  September 30, 1997

         -- Statement of Changes in Net Assets for the years ended September 30, 1997 and 1996

         --       Notes to Financial Statements
                  September 30, 1997

         -- Financial Highlights of the Investor Shares for the years ended September 30, 1997, 1996, 1995 and 1994 and the period from June
                  24, 1993 (commencement of operations)
                  through September 30, 1993.

         --       Financial Highlights of the Institutional
                  Shares for the period from January 2, 1997
                  (commencement of operations) through September
                  30, 1997

         --       Independent Auditors' Report dated November
                  14, 1997

   (iii) The Cardinal Fund

         --       Statement of Investments
                  September 30, 1997

          --       Statement of Assets and Liabilities
                   September 30, 1997

          --       Statement of Operations for the year ended
                   September 30, 1997

          -- Statement of Changes in Net Assets for the years ended September 30, 1997 and 1996

          --       Notes to Financial Statements
                   September 30, 1997

          -- Financial Highlights of the Investor Shares for the years ended September 30, 1997, 1996, 1995, 1994 and 1993.

          --       Financial Highlights of the Institutional
                   Shares for the period from January 2, 1997
                   (commencement of operations) through September
                   30, 1997

          --       Independent Auditors' Report dated
                   November 14, 1997

     (iv) Cardinal Government Obligations Fund

          --       Statement of Investments
                   September 30, 1997

          --       Statement of Assets and Liabilities
                   September 30, 1997

          --       Statement of Operations for the year ended
                   September 30, 1997

          -- Statement of Changes in Net Assets for the years ended September 30, 1997 and 1996

          --       Notes to Financial Statements
                   September 30, 1997

          -- Financial Highlights of the Investor Shares for the years ended September 30, 1997, 1996, 1995, 1994 and 1993.

          --       Financial Highlights of the Institutional
                   Shares for the period from January 2, 1997
                   (commencement of operations) through September
                   30, 1997

          --       Independent Auditors' Report dated
                   November 14, 1997

     (v) Cardinal Government Securities Money Market Fund

         --       Statement of Investments
                  September 30, 1997

         --       Statement of Assets and Liabilities
                  September 30, 1997

         --       Statement of Operations for the year ended
                  September 30, 1997

         -- Statement of Changes in Net Assets for the years ended September 30, 1997 and 1996

         --       Notes to Financial Statements
                  September 30, 1997

         --       Financial Highlights for the years ended
                  September 30, 1997, 1996, 1995, 1994 and 1993.

         --       Independent Auditors' Report dated
                  November 14, 1997

    (vi) Cardinal Tax Exempt Money Market Fund

         --       Statement of Investments
                  September 30, 1997

         --       Statement of Assets and Liabilities
                  September 30, 1997

         --       Statement of Operations for the year ended
                  September 30, 1997

         -- Statement of Changes in Net Assets for the years ended September 30, 1997 and 1996

         --       Notes to Financial Statements
                  September 30, 1997

         --       Financial Highlights for the years ended
                  September 30, 1997, 1996, 1995, 1994 and 1993.

         --       Independent Auditors' Report dated
                  November 14, 1997

   (vii) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

     (b) Exhibits

          (1) (a) Declaration of Trust, dated as of March 23, 1993, is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on
                    October 27, 1995.

               (b) Amendment to Declaration of Trust as adopted October 20, 1995, is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.


               (c) Amendment to Declaration of Trust as adopted July 19, 1996, is incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.


          (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

          (3)  None.

          (4)  None.

          (5) Investment Advisory and Management Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit
               (5) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.


          (6) (a) Distribution Agreement dated as of June 18, 1993, as amended as of January 2, 1997, between Registrant and The Ohio Company is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

               (b) Form of revised Selected Dealer Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on

                    Form N-1A (No. 33-59984) filed on August 2, 1996.

               (7)  None.

               (8) Custody Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and The Fifth Third Bank is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33- 59984) filed on April 26, 1996.


               (9)  (a)  Transfer Agency Agreement dated as of January 22, 1997 between Registrant and Cardinal Management Corp.

                    (b) Institutional Class Administrative Services Plan is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

                    (c) Form of Servicing Agreement pursuant to Administrative Services Plan is incorporated by reference to Exhibit
                         (9)(c) of Post-Effective Amendment No. 9 to
                         Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

                    (d) Fund Accounting and Services Agreement dated as of January 22, 1997 between Registrant and The Fifth Third Bank.

               (10) An opinion of Counsel with respect to the Shares of Cardinal
                    Balanced Fund, Cardinal Aggressive Growth Fund, The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund was filed with Registrant's Notice filed on November 26, 1996, pursuant to Rule 24f-2.


               (11) Consent of KPMG Peat Marwick LLP.

               (12) None.

               (13) Purchase Agreement dated June 4, 1993, between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit (13) of

                    Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33- 59984) filed on October 27, 1995.

               (14) None.

               (15) (a) Investor A Distribution and Shareholder Service Plan is incorporated by reference to Exhibit (15)(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

                    (b) Rule 12b-1 Agreement dated June 18, 1993, as amended as of January 2, 1997, between Registrant and The Ohio Company (a related agreement under the Rule 12b-1 Plan) is incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

                    (c) Form of revised Selected Dealer Agreement (a related agreement under the Rule 12b-1 Plan) is incorporated by reference to Exhibit (15)(c) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

               (16) (a) Computation of Performance Quotations for Cardinal Balanced Fund is incorporated by reference to Exhibit (16)(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-59984) filed on December 20, 1996.

                    (b) Computation of Performance Quotations for Cardinal Aggressive Growth Fund is incorporated by reference to Exhibit (16)(b) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-59984) filed on December 20, 1996.


                    (c) Computation of Performance Quotations for The Cardinal Fund is incorporated by reference to Exhibit (16)(c) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

                    (d) Computation of Performance Quotations for Cardinal Government Obligations Fund is incorporated by reference to Exhibit (16)(d) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.


                    (e) Computation of Performance Quotations for Cardinal Government Securities Money Market Fund is incorporated by reference to Exhibit (16)(e) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

                    (f) Computation of Performance Quotations for Cardinal Tax Exempt Money Market Fund is incorporated by reference to Exhibit (16)(f) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.


               (17) Financial Data Schedules.


               (18) Rule 18f-3 Plan as adopted July 19, 1996 is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.

               (19) (a)  Consent of Baker & Hostetler LLP

                    (b) Powers of Attorney of H. Keith Allen, Gordon B. Carson, Michael J. Knilans, James I. Luck, David L. Nelson, C.
                         A. Peterson, Frank W. Siegel, Joseph H. Stegmayer, Lawrence H. Rogers II and James M. Schrack, II are incorporated by reference to Exhibit (19)(b) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.


Item 25.  Persons Controlled Or Under Common Control With Registrant

          None

Item 26.  Number Of Holders Of Securities


          The following table sets forth as of January 22, 1998, the number of record holders of each series of shares of Registrant:

                                                               Number of
                         Title of Series                    Record Holders
                         ---------------                    --------------
       Cardinal Balanced Fund (Investor                          1,071
                A Shares)

       Cardinal Balanced Fund (Investor                              8
                Y Shares)

       Cardinal Aggressive Growth Fund                           1,097
                (Investor A Shares)

       Cardinal Aggressive Growth Fund                              14
                (Investor Y Shares)

       The Cardinal Fund (Investor A Shares)                    10,604

       The Cardinal Fund (Investor Y Shares)                        41

       Cardinal Government Obligations                           4,862
                Fund (Investor A Shares)

       Cardinal Government Obligations                              35
                Fund (Investor Y Shares)

       Cardinal Government Securities Money                     70,318
                Market Fund

       Cardinal Tax Exempt Money Market                          3,730
                Fund

Item 27.  Indemnification

          Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodian, investment adviser and manager, transfer agent and fund accountant is provided for, respectively, in
          Section 1.11 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section 8.1 of the Custody Agreement filed as Exhibit 8 hereto, Section 6 of the Investment Advisory and Management Agreement filed as Exhibit 5 hereto, Section 9 of the Transfer Agency Agreement filed as Exhibit 9(a) hereto, and Section 12 of the Fund Accounting and Services Agreement filed as Exhibit (9)(d) hereto. As of the effective date of this Registration Statement, the Group will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

          Information with respect to Cardinal Management Corp. and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE FUND(S)?" contained in Prospectuses and "MANAGEMENT OF THE GROUP" contained in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

          To the knowledge of Registrant, none of the directors or officers of Cardinal Management Corp., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Cardinal Management Corp. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

Officer or Director
of Cardinal                       Name and Address                    Nature of
Management Corp.                  of Business                         Connection
----------------                  -----------                         ----------
H. Keith Allen                    The Ohio Company                    Chief Operating
                                  155 East Broad Street               Officer, Secretary
                                  Columbus, Ohio  43215               and Director

                                  Ad Management Corp.                 Secretary/Treasurer
                                  155 East Broad Street               and Director
                                  Columbus, Ohio 43215

                                  Cardinal Financial                  Secretary/Treasurer
                                  Management Corp.                    and Director
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Midwest Parking, Inc.               Secretary/Treasurer
                                  155 East Broad Street               and Director
                                  Columbus, Ohio  43215

                                  Insurance Ohio Company              Secretary/Treasurer
                                  Agency                              and Director
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Ohio Equities Inc.                  Secretary/Treasurer
                                  395 East Broad Street               and Director
                                  Columbus, Ohio  43215

                                  The Cardinal Group                  Trustee and Chairman
                                  155 East Broad Street
                                  Columbus, Ohio 43215



Frank W. Siegel                   The Ohio Company                    Senior Vice President
                                  155 East Broad Street
                                  Columbus, Ohio 43215



                                  The Cardinal Group                  President and Trustee
                                  155 East Broad Street
                                  Columbus, Ohio 43215


Item 29.  Principal Underwriter

          (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to such companies in its capacity as a broker- dealer in securities.

          (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:


Name and Principal                      Position and Offices                       Positions and Offices
Business Address                        with Underwriter                           with Registrant
----------------                        ----------------                           ---------------
John F. Wolfe                           Chairman of the Board,
34 South Third Street                   President and Chief Exec.
Columbus, Ohio 43215                    Officer and Director

William C. Wolfe                        Director
34 South Third Street
Columbus, Ohio 43215

H. Keith Allen                          Chief Operating Officer,                  Chairman and Trustee
155 East Broad Street                   Senior Executive Vice
Columbus, Ohio 43215                    President, Secretary and
                                        Director

Martin H. Vogtsberger                   Senior Executive Vice
155 East Broad Street                   President and Director
Columbus, Ohio 43215

Thomas A. Brownfield                    Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Jerry L. Greene                         Senior Vice President/
155 East Broad Street                   Accounting and Treasurer
Columbus, Ohio 43215

Kenneth S. Koralewski                   Senior Vice President &
155 East Broad Street                   Manager, Municipal
Columbus, Ohio 43215                    Syndicate & Trading

John R. Merrell                         Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Curtis D. Milner                        Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Frank W. Siegel                         Senior Vice President                      President and Trustee
155 East Broad Street
Columbus, Ohio 43215

Thomas G. Terry                         Senior Vice President/OTC
155 East Broad Street                   Trading
Columbus, Ohio 43215

Name and Principal                      Position and Offices                       Positions and Offices
Business Address                        with Underwriter                           with Registrant
----------------                        ----------------                           ---------------
George E. Tootle, Jr.                   Senior Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

G. Douglas Voelz                        Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

John C. Adams                           Vice President/Public
155 East Broad Street                   Finance-Negotiated
Columbus, Ohio 43215

William N. Anderson                     Vice President/NYSE Floor
155 East Broad Street                   Broker
Columbus, Ohio 43215

Gary E. Baird                           Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

Greg Betchkel                           Vice President/
155 East Broad Street                   Compliance
Columbus, Ohio 43215

John Bevilacqua                         Vice President/Asset
155 East Broad Street                   Management
Columbus, Ohio 43215

Gordon L. Brookhart                     Vice President/Personal
155 East Broad Street                   Financial Planning
Columbus, Ohio 43215

John R. Carle                           Vice President/Cardinal
155 East Broad Street                   Government Obligations Fund
Columbus, Ohio 43215

Robert A. Corea                         Vice President/Corporate
155 East Broad Street                   Finance
Columbus, Ohio 43215

William J. Denehy                       Vice President/Corporate Bond
155 East Broad Street                   Trading
Columbus, Ohio 43215

Harold C. Elliott                       Vice President
155 East Broad Street
Columbus, Ohio 43215

Name and Principal                      Position and Offices                       Positions and Offices
Business Address                        with Underwriter                           with Registrant
----------------                        ----------------                           ---------------
Albert W. Erickson, III                 Vice President/Public
155 East Broad Street                   Finance-Negotiated
Columbus, Ohio 43215

Michael Goodman                         Vice President/Municipal
155 East Broad Street                   Trading
Columbus, Ohio 43215

Douglas W. Hindenlang                   Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Jon P. Jones                            Vice President/Municipal
155 East Broad Street                   Trading
Columbus, Ohio 43215

Mark E. Koprucki                        Vice President/Research
155 East Broad Street
Columbus, Ohio 43215

Matthew E. Lee                          Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Ellwood W. Lewis                        Vice President/Asset
155 East Broad Street                   Management
Columbus, Ohio 43215

Carson E. Lugibihl                      Vice President/Trust Officer
155 East Broad Street
Columbus, Ohio 43215

Joseph A. Miner                         Vice President/Asset
155 East Broad Street                   Management
Columbus, Ohio 43215

Thomas E. Murphy                        Vice President/Corporate
155 East Broad Street                   Finance
Columbus, Ohio 43215

C. Thomas Pfister                       Vice President/Public
155 East Broad Street                   Finance - Negotiated
Columbus, Ohio 43215

Larry J. Rapp                           Vice President/Manager,
155 East Broad Street                   Technical Services
Columbus, Ohio 43215

Kara L. Rider                           Vice President/Municipal
155 East Broad Street                   Trading
Columbus, Ohio 43215

James M. Schrack II                     Vice President                             Treasurer
155 East Broad Street
Columbus, Ohio 43215

Richard H. Stillman                     Vice President/Public
155 East Broad Street                   Finance-Negotiated
Columbus, Ohio 43215

Name and Principal                      Position and Offices                       Positions and Offices
Business Address                        with Underwriter                           with Registrant
----------------                        ----------------                           ---------------
Mary T.E. Taylor                        Vice President/Trust Officer
155 East Broad Street
Columbus, Ohio 43215

Michael S. Tedesco                      Vice President/Municipal
155 East Broad Street                   Trading
Columbus, Ohio 43215

James W. Trapp                          Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

William T. Weldon                       Vice President/Operations
155 East Broad Street
Columbus, Ohio 43215

David C. Will                           Vice President/Asset
155 East Broad Street                   Management
Columbus, Ohio 43215

Rodney A. Yeager                        Vice President/Tele-
155 East Broad Street                   communications
Columbus, Ohio 43215

Mark E. Backes                          Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

David E. Brown                          Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

Roger W. Butler                         Assistant Vice President/
155 East Broad Street                   Compliance
Columbus, Ohio 43215

Scott E. Decker                         Assistant Vice President/
155 East Broad Street                   Trust-Internal Auditor
Columbus, Ohio 43215

Dave G. Duncan                          Assistant Vice President/
155 East Broad Street                   Syndicate
Columbus, Ohio 43215

Carolyn A. Garner                       Assistant Vice President
155 East Broad Street
Columbus, Ohio 43215

Charles H. Graves, Sr.                  Assistant Vice
155 East Broad Street                   President/Sales
Columbus, Ohio 43215

Ronald G. Hall                          Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

Helen J. Huntington                     Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

Name and Principal                      Position and Offices                       Positions and Offices
Business Address                        with Underwriter                           with Registrant
----------------                        ----------------                           ---------------
Kent E. Irwin                           Assistant Vice President/
155 East Broad Street                   Mutual Fund Coordinator
Columbus, Ohio 43215

Lawrence W. Landenberger                Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

Virginia L. McCargish                   Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

Kevin P. Morrow                         Assistant Vice President/
155 East Broad Street                   Research
Columbus, Ohio 43215

Richard D. Oltean                       Assistant Vice President/
155 East Broad Street                   Trust - Qualified Plans
Columbus, Ohio 43215

Mark Ostroske                           Assistant Vice President/
155 East Broad Street                   Asset Management
Columbus, Ohio 43215

Daniel S. Peters                        Assistant Vice President/
155 East Broad Street                   Municipal Trading
Columbus, Ohio 43215

E. Eugene Robinson                      Assistant Vice President/
155 East Broad Street                   Research
Columbus, Ohio 43215

Michael C. Roney                        Assistant Vice President/
155 East Broad Street                   Asset Management
Columbus, Ohio 43215

David A. Seely, Jr.                     Assistant Vice President/
155 East Broad Street                   Operations
Columbus, Ohio 43215

Susan H. Shaw                           Assistant Vice President/
155 East Broad Street                   National Syndicate
Columbus, Ohio 43215

William J. Terlesky                     Assistant Vice President/
155 East Broad Street                   Municipal Trading
Columbus, Ohio 43215

Ronald J. Trubisky                      Assistant Vice President/
155 East Broad Street                   Corporate Bond Trading
Columbus, Ohio 43215

Douglas J. Walouke                      Assistant Vice President/
155 East Broad Street                   Research
Columbus, Ohio 43215

Name and Principal                      Position and Offices                       Positions and Offices
Business Address                        with Underwriter                           with Registrant
----------------                        ----------------                           ---------------
Richard J. Wayman                       Assistant Vice President/
155 East Broad Street                   Research
Columbus, Ohio 43215

Lori A. Wells                           Assistant Vice President/
155 East Broad Street                   Technical Services
Columbus, Ohio 43215



Item 30.  Location of Accounts and Records

          (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (records relating to its functions as investment adviser and manager, Declaration of Trust, By-Laws and Minute Books).

          (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as distributor).


          (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent).

          (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian and fund accountant).


Item 31.  Management Services

          None.

Item 32.  Undertakings

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Columbus and State of Ohio on the 27th day of January, 1998. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

                                          THE CARDINAL GROUP


                                           By /s/ Frank W. Siegel
                                              ------------------------------
                                                  Frank W. Siegel, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                                          Title                                       Date
        ---------                                          -----                                       ----
/s/  Frank W. Siegel                        President (Principal                           January 27, 1998
----------------------------
     Frank W. Siegel                         Executive Officer)

/s/ *H. Keith Allen                         Chairman and Trustee                           January 27, 1998
----------------------------
     H. Keith Allen

/s/ *Gordon B. Carson                       Trustee                                        January 27, 1998
----------------------------
     Gordon B. Carson

/s/ *Michael J. Knilans                     Trustee                                        January 27, 1998
----------------------------
     Michael J. Knilans

/s/ *James I. Luck                          Trustee                                        January 27, 1998
----------------------------
     James I. Luck

/s/ *David L. Nelson                        Trustee                                        January 27, 1998
----------------------------
     David L. Nelson

/s/ *C. A. Peterson                         Trustee                                        January 27, 1998
---------------------------
     C. A. Peterson

/s/ *Lawrence H. Rogers II                  Trustee                                        January 27, 1998
---------------------------
     Lawrence H. Rogers II

/s/ *Joseph H. Stegmayer                    Trustee                                        January 27, 1998
---------------------------
     Joseph H. Stegmayer

/s/  James M. Schrack II                    Treasurer (Principal                           January 27, 1998
---------------------------
     James M. Schrack II                    Financial and Accounting
                                            Officer)

*By /s/James M. Schrack II                                                                 January 27, 1998
   ------------------------
       James M. Schrack II
       Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit No.                  Description                       Page
-----------                  -----------                       ----

(1)(a)        Declaration of Trust, dated as of March
              23, 1993, was filed as Exhibit (1)(a) of Post-Effective Amendment No. 3 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on October
              27, 1995.

   (b)        Amendment to Declaration of Trust as
              adopted October 20, 1995, was filed as
              Exhibit (1)(b) of Post-Effective
              Amendment No. 3 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on October 27, 1995.


   (c)        Amendment to Declaration of Trust as adopted July
              19, 1996 was filed as Exhibit (1)(c) of
              Post-Effective Amendment No. 9 to Registrant's
              Registration Statement on Form N-1A (No. 33-59984) filed on December 20, 1996.


(2)           By-Laws were filed as Exhibit (2) of
              Post-Effective Amendment No. 3 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on October
              27, 1995.

(3)           None

(4)           None

(5)           Investment Advisory and Management
              Agreement dated as of June 18, 1993, as
              amended as of January 10, 1996, between
              Registrant and Cardinal Management Corp.
              was filed as Exhibit (5) of Post-
              Effective Amendment No. 5 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on April 26, 1996.


(6)(a)        Distribution Agreement dated as of June
              18, 1993, as amended as of January 2,
              1997, between Registrant and The Ohio
              Company was filed as Exhibit (6)(a) of
              Post-Effective Amendment No. 9 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on
              December 20, 1996.

Exhibit No.                  Description                         Page
-----------                  -----------                         ----

   (b) Form of revised Selected Dealer Agreement was filed as Exhibit (6)(b) of Post-
              Effective Amendment No. 6 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on August 2, 1996.

(7)           None

(8)           Custody Agreement dated as of June 18,
              1993, as amended as of January 10, 1996, between Registrant and The Fifth Third
              Bank was filed as Exhibit (8) of Post-
              Effective Amendment No. 5 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on April 26, 1996.


(9)(a)        Transfer Agency Agreement dated as of
              January 22, 1997, between Registrant and
              Cardinal Management Corp.

   (b)        Institutional Class Administrative
              Services Plan was filed as Exhibit (9)(b) of Post-Effective Amendment No. 9 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on
              December 20, 1996.

   (c)        Form of Servicing Agreement pursuant to
              Administrative Services Plan was filed as Exhibit
              (9)(c) of Post-Effective Amendment No. 9 to
              Registrant's Registration Statement on Form N-1A
              (No. 33-59984) filed on December 20, 1996.

   (d)        Fund Accounting and Services Agreement dated as of
              January 22, 1997 between Registrant and The Fifth
              Third Bank.

Exhibit No.                  Description                         Page
-----------                  -----------                         ----
(10) An opinion of Counsel with respect to the Shares of Cardinal Balanced Fund,
              Cardinal Aggressive Growth Fund, The
              Cardinal Fund, Cardinal Government
              Obligations Fund, Cardinal Government
              Securities Money Market Fund and Cardinal
              Tax Exempt Money Market Fund was filed
              with Registrant's Notice filed on
              November 26, 1996, pursuant to Rule 24f-
              2.

(11)          Consent of KPMG Peat Marwick LLP.

(12)          None

(13)          Purchase Agreement dated June 4, 1993,
              between Registrant and Cardinal Management
              Corp. was filed as Exhibit (13) of Post-
              Effective Amendment No. 3 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on October 27, 1995.

(14)          None


(15)(a)       Investor A Distribution and Shareholder
              Service Plan was filed as Exhibit (15)(a) of Post-Effective Amendment No. 9 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on
              December 20, 1996.

Exhibit No.                  Description                         Page
-----------                  -----------                         ----


    (b) Rule 12b-1 Agreement dated June 18, 1993, as amended as of January 2, 1997, between Registrant and The Ohio Company (a related agreement under the Rule 12b-1
              Plan) was filed as Exhibit (15)(b) of
              Post-Effective Amendment No. 9 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on
              December 20, 1996.

    (c)       Form of revised Selected Dealer Agreement
              (a related agreement under the Rule 12b-1
              Plan) was filed as Exhibit (15)(c) of
              Post-Effective Amendment No. 6 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on August
              2, 1996.

(16)(a)       Computation of Performance Quotations for
              Cardinal Balanced Fund was filed as
              Exhibit (16)(a) of Post-Effective
              Amendment No. 9 to Registrant's
              Registration Statement on December 20,
              1996.

    (b)       Computation of Performance Quotations for
              Cardinal Aggressive Growth Fund was filed as Exhibit (16)(b) of Post-Effective
              Amendment No. 9 to Registrant's
              Registration Statement on December 20,
              1996.


    (c)       Computation of Performance Quotations for
              The Cardinal Fund was filed as Exhibit
              (16)(c) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on April
              26, 1996.

    (d) Computation of Performance Quotations for Cardinal Government Obligations Fund was filed as Exhibit
              (16)(d) of Post-Effective Amendment No. 5 to
              Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

Exhibit No.                  Description                          Page
-----------                  -----------                          ----


    (e)       Computation of Performance Quotations for
              Cardinal Government Securities Money
              Market Fund was filed as Exhibit (16)(e) of Post-Effective Amendment No. 9 to
              Registrant's Registration Statement on
              Form N-1A (No. 33-59984) filed on
              December 20, 1996.

    (f) Computation of Performance Quotations for Cardinal Tax Exempt Money Market Fund was filed as Exhibit
              (16)(f) of Post-Effective Amendment No. 5 to
              Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.


(17)          Financial Data Schedules.


(18) Rule 18f-3 Plan as adopted July 19, 1996 was filed as Exhibit (18) of Post-
              Effective Amendment No. 9 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on December 20, 1996.

(19)(a)       Consent of Baker & Hostetler LLP.

    (b)       Powers of Attorney of H. Keith Allen,
              Gordon B. Carson, Michael J. Knilans,
              James I. Luck, David L. Nelson, C. A.
              Peterson, Frank W. Siegel, Joseph H.
              Stegmayer, Lawrence H. Rogers II and
              James M. Schrack, II were filed as
              Exhibit (19)(b) of Post-Effective
              Amendment No. 3 to Registrant's
              Registration Statement on Form N-1A (No.
              33-59984) filed on October 27, 1995.

       Filed with the Securities and Exchange Commission January 28, 1998

                                            1933 Act Registration No. 33-59984
                                                    1940 Act File No. 811-7588






                                   EXHIBITS TO




                                    FORM N-1A





            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]




                           Pre-Effective Amendment No.                [   ]




                        Post-Effective Amendment No. 10               [ X ]



                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                     [ X ]



                               Amendment No. 11                       [ X ]





                               The Cardinal Group
               (Exact Name of Registrant as Specified in Charter)


                              155 East Broad Street
                              Columbus, Ohio 43215
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (614) 464-5511